UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices) (Zip Code)

Jonathan D. Kreider
President & Chief Executive Officer
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code:
(866) 831-7129
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025
ITEM 1. REPORT TO STOCKHOLDERS.
Item 1(a):

Empower Core Strategies: Flexible Bond Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXEDX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Core Strategies: Flexible Bond Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: Flexible Bond Fund (Institutional Class/MXEDX)	$ 46	0.45%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,318M
Total number of portfolio holdings	1,000
Total advisory fee paid	$ 2.4M
Portfolio turnover rate as of the end of the reporting period	58%
Average Credit Quality	A1
Weighted Average Maturity	13 years
Effective Duration	5.42 years
Graphical Representation of Holdings
The tables below
show
the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.75%	3.40%
United States Treasury Note/Bond 4.00%	2.72%
United States Treasury Note/Bond 4.25%	2.49%
United States Treasury Note/Bond 4.00%	2.36%
United States Treasury Note/Bond 4.75%	2.34%
United States Treasury Note/Bond 4.25%	1.78%
United States Treasury Note/Bond 4.63%	1.71%
United States Treasury Note/Bond 4.38%	1.50%
United States Treasury Note/Bond 4.50%	1.42%
United States Treasury Note/ Bond 4.75%	1.40%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund
Changes
This is a summary of
certain
changes and planned
changes
to to the Fund since January 1,
2025
. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026 at
https://www.empower.com/investments/empower-funds/fund-documents or upon
special
request at
1-866-831-7129
.
On July 2, 2025 the Funds declared and paid
distributions
to
shareholders
from net investment
income
.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting
period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Core Strategies: Flexible Bond Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXEWX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Core Strategies: Flexible Bond Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: Flexible Bond Fund (Investor Class/MXEWX)	$ 79	0.77%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,318M
Total number of portfolio holdings	1,000
Total advisory fee paid	$ 2.4M
Portfolio turnover rate as of the end of the reporting period	58%
Average Credit Quality	A1
Weighted Average Maturity	13 years
Effective Duration	5.42 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.75%	3.40%
United States Treasury Note/Bond 4.00%	2.72%
United States Treasury Note/Bond 4.25%	2.49%
United States Treasury Note/Bond 4.00%	2.36%
United States Treasury Note/Bond 4.75%	2.34%
United States Treasury Note/Bond 4.25%	1.78%
United States Treasury Note/Bond 4.63%	1.71%
United States Treasury Note/Bond 4.38%	1.50%
United States Treasury Note/Bond 4.50%	1.42%
United States Treasury Note/Bond 4.75%	1.40%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the
Fund’s
next prospectus, which we expect to be available by April 30, 2026 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
On July 2, 2025 the Funds declared and paid distributions to shareholders from net investment income.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at
1-866-831-7129
.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Core Strategies: Inflation-Protected Securities Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXEGX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Core Strategies: Inflation-Protected Securities Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: Inflation-Protected Securities Fund (Institutional Class/MXEGX)	$ 36	0.35%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 483M
Total number of portfolio holdings	119
Total advisory fee paid	$ 0.7M
Portfolio turnover rate as of the end of the reporting period	105%
Average Credit Quality	Aa1
Weighted Average Maturity	7 years
Effective Duration	4.33 years
Graphical Representation of
Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	29.76%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	17.53%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	14.25%
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	9.17%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	8.32%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	2.13%
Government National Mortgage Association 4.50%	1.30%
U.S. Treasury Inflation Indexed Bonds TIPS 1.25%	1.03%
United States Treasury Note/Bond 4.00%	0.96%
United States Treasury Note/Bond 3.88%	0.96%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30,

2026 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
On July 2, 2025 the Funds declared and paid distributions to shareholders from net investment income.
Changes in and
Disagreements
with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Informati
on
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at
1-866-831-7129
.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Core Strategies: Inflation-Protected Securities Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXEYX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Core Strategies: Inflation-Protected Securities Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: Inflation-Protected Securities Fund (Investor Class/MXEYX)	$ 72	0.70%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 483M
Total number of portfolio holdings	119
Total advisory fee paid	$ 0.7M
Portfolio turnover rate as of the end of the reporting period	105%
Average Credit Quality	Aa1
Weighted Average Maturity	7 years
Effective Duration	4.33 years
Graphical Representation of
Holdings
The tables below show the investment makeup of the Fund, representing percentage
of the total investments

of the Fund.
Top Ten Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	29.76%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	17.53%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	14.25%
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	9.17%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	8.32%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	2.13%
Government National Mortgage Association 4.50%	1.30%
U.S. Treasury Inflation Indexed Bonds TIPS 1.25%	1.03%
United States Treasury Note/Bond 4.00%	0.96%
United States Treasury Note/Bond 3.88%	0.96%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30,

2026 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
On July 2, 2025 the Funds declared and paid distributions to shareholders from net investment income.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Core Strategies: International Equity Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXECX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Core Strategies: International Equity Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: International Equity Fund (Institutional Class/MXECX)	$ 71	0.65%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,072M
Total number of portfolio holdings	885
Total advisory fee paid	$ 2.7M
Portfolio turnover rate as of the end of the reporting period	31%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
ASML Holding NV	1.60%
SAP SE	1.59%
Novartis AG	1.33%
EssilorLuxottica SA	1.03%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	1.01%
London Stock Exchange Group PLC	1.00%
Shell PLC	0.93%
Roche Holding AG	0.89%
Halma PLC	0.85%
LVMH Moet Hennessy Louis Vuitton SE	0.84%
GEOGRAPHICAL ALLOCATION
Material Fund Changes
This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Effective April 30, 2025, Lazard Asset Management LLC replaced Franklin Templeton Institutional, LLC as a sub-adviser.
On July 2, 2025 the Funds declared and paid distributions to shareholders from net investment income.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at
1-866-831-7129
.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Core Strategies: International Equity Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXEVX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Core Strategies: International Equity Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: International Equity Fund (Investor Class/MXEVX)	$ 104	0.95%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,072M
Total number of portfolio holdings	885
Total advisory fee paid	$ 2.7M
Portfolio turnover rate as of the end of the reporting period	31%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
ASML Holding NV	1.60%
SAP SE	1.59%
Novartis AG	1.33%
EssilorLuxottica SA	1.03%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	1.01%
London Stock Exchange Group PLC	1.00%
Shell PLC	0.93%
Roche Holding AG	0.89%
Halma PLC	0.85%
LVMH Moet Hennessy Louis Vuitton SE	0.84%
GEOGRAPHICAL ALLOCATION
Material Fund Changes
This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Effective April 30, 2025, Lazard Asset Management LLC replaced Franklin Templeton Institutional, LLC as a sub-adviser.
On July 2, 2025 the Funds declared and paid distributions to shareholders from net investment income.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at
1-866-831-7129
.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Core Strategies: U.S. Equity Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXEBX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Core Strategies: U.S. Equity Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: U.S. Equity Fund (Institutional Class/MXEBX)	$ 56	0.55%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 671M
Total number of portfolio holdings	654
Total advisory fee paid	$ 1.5M
Portfolio turnover rate as of the end of the reporting period	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Microsoft Corp	4.98%
NVIDIA Corp	4.60%
Apple Inc	3.52%
Amazon.com Inc	3.17%
Meta Platforms Inc Class A	2.26%
Broadcom Inc	1.71%
Alphabet Inc Class A	1.50%
Alphabet Inc Class C	1.23%
Tesla Inc	1.18%
Walmart Inc	1.09%
SECTOR ALLOCATION
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30,

2026 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
On July 2, 2025 the Funds declared and paid distributions to shareholders from net investment income.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at
1-866-831-7129
.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Core Strategies: U.S. Equity Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXETX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Core Strategies: U.S. Equity Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: U.S. Equity Fund (Investor Class/MXETX)	$ 92	0.90%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 671M
Total number of portfolio holdings	654
Total advisory fee paid	$ 1.5M
Portfolio turnover rate as of the end of the reporting period	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Microsoft Corp	4.98%
NVIDIA Corp	4.60%
Apple Inc	3.52%
Amazon.com Inc	3.17%
Meta Platforms Inc Class A	2.26%
Broadcom Inc	1.71%
Alphabet Inc Class A	1.50%
Alphabet Inc Class C	1.23%
Tesla Inc	1.18%
Walmart Inc	1.09%
SECTOR ALLOCATION
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30,

2026 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
On July 2, 2025 the Funds declared and paid distributions to shareholders from net investment income.
Changes
in and
Disagreements
with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period
.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at
1-866-831-7129
.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

ITEM 2. CODE OF ETHICS.

Not required in filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
EMPOWER FUNDS, INC.
("Empower Funds")
Empower Core Strategies: Flexible Bond Fund	Empower Core Strategies: Inflation-Protected Securities Fund
Institutional Class Ticker / MXEDX	Institutional Class Ticker / MXEGX
Investor Class Ticker / MXEWX	Investor Class Ticker / MXEYX
Empower Core Strategies: International Equity Fund	Empower Core Strategies: U.S. Equity Fund
Institutional Class Ticker / MXECX	Institutional Class Ticker / MXEBX
Investor Class Ticker / MXEVX	Investor Class Ticker / MXETX
(the "Fund(s)")
Semi-Annual Report
June 30, 2025
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 12.07%
	AASET Trust(b)
	Series 2021-1A Class A
376,737	2.95%, 11/16/2041	$ 357,977
	Series 2021-2A Class A
683,689	2.80%, 01/15/2047	636,384
	Series 2024-2A Class A
1,427,317	5.93%, 09/16/2049	1,449,385
	Series 2025-1A Class A
560,917	5.94%, 02/16/2050	571,125
	Affirm Asset Securitization Trust(b)
	Series 2024-A Class 1D
105,000	6.89%, 02/15/2029	105,971
	Series 2024-A Class B
660,000	5.93%, 02/15/2029	663,304
	Series 2024-X2 Class A
124,682	5.22%, 12/17/2029	124,745
	Series 2024-X2 Class D
180,000	6.08%, 12/17/2029	181,342
650,000	AGL Ltd(b)(c) Series 2022-23A Class BR 5.82%, 04/20/2038 3-mo. SOFR + 1.55%	651,971
719,838	ALTDE Trust(b) Series 2025-1A Class A 5.90%, 08/15/2050	733,970
	American Credit Acceptance Receivables Trust(b)
	Series 2023-3 Class C
1,032,294	6.44%, 10/12/2029	1,038,191
	Series 2023-4 Class D
900,000	7.65%, 09/12/2030	934,280
	Series 2024-4 Class D
300,000	5.34%, 08/12/2031	300,747
	Series 2025-1 Class D
1,500,000	5.54%, 08/12/2031	1,510,734
1,500,000	AmeriCredit Automobile Receivables Trust Series 2023-2 Class C 6.00%, 07/18/2029	1,541,170
3,400,000	Apidos XXXVII(b)(c) Series 2021-37A Class B 6.13%, 10/22/2034 3-mo. SOFR + 1.86%	3,404,437
2,365,000	Applebee's Funding LLC / IHOP Funding LLC(b) Series 2025-1A Class A2 6.72%, 06/07/2055	2,365,000
	Aqua Finance Trust(b)
	Series 2019-A Class C
209,875	4.01%, 07/16/2040	205,012
	Series 2021-A Class B
210,000	2.40%, 07/17/2046	191,237
3,850,000	Ares LXII Ltd(b)(c) Series 2021-62A Class B 6.19%, 01/25/2034 3-mo. SOFR + 1.91%	3,857,700
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Avis Budget Rental Car Funding AESOP LLC(b)
	Series 2021-2A Class C
450,000	2.35%, 02/20/2028	$ 430,617
	Series 2023-1A Class D
270,000	7.59%, 04/20/2029	274,755
	Series 2023-2A Class D
255,000	7.26%, 10/20/2027	256,540
	Series 2023-3A Class D
260,000	7.32%, 02/20/2028	262,224
	Series 2023-4A Class D
180,000	7.31%, 06/20/2029	180,000
	Series 2023-5A Class D
250,000	7.35%, 04/20/2028	252,415
	Series 2023-8A Class C
275,000	7.34%, 02/20/2030	290,505
	Series 2024-1A Class C
150,000	6.48%, 06/20/2030	154,421
1,400,000	Benefit Street Partners XXVIII Ltd(b)(c) Series 2022-28A Class BR 5.97%, 10/20/2037 3-mo. SOFR + 1.70%	1,402,834
610,000	Benefit Street Partners XXXVII Ltd(b)(c) Series 2024-37A Class B 6.00%, 01/25/2038 3-mo. SOFR + 1.65%	611,294
	BHG Securitization Trust(b)
	Series 2023-B Class B
780,000	7.45%, 12/17/2036	809,643
	Series 2024-1CON Class B
385,000	6.49%, 04/17/2035	394,146
	Series 2024-1CON Class C
105,000	6.86%, 04/17/2035	107,723
	Series 2025-1CON Class B
205,000	5.26%, 04/17/2036	206,538
1,335,000	Birch Grove Ltd(b)(c) Series 2024-9A Class A1 5.68%, 10/22/2037 3-mo. SOFR + 1.40%	1,337,161
2,900,000	BlueMountain XXXIII Ltd(b)(c) Series 2021-33A Class B 6.28%, 11/20/2034 3-mo. SOFR + 1.96%	2,904,828
	Bridgecrest Lending Auto Securitization Trust
	Series 2023-1 Class D
2,035,000	7.84%, 08/15/2029	2,142,875
	Series 2024-2 Class D
1,430,000	6.30%, 02/15/2030	1,466,210
	Series 2025-2 Class C
950,000	5.17%, 03/17/2031	959,272
359,597	CAL Funding IV Ltd(b) Series 2020-1A Class A 2.22%, 09/25/2045	339,294

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
2,000,000	Carlyle Global Market Strategies Ltd(b)(c) Series 2021-3SA Class A2 6.02%, 04/15/2034 3-mo. SOFR + 1.76%	$ 2,001,472
	CarMax Auto Owner Trust
	Series 2022-1 Class D
300,000	2.47%, 07/17/2028	294,478
	Series 2023-4 Class D
300,000	7.16%, 04/15/2030	313,662
	Series 2024-1 Class D
100,000	6.00%, 07/15/2030	102,564
	Carvana Auto Receivables Trust
	Series 2021-N4 Class D
135,525	2.30%, 09/11/2028	131,665
	Series 2023-N1 Class D
2,430,000	6.69%, 07/10/2029(b)	2,478,358
	Series 2023-N4 Class D
200,000	7.22%, 02/11/2030(b)	209,405
	Series 2024-N1 Class D
200,000	6.30%, 05/10/2030(b)	204,972
	Series 2024-N3 Class D
400,000	5.38%, 12/10/2030(b)	400,569
	Series 2024-N3 Class E
1,285,000	7.66%, 04/12/2032(b)	1,303,995
	Castlelake Aircraft Securitization Trust(b)
	Series 2018-1 Class B
641,918	5.30%, 06/15/2043	587,284
	Series 2019-1A Class A
371,723	3.97%, 04/15/2039	352,213
408,281	CCG Receivables Trust(b) Series 2023-1 Class A2 5.82%, 09/16/2030	410,396
700,000	CLI Funding VIII LLC(b) Series 2025-R Class A 6.61%, 06/21/2050	690,900
22,152	Commonbond Student Loan Trust(b) Series 2020-1 Class A 1.69%, 10/25/2051	20,100
655,000	Compass Datacenters Issuer II LLC(b) Series 2025-1A Class A1 5.32%, 05/25/2050	655,000
	Compass Datacenters Issuer III LLC(b)
	Series 2025-1A Class A2
655,000	5.66%, 02/25/2050	661,607
	Series 2025-1A Class A3
350,000	5.85%, 02/25/2050	352,821
	CoreVest American Finance Trust(b)
	Series 2020-2 Class C
590,000	4.69%, 05/15/2052(d)	583,701
	Series 2021-1 Class C
155,000	2.80%, 04/15/2053	140,174
	Series 2021-3 Class D
220,000	3.47%, 10/15/2054	196,934
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Credit Acceptance Auto Loan Trust(b)
	Series 2024-1A Class C
325,000	6.71%, 07/17/2034	$ 335,110
	Series 2024-2A Class C
350,000	6.70%, 10/16/2034	363,437
	Series 2024-3A Class C
280,000	5.39%, 01/16/2035	283,082
	CyrusOne Data Centers Issuer I LLC(b)
	Series 2024-3A Class A2
515,000	4.65%, 05/20/2049	490,212
	Series 2025-1A Class A2
200,000	5.91%, 02/20/2050	203,855
	Drive Auto Receivables Trust
	Series 2021-2 Class D
802,716	1.39%, 03/15/2029	796,520
	Series 2025-1 Class D
1,050,000	5.41%, 09/15/2032	1,061,764
	DT Auto Owner Trust(b)
	Series 2021-2A Class D
547,887	1.50%, 02/16/2027	545,921
	Series 2023-3A Class B
1,990,000	6.07%, 03/15/2028	1,998,132
	Series 2023-3A Class D
845,000	7.12%, 05/15/2029	879,578
29,928	Elara HGV Timeshare Issuer LLC(b) Series 2021-A Class C 2.09%, 08/27/2035	28,303
55,596	ELFI Graduate Loan Program LLC(b)(d) Series 2021-A Class B 2.09%, 12/26/2046	45,740
576,143	EverBright Solar Trust(b) Series 2024-A Class A 6.43%, 06/22/2054	559,523
174,600	EWC Master Issuer LLC(b) Series 2022-1A Class A2 5.50%, 03/15/2052	172,020
	Exeter Automobile Receivables Trust
	Series 2021-3A Class D
1,657,343	1.55%, 06/15/2027	1,628,987
	Series 2022-6A Class C
274,586	6.32%, 05/15/2028	275,888
	Series 2023-2A Class D
680,000	6.32%, 08/15/2029	692,064
	Series 2023-3A Class D
340,000	6.68%, 04/16/2029	347,162
	Series 2023-5A Class D
1,320,000	7.13%, 02/15/2030	1,372,449
	Series 2024-4A Class D
1,100,000	5.81%, 12/16/2030	1,122,844
	Series 2024-5A Class D
400,000	5.06%, 02/18/2031	400,250
	Series 2025-1 Class A3
1,200,000	4.69%, 04/15/2030	1,204,953
	Series 2025-1A Class D
3,845,000	5.49%, 05/15/2031	3,917,499

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2025-2A Class C
750,000	5.16%, 07/15/2031	$ 758,412
	First Investors Auto Owner Trust(b)
	Series 2022-1A Class D
400,000	3.79%, 06/15/2028	393,908
	Series 2022-2A Class D
420,000	8.71%, 10/16/2028	436,936
	FirstKey Homes Trust(b)
	Series 2020-SFR2 Class F1
1,015,000	3.02%, 10/19/2037	1,004,074
	Series 2021-SFR1 Class E1
535,000	2.39%, 08/17/2038	516,396
	Series 2021-SFR2 Class E1
360,000	2.26%, 09/17/2038	345,563
	Series 2021-SFR2 Class E2
225,000	2.36%, 09/17/2038	215,974
	Series 2022-SFR2 Class D
635,000	4.50%, 07/17/2039	622,028
	Flagship Credit Auto Trust(b)
	Series 2020-4 Class D
99,580	2.18%, 02/16/2027	98,857
	Series 2021-1 Class D
209,788	1.27%, 03/15/2027	206,821
	Series 2021-2 Class D
310,000	1.59%, 06/15/2027	302,493
	Series 2021-3 Class D
475,000	1.65%, 09/15/2027	456,096
492,500	FOCUS Brands Funding(b) Series 2023-2 Class A2 8.24%, 10/30/2053	519,773
450,000	Ford Credit Auto Lease Trust Series 2023-B Class D 6.97%, 06/15/2028	455,492
2,350,000	Ford Credit Auto Owner Trust(b)(e) Series 2025-1 Class A 4.86%, 08/15/2037	2,396,811
1,380,000	Fortiva Retail Credit Master Note Business Trust(b) Series 2024-ONE Class B 9.70%, 11/15/2029	1,400,943
	Foundation Finance Trust(b)
	Series 2023-2A Class B
244,705	6.97%, 06/15/2049	255,828
	Series 2024-2A Class D
97,321	6.59%, 03/15/2050	98,191
	Series 2025-1A Class B
695,000	5.26%, 04/15/2050	699,665
	Series 2025-1A Class D
495,000	6.09%, 04/15/2050	492,739
	Freedom Financial Trust(b)
	Series 2021-3FP Class D
75,103	2.37%, 11/20/2028	74,781
	Series 2022-1FP Class D
135,099	3.35%, 03/19/2029	134,188
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Frontier Issuer LLC(b)
	Series 2023-1 Class A2
1,880,000	6.60%, 08/20/2053	$ 1,909,710
	Series 2023-1 Class C
770,000	11.50%, 08/20/2053	809,879
	Series 2024-1 Class C
1,085,000	11.16%, 06/20/2054	1,217,925
1,838,182	GITSIT Mortgage Loan Trust(b)(e) Series 2025-NPL1 Class A1 6.28%, 02/25/2055	1,838,334
	GLS Auto Receivables Issuer Trust(b)
	Series 2021-1A Class D
47,323	1.68%, 01/15/2027	47,264
	Series 2023-2A Class D
520,000	6.31%, 03/15/2029	530,743
	Series 2023-4A Class D
595,000	7.18%, 08/15/2029	618,636
	Series 2024-1A Class D
400,000	5.95%, 12/17/2029	408,176
	Series 2024-2A Class D
370,000	6.19%, 02/15/2030	379,279
	GLS Auto Select Receivables Trust(b)
	Series 2024-1A Class D
50,000	6.43%, 01/15/2031	51,642
	Series 2024-2A Class C
155,000	5.93%, 06/17/2030	159,395
	Series 2024-4A Class D
100,000	5.28%, 10/15/2031	100,806
	Series 2025-1A Class C
65,000	5.26%, 03/15/2031	66,150
	Series 2025-1A Class D
70,000	5.74%, 04/15/2032	71,576
229,625	GoodLeap Home Improvement Solutions Trust(b) Series 2024-1A Class A 5.35%, 10/20/2046	232,238
	Hardee's Funding LLC(b)
	Series 2021-1A Class A2
288,000	2.87%, 06/20/2051	262,570
	Series 2024-1A Class A2
316,000	7.25%, 03/20/2054	325,990
420,000	Hertz Vehicle Financing III LLC(b) Series 2023-1A Class D2 9.13%, 06/25/2027	424,769
450,000	Hertz Vehicle Financing LLC(b) Series 2022-4A Class D 6.56%, 09/25/2026	449,965
59,889	Hilton Grand Vacations Trust(b) Series 2024-1B Class C 6.62%, 09/15/2039	60,826
107,169	HIN Timeshare Trust(b) Series 2024-A Class A 5.49%, 03/15/2043	108,956

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Home Partners of America Trust(b)
	Series 2021-1 Class E
83,133	2.58%, 09/17/2041	$ 71,382
	Series 2021-2 Class E1
1,267,089	2.85%, 12/17/2026	1,214,347
	Series 2021-2 Class E2
609,547	2.95%, 12/17/2026	581,788
	HPEFS Equipment Trust(b)
	Series 2022-1A Class D
100,316	2.40%, 11/20/2029	100,180
	Series 2023-2A Class D
255,000	6.97%, 07/21/2031	259,090
2,550,000	HPS Loan Management Ltd(b)(c) Series 15A-19 Class A1R 5.59%, 01/22/2035 3-mo. SOFR + 1.32%	2,550,943
105,000	Island Finance Trust(b) Series 2025-1A Class A 6.54%, 03/19/2035	107,083
478,750	Jack in the Box Funding LLC(b) Series 2019-1A Class A2II 4.48%, 08/25/2049	471,776
1,183,084	JOL Air Ltd(b) Series 2019-1 Class A 3.97%, 04/15/2044	1,171,278
	Kapitus Asset Securitization IV LLC(b)
	Series 2024-1A Class 1A
195,000	5.49%, 09/10/2031	194,779
	Series 2024-1A Class A
510,000	5.49%, 09/10/2031	509,422
82,463	Kestrel Aircraft Funding Ltd(b) Series 2018-1A Class A 4.25%, 12/15/2038	80,821
2,250,000	KKR Ltd(b)(c) Series 31A Class B 6.03%, 04/20/2034 3-mo. SOFR + 1.76%	2,252,754
199,439	Labrador Aviation Finance Ltd(b) Series 2016-1A Class A1 4.30%, 01/15/2042	193,950
	LAD Auto Receivables Trust(b)
	Series 2023-4A Class C
260,000	6.76%, 03/15/2029	269,002
	Series 2023-4A Class D
145,000	7.37%, 04/15/2031	152,151
	Series 2024-1A Class B
100,000	5.33%, 02/15/2029	101,372
	Series 2024-1A Class C
100,000	5.64%, 06/15/2029	101,726
	Series 2024-3A Class C
100,000	4.93%, 03/15/2030	100,420
	Series 2024-3A Class D
100,000	5.18%, 02/17/2032	100,108
Principal Amount(a)		Fair Value
Non-Agency — (continued)
177,308	Laurel Road Prime Student Loan Trust(b) Series 2020-A Class A2FX 1.40%, 11/25/2050	$ 164,594
770,565	Lunar Structured Aircraft Portfolio Notes(b) Series 2021-1 Class A 2.64%, 10/15/2046	717,958
488,470	MAPS Ltd(b) Series 2021-1A Class A 2.52%, 06/15/2046	460,182
	Marathon Ltd(b)(c)
	Series 2021-16A Class A2
2,250,000	6.22%, 04/15/2034 3-mo. SOFR + 1.96%	2,250,000
	Series 2021-16A Class A2R
2,250,000	6.55%, 04/15/2034 3-mo. SOFR + 1.55%	2,250,000
130,000	Mariner Finance Issuance Trust(b) Series 2024-AA Class D 6.77%, 09/22/2036	134,123
	Marlette Funding Trust(b)
	Series 2023-4A Class B
580,000	8.15%, 12/15/2033	605,534
	Series 2024-1A Class B
175,000	6.07%, 07/17/2034	176,464
	Series 2024-1A Class D
555,000	6.93%, 07/17/2034	569,900
525,000	Merchants Fleet Funding LLC(b) Series 2023-1A Class D 8.20%, 05/20/2036	533,878
1,075,000	Mercury Financial Credit Card Master Trust(b) Series 2024-2A Class A 6.56%, 07/20/2029	1,084,467
160,000	MetroNet Infrastructure Issuer LLC(b) Series 2024-1A Class A2 6.23%, 04/20/2054	163,498
	Mission Lane Credit Card Master Trust(b)
	Series 2023-B Class A
840,000	7.69%, 11/15/2028	840,792
	Series 2024-A Class B
620,000	6.59%, 08/15/2029	624,875
	Series 2024-B Class A
695,000	5.88%, 01/15/2030	700,525
	Series 2025-A Class A
595,000	5.80%, 05/15/2030	596,267
	MVW Owner Trust(b)
	Series 2021-1WA Class C
231,212	1.94%, 01/22/2041	220,010
	Series 2021-2A Class C
454,314	2.23%, 05/20/2039	427,492
	Navient Private Education Refi Loan Trust(b)
	Series 2020-HA Class A
25,274	1.31%, 01/15/2069	23,749

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-A Class A
201,714	0.84%, 05/15/2069	$ 183,841
	Series 2021-A Class B
720,000	2.24%, 05/15/2069	571,670
	Series 2021-EA Class B
235,000	2.03%, 12/16/2069	166,846
	Series 2021-FA Class B
505,000	2.12%, 02/18/2070	344,251
	Series 2023-BA Class B
560,000	7.23%, 03/15/2072	603,608
1,170,642	Navigator Aircraft Ltd(b)(e) Series 2021-1 Class A 2.77%, 11/15/2046	1,094,189
	Nelnet Student Loan Trust(b)
	Series 2021-BA Class B
370,000	2.68%, 04/20/2062	325,636
	Series 2021-DA Class C
195,000	3.50%, 04/20/2062	167,400
	Series 2021-DA Class D
100,000	4.38%, 04/20/2062	85,611
315,000	New Economy Assets Phase 1 Sponsor LLC(b) Series 2021-1 Class A1 1.91%, 10/20/2061	296,569
	OneMain Financial Issuance Trust(b)
	Series 2021-1A Class D
350,000	2.47%, 06/16/2036	317,662
	Series 2022-S1 Class D
770,000	5.20%, 05/14/2035	760,956
932,273	OWN Equipment Fund I LLC(b) Series 2024-2M Class A 5.70%, 12/20/2032	945,560
505,000	OWN Equipment Fund II LLC(b) Series 2025-1M Class A 5.48%, 09/26/2033	504,848
	Palmer Square BDC Ltd(b)(c)
	Series 1A Class A
1,795,000	5.86%, 07/15/2037 3-mo. SOFR + 1.60%	1,803,776
	Series 1A Class B1
1,270,000	6.41%, 07/15/2037 3-mo. SOFR + 2.15%	1,278,435
266,697	PK Alift Loan Funding 3 LP(b) Series 2024-1 Class A1 5.84%, 09/15/2039	269,988
	Planet Fitness Master Issuer LLC(b)
	Series 2019-1A Class A2
557,550	3.86%, 12/05/2049	530,826
	Series 2022-1A Class A2I
48,375	3.25%, 12/05/2051	47,107
	Series 2022-1A Class A2II
96,750	4.01%, 12/05/2051	89,288
	Series 2024-1A Class A2I
1,096,713	5.77%, 06/05/2054	1,112,122
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Prestige Auto Receivables Trust(b)
	Series 2022-1A Class D
1,235,000	8.08%, 08/15/2028	$ 1,262,119
	Series 2023-2A Class D
200,000	7.71%, 08/15/2029	208,422
	Progress Residential Trust(b)
	Series 2021-SFR3 Class E1
165,000	2.54%, 05/17/2026	162,242
	Series 2021-SFR3 Class E2
140,000	2.69%, 05/17/2026	137,714
	Series 2021-SFR4 Class E1
100,000	2.41%, 05/17/2038	98,121
	Series 2021-SFR4 Class E2
100,000	2.56%, 05/17/2038	98,091
	Series 2021-SFR5 Class E1
230,000	2.21%, 07/17/2038	222,715
	Series 2021-SFR5 Class E2
100,000	2.36%, 07/17/2038	96,861
	Series 2021-SFR6 Class E1
300,000	2.43%, 07/17/2038	291,953
	Series 2021-SFR6 Class E2
155,000	2.53%, 07/17/2038	150,917
	Series 2021-SFR7 Class E1
365,000	2.59%, 08/17/2040	336,249
	Series 2021-SFR7 Class E2
100,000	2.64%, 08/17/2040	91,456
	Series 2021-SFR9 Class E1
165,000	2.81%, 11/17/2040	154,400
	Series 2021-SFR9 Class E2
115,000	3.01%, 11/17/2040	107,772
175,000	Reach Financial LLC(b) Series 2025-1A Class C 5.99%, 08/16/2032	176,595
	Republic Finance Issuance Trust(b)
	Series 2021-A Class C
100,000	3.53%, 12/22/2031	97,217
	Series 2024-A Class A
520,000	5.91%, 08/20/2032	527,597
	Series 2024-B Class A
145,000	5.42%, 11/20/2037	147,154
	Series 2024-B Class C
490,000	6.60%, 11/20/2037	497,523

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Santander Drive Auto Receivables Trust
	Series 2021-3 Class D
20,610	1.33%, 09/15/2027	$ 20,527
	Series 2021-4 Class D
856,313	1.67%, 10/15/2027	848,032
	Series 2023-3 Class B
1,550,000	5.61%, 07/17/2028	1,558,181
	Series 2023-4 Class B
1,400,000	5.77%, 12/15/2028	1,418,262
	Series 2023-4 Class C
800,000	6.04%, 12/15/2031	820,490
	Series 2025-2 Class C
950,000	5.06%, 05/15/2031	955,443
	SBNA Auto Receivables Trust(b)
	Series 2024-A Class C
100,000	5.59%, 01/15/2030	101,767
	Series 2024-A Class D
100,000	6.04%, 04/15/2030	102,030
	SCF Equipment Leasing LLC(b)
	Series 2022-1A Class D
355,000	3.79%, 11/20/2031	346,484
	Series 2022-2A Class C
620,000	6.50%, 08/20/2032	623,297
	Series 2024-1A Class C
115,000	5.82%, 09/20/2032	118,856
	Series 2024-1A Class D
110,000	6.58%, 06/21/2033	115,559
	SEB Funding LLC(b)
	Series 2021-1A Class A2
199,500	4.97%, 01/30/2052	195,778
	Series 2024-1A Class A2
935,000	7.39%, 04/30/2054	956,153
203,000	Shenton Aircraft Investment I Ltd(b) Series 2015-1A Class A 4.75%, 10/15/2042	197,061
	Sierra Timeshare Receivables Funding LLC(b)
	Series 2021-1A Class C
16,128	1.79%, 11/20/2037	15,836
	Series 2023-2A Class C
85,208	7.30%, 04/20/2040	88,134
	Series 2023-3A Class C
256,375	7.12%, 09/20/2040	264,463
	SLAM LLC(b)
	Series 2024-1A Class A
790,594	5.34%, 09/15/2049	788,479
	Series 2025-1A Class A
270,000	5.81%, 05/15/2050	274,552
	SMB Private Education Loan Trust(b)
	Series 2020-A Class A2A
321,771	2.23%, 09/15/2037	309,895
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-A Class A2A2
303,603	5.16%, 01/15/2053(c) 1-mo. SOFR + 0.84%	$ 301,142
	Series 2021-B Class B
345,000	2.65%, 07/17/2051	306,335
	Series 2021-D Class B
330,000	2.31%, 03/17/2053	280,562
	Series 2021-E Class B
700,000	2.49%, 02/15/2051	593,655
	Stream Innovations Issuer Trust(b)
	Series 2024-1A Class A
70,589	6.27%, 07/15/2044	73,288
	Series 2024-2A Class A
355,335	5.21%, 02/15/2045	359,276
1,492,500	Subway Funding LLC(b) Series 2024-1A Class A2I 6.03%, 07/30/2054	1,517,720
113,626	Sunnova Helios II Issuer LLC(b) Series 2019-AA Class A 3.75%, 06/20/2046	104,024
322,005	Sunnova Helios V Issuer LLC(b) Series 2021-A Class B 3.15%, 02/20/2048	146,305
1,147,284	Sunnova Helios X Issuer LLC(b) Series 2022-C Class C 6.00%, 11/22/2049	475,037
1,106,899	Sunnova Helios XIII Issuer LLC(b) Series 2024-A Class A 5.30%, 02/20/2051	1,023,900
347,115	Sunrun Atlas Issuer LLC(b) Series 2019-2 Class A 3.61%, 02/01/2055	328,638
106,279	Sunrun Demeter Issuer LLC(b) Series 2021-2A Class A 2.27%, 01/30/2057	94,044
267,867	Textainer Marine Containers VII Ltd(b) Series 2021-1A Class A 1.68%, 02/20/2046	246,300
428,228	Thrust Engine Leasing Designated Activity Co(b) Series 2021-1A Class A 4.16%, 07/15/2040	417,317
1,150,000	TMCL VII Holdings Ltd(b) Series 2025-1H Class A 6.43%, 07/23/2050	1,150,000
	Trafigura Securitisation Finance PLC(b)
	Series 2024-1A Class A1
1,790,000	5.75%, 11/15/2027(c) 1-day. SOFR + 1.40%	1,783,573
	Series 2024-1A Class B
280,000	7.29%, 11/15/2027	283,635

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Tricon American Homes Trust(b)
	Series 2019-SFR1 Class D
15,000	3.20%, 03/17/2038	$ 14,752
	Series 2020-SFR2 Class E1
100,000	2.73%, 11/17/2039	94,577
	Tricon Residential Trust(b)
	Series 2021-SFR1 Class E1
200,000	2.79%, 07/17/2038	194,079
	Series 2021-SFR1 Class E2
535,000	2.89%, 07/17/2038	519,158
100,000	Uniti Fiber ABS Issuer LLC(b) Series 2025-1A Class A2 5.88%, 04/20/2055	100,998
2,250,000	Venture Ltd(b)(c) Series 2021-42A Class B 6.07%, 04/15/2034 3-mo. SOFR + 1.81%	2,250,135
399,328	Vivint Solar Financing V LLC(b) Series 2018-1A Class A 4.73%, 04/30/2048	378,049
636,507	Volofin Finance Designated Activity Co(b) Series 2024-1A Class A 5.94%, 06/15/2037	642,785
	VStrong Auto Receivables Trust(b)
	Series 2024-A Class B
100,000	5.77%, 07/15/2030	101,485
	Series 2024-A Class D
100,000	7.29%, 07/15/2030	104,294
1,164,729	WAVE Trust(b) Series 2017-1A Class A 3.84%, 11/15/2042	1,129,811
	Westlake Automobile Receivables Trust(b)
	Series 2023-1A Class D
400,000	6.79%, 11/15/2028	408,816
	Series 2023-3A Class C
550,000	6.02%, 09/15/2028	557,807
	Series 2023-4A Class D
1,335,000	7.19%, 07/16/2029	1,389,974
	Series 2024-2A Class D
200,000	5.91%, 04/15/2030	203,709
	Series 2025-1A Class D
400,000	5.54%, 11/15/2030	406,210
151,736	Willis Engine Structured Trust IV(b)(e) Series 2018-A Class B 5.44%, 09/15/2043	148,997
749,623	Willis Engine Structured Trust VI(b) Series 2021-A Class A 3.10%, 05/15/2046	696,819
Principal Amount(a)		Fair Value
Non-Agency — (continued)
223,209	Willis Engine Structured Trust VII(b) Series 2023-A Class A 8.00%, 10/15/2048	$ 229,886
445,000	Wingstop Funding LLC(b) Series 2024-1A Class A2 5.86%, 12/05/2054	453,287
	Ziply Fiber Issuer LLC(b)
	Series 2024-1A Class A2
1,200,000	6.64%, 04/20/2054	1,232,275
	Series 2024-1A Class B
280,000	7.81%, 04/20/2054	292,728
TOTAL ASSET-BACKED SECURITIES — 12.07% (Cost $159,198,430)		$159,034,986
BANK LOANS
	Aramark Services Inc(c)
160,000	6.33%,04/06/2028 1-mo. SOFR + 2.00%	160,067
1,439,300	6.33%,06/22/2030 1-mo. SOFR + 2.00%	1,441,099
1,700,422	Asplundh Tree Expert LLC(c) 6.08%, 05/23/2031 1-mo. SOFR + 1.75%	1,701,485
	Carnival Corp(c)
137,154	6.31%,08/08/2027 1-mo. SOFR + 1.99%	136,982
1,562,832	6.31%,10/18/2028 1-mo. SOFR + 1.99%	1,556,972
485,100	Cedar Fair LP(c) 6.33%, 05/01/2031 1-mo. SOFR + 2.00%	485,024
308,637	Ciena Corp(c) 6.07%, 10/24/2030 1-mo. SOFR + 1.75%	310,051
344,135	Citadel Securities LP(c) 6.32%, 10/24/2031 1-mo. SOFR + 2.00%	344,888
344,879	CSC Holdings LLC(c) 8.81%, 01/18/2028 1-mo. SOFR + 4.49%	339,447
319,196	DaVita Inc(c) 6.32%, 05/09/2031 1-mo. SOFR + 2.00%	320,849
872,812	DK Crown Holdings Inc(c) 6.07%, 03/04/2032 1-mo. SOFR + 1.74%	869,812
2,202,431	Flutter Entertainment PLC(c) 6.05%, 11/29/2030 3-mo. SOFR + 1.60%	2,190,042
205,000	Flutter Financing B.V.(c) 6.30%, 06/04/2032 3-mo. SOFR + 1.85%	205,000
285,000	Herc Holdings Inc(c) 6.31%, 05/17/2032 1-mo. SOFR + 1.99%	285,832

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
	Hilton Grand Vacations Borrower LLC(c)
43,821	6.32%,08/02/2028 1-mo. SOFR + 2.00%	$ 43,777
2,780,929	6.33%,01/17/2031 1-mo. SOFR + 2.00%	2,776,293
1,157,005	Hilton Worldwide Finance LLC(c) 6.07%, 11/08/2030 1-mo. SOFR + 1.75%	1,159,969
336,041	HUB International Ltd(c) 6.77%, 06/20/2030 3-mo. SOFR + 2.32%	336,881
766,350	IQVIA Inc(c) 6.05%, 01/02/2031 3-mo. SOFR + 1.60%	768,744
1,227,848	Novelis Holdings Inc(c) 6.30%, 02/20/2032 3-mo. SOFR + 1.85%	1,228,155
358,191	NRG Energy Inc(c) 6.31%, 04/16/2031 1-mo. SOFR + 1.99%	358,575
1,498,806	OpenText Corp(c) 6.08%, 01/31/2030 1-mo. SOFR + 1.75%	1,497,444
	Resideo Funding Inc(c)
282,775	6.06%,02/11/2028 1-mo. SOFR + 1.74%	282,422
1,273,886	6.07%,06/13/2031 3-mo. SOFR + 1.62%	1,271,762
218,900	Ryan Specialty Group LLC(c) 4.33%, 09/15/2031 1-mo. SOFR + 0.00%	218,444
732,859	SBA Senior Finance II LLC(c) 6.08%, 01/25/2031 1-mo. SOFR + 1.76%	733,644
99,002	Scientific Games International Inc(c) 6.56%, 04/14/2029 1-mo. SOFR + 2.24%	99,002
249,375	TEREX Corp(c) 6.30%, 10/08/2031 3-mo. SOFR + 1.85%	250,622
	TransDigm Inc(c)
193,040	7.05%,08/24/2028 3-mo. SOFR + 2.60%	193,614
192,567	6.80%,02/28/2031 3-mo. SOFR + 2.35%	192,784
3,177,369	TransUnion Intermediate Holdings Inc(c) 6.08%, 06/24/2031 1-mo. SOFR + 1.75%	3,181,341
430,167	Truist Insurance Holdings LLC(c) 7.05%, 05/06/2031 3-mo. SOFR + 2.60%	430,167
Principal Amount(a)		Fair Value
Bank Loans — (continued)
1,707,750	Wyndham Hotels & Resorts Inc(c) 6.08%, 05/24/2030 1-mo. SOFR + 1.75%	$ 1,713,727
TOTAL BANK LOANS — 2.05% (Cost $27,076,166)		$27,084,917
CORPORATE BONDS AND NOTES
Basic Materials — 1.41%
650,000	Ashland Inc(b) 3.38%, 09/01/2031	579,198
1,810,000	First Quantum Minerals Ltd(b) 9.38%, 03/01/2029	1,921,038
	Glencore Funding LLC(b)
3,150,000	6.38%, 10/06/2030	3,380,743
2,010,000	2.85%, 04/27/2031	1,812,197
300,000	2.63%, 09/23/2031	263,354
3,075,000	5.70%, 05/08/2033	3,179,190
5,550,000	6.50%, 10/06/2033	6,018,478
	Mineral Resources Ltd(b)
35,000	8.00%, 11/01/2027	35,163
100,000	9.25%, 10/01/2028	102,341
205,000	8.50%, 05/01/2030	203,986
	Steel Dynamics Inc
320,000	5.38%, 08/15/2034	324,928
810,000	5.25%, 05/15/2035	810,860
		18,631,476
Communications — 3.10%
1,875,000	AT&T Inc 5.38%, 08/15/2035	1,909,225
	Charter Communications Operating LLC / Charter Communications Operating Capital
295,000	6.65%, 02/01/2034	315,898
660,000	6.55%, 06/01/2034	704,192
320,000	6.38%, 10/23/2035	336,099
2,540,000	4.80%, 03/01/2050	2,032,173
345,000	5.25%, 04/01/2053	293,109
1,935,000	3.95%, 06/30/2062	1,246,752
	CSC Holdings LLC(b)
200,000	5.75%, 01/15/2030	98,917
600,000	4.13%, 12/01/2030	423,308
7,410,000	4.63%, 12/01/2030	3,446,064
1,640,000	3.38%, 02/15/2031	1,136,338
400,000	4.50%, 11/15/2031	281,474
320,000	DirecTV Financing LLC(b) 8.88%, 02/01/2030	313,789
960,000	DirecTV Financing LLC / Directv Financing Co-Obligor Inc(b) 10.00%, 02/15/2031	931,991
	Discovery Communications LLC
60,000	3.63%, 05/15/2030	48,582
350,000	6.35%, 06/01/2040	243,124

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
	DISH DBS Corp(b)
2,885,000	5.25%, 12/01/2026	$ 2,618,138
1,625,000	5.75%, 12/01/2028	1,406,641
9,747,212	EchoStar Corp 10.75%, 11/30/2029	10,039,626
2,885,000	Expedia Group Inc 5.40%, 02/15/2035	2,904,886
	Go Daddy Operating Co LLC / GD Finance Co Inc(b)
610,000	5.25%, 12/01/2027	609,169
725,000	3.50%, 03/01/2029	685,085
	iHeartCommunications Inc(b)
1,068,000	7.75%, 08/15/2030	823,695
88,000	7.00%, 01/15/2031	64,460
	Motorola Solutions Inc
1,730,000	5.40%, 04/15/2034	1,764,346
1,325,000	5.55%, 08/15/2035	1,350,964
505,000	SoftBank Group Corp 4.63%, 07/06/2028	486,876
1,410,000	Sprint Capital Corp 8.75%, 03/15/2032	1,710,457
260,000	Time Warner Cable LLC 6.55%, 05/01/2037	268,533
	T-Mobile USA Inc
810,000	2.70%, 03/15/2032	713,861
1,105,000	5.75%, 01/15/2034	1,157,267
170,000	4.70%, 01/15/2035	164,705
295,000	Uber Technologies Inc 4.80%, 09/15/2034	289,760
		40,819,504
Consumer, Cyclical — 2.59%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(b)
65,000	3.88%, 01/15/2028	63,314
260,000	3.50%, 02/15/2029	247,579
220,000	5.63%, 09/15/2029	223,107
1,420,000	4.00%, 10/15/2030	1,323,253
705,000	Allison Transmission Inc(b) 3.75%, 01/30/2031	646,172
	American Airlines Pass Through Trust
	Series 2017-2 Class B
1,461	3.70%, 10/15/2025	1,452
	Series 2016-3 Class B
10,114	3.75%, 10/15/2025	10,044
	Series 2019-1 Class B
13,069	3.85%, 02/15/2028	12,389
	Series 2016-3 Class A
113,599	3.25%, 10/15/2028	106,461
	Series 2017-2 Class A
3,106	3.60%, 10/15/2029	2,866
570,000	BorgWarner Inc(f) 5.40%, 08/15/2034	576,427
2,239	British Airways Pass Through Trust(b) Series 2019-1 Class A 3.35%, 06/15/2029	2,131
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	Carnival Corp(b)
915,000	5.75%, 03/01/2027	$ 922,555
220,000	4.00%, 08/01/2028	215,325
685,000	6.00%, 05/01/2029	692,153
1,665,000	5.75%, 03/15/2030	1,693,172
1,770,000	6.13%, 02/15/2033	1,810,979
315,000	Choice Hotels International Inc 5.85%, 08/01/2034	317,457
500,000	DR Horton Inc 5.50%, 10/15/2035	509,127
680,000	Global Auto Holdings Ltd / AAG FH UK Ltd(b) 11.50%, 08/15/2029	665,352
	Hilton Domestic Operating Co Inc(b)
865,000	4.00%, 05/01/2031	813,294
110,000	3.63%, 02/15/2032	99,644
	Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc(b)
150,000	4.88%, 07/01/2031	138,218
340,000	6.63%, 01/15/2032	345,280
	Light & Wonder International Inc(b)
1,310,000	7.00%, 05/15/2028	1,313,816
35,000	7.25%, 11/15/2029	36,059
245,000	7.50%, 09/01/2031	256,371
	Marriott International Inc
1,025,000	5.30%, 05/15/2034	1,037,409
1,390,000	5.50%, 04/15/2037	1,390,230
445,000	Marriott Ownership Resorts Inc(b)(f) 4.50%, 06/15/2029	427,381
2,380,000	Meritage Homes Corp 5.65%, 03/15/2035	2,386,759
	NCL Corp Ltd(b)
141,000	5.88%, 03/15/2026	141,176
40,000	8.13%, 01/15/2029	42,167
570,000	6.75%, 02/01/2032	582,328
195,000	NCL Finance Ltd(b) 6.13%, 03/15/2028	198,172
	Royal Caribbean Cruises Ltd(b)
220,000	4.25%, 07/01/2026	218,893
1,840,000	5.50%, 04/01/2028	1,862,895
1,515,000	5.63%, 09/30/2031	1,524,255
490,000	6.25%, 03/15/2032	503,661
1,900,000	6.00%, 02/01/2033	1,936,626
	Travel + Leisure Co
210,000	4.50%, 12/01/2029(b)	202,956
755,000	4.63%, 03/01/2030(b)	723,855
645,000	4.63%, 03/01/2030	618,392
2,173,340	United Airlines Pass Through Trust Series 2023-1 Class A 5.80%, 01/15/2036	2,216,822
	Warnermedia Holdings Inc
1,835,000	4.28%, 03/15/2032	1,364,781

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
450,000	5.05%, 03/15/2042	$ 265,230
	Whirlpool Corp
210,000	6.13%, 06/15/2030	211,846
225,000	6.50%, 06/15/2033	225,721
	Yum! Brands Inc
1,105,000	3.63%, 03/15/2031	1,019,911
400,000	4.63%, 01/31/2032	385,109
	ZF North America Capital Inc(b)
315,000	6.88%, 04/14/2028	315,953
675,000	6.75%, 04/23/2030	648,212
760,000	6.88%, 04/23/2032	702,423
		34,197,160
Consumer, Non-Cyclical — 3.05%
	Ashtead Capital Inc(b)
290,000	5.50%, 08/11/2032	293,692
470,000	5.55%, 05/30/2033	474,666
2,210,000	5.95%, 10/15/2033	2,289,069
285,000	5.80%, 04/15/2034	291,685
400,000	Avantor Funding Inc(b) 4.63%, 07/15/2028	392,784
25,000	Bausch + Lomb Corp(b) 8.38%, 10/01/2028	26,094
1,920,000	Bausch Health Cos Inc(b) 4.88%, 06/01/2028	1,619,606
530,000	Block Inc 3.50%, 06/01/2031	486,152
	Centene Corp
1,130,000	4.63%, 12/15/2029	1,099,075
985,000	3.38%, 02/15/2030	907,218
1,010,000	3.00%, 10/15/2030	902,456
1,155,000	2.50%, 03/01/2031	994,440
	CVS Pass Through Trust(b)
	Series 2013
662,732	4.70%, 01/10/2036	634,880
	Series 2014
232,360	4.16%, 08/11/2036	214,847
695,000	Elevance Health Inc(f) 5.20%, 02/15/2035	702,274
	Global Payments Inc
320,000	2.90%, 05/15/2030	294,205
1,085,000	5.40%, 08/15/2032(f)	1,107,503
	HCA Inc
1,685,000	5.50%, 06/01/2033	1,725,122
2,025,000	5.60%, 04/01/2034	2,071,874
385,000	5.45%, 09/15/2034	388,332
735,000	5.13%, 06/15/2039	691,252
435,000	Hologic Inc(b) 3.25%, 02/15/2029	414,534
	JBS USA Holding Lux SARL / JBS USA Food Co / JBS Lux Co SARL
2,075,000	3.75%, 12/01/2031	1,930,772
330,000	6.75%, 03/15/2034	360,249
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
260,000	JBS USA Holding Lux SARL / JBS USA Foods Group Holdings Inc / JBS USA Food Co(b) 5.50%, 01/15/2036	$ 260,382
705,000	JBS USA Lux SARL / JBS USA Food Co / JBS USA Foods Group(b) 5.95%, 04/20/2035	730,366
440,000	Mars Inc(b) 5.20%, 03/01/2035	445,271
885,000	Medline Borrower LP / Medline Co-Issuer Inc(b) 6.25%, 04/01/2029	909,146
	Molina Healthcare Inc(b)
275,000	4.38%, 06/15/2028	268,791
1,330,000	3.88%, 05/15/2032	1,210,579
	Pilgrim's Pride Corp
1,905,000	3.50%, 03/01/2032	1,714,981
265,000	6.88%, 05/15/2034	290,229
460,000	Post Holdings Inc(b) 4.50%, 09/15/2031	426,976
1,020,000	Smithfield Foods Inc(b) 3.00%, 10/15/2030	926,548
270,000	Teva Pharmaceutical Finance Co LLC 6.15%, 02/01/2036	277,588
	Teva Pharmaceutical Finance Netherlands II BV
1,235,000	EUR, 7.38%, 09/15/2029	1,645,711
1,045,000	EUR, 7.88%, 09/15/2031	1,464,948
	Teva Pharmaceutical Finance Netherlands III BV
269,000	3.15%, 10/01/2026	263,775
275,000	5.13%, 05/09/2029(f)	276,584
1,270,000	7.88%, 09/15/2029	1,385,408
915,000	8.13%, 09/15/2031(f)	1,036,109
200,000	6.00%, 12/01/2032	204,244
5,775,000	4.10%, 10/01/2046	4,153,100
220,000	Teva Pharmaceutical Finance Netherlands IV BV 5.75%, 12/01/2030	223,946
305,000	TriNet Group Inc(b) 3.50%, 03/01/2029	286,625
1,405,000	United Rentals North America Inc(b) 6.13%, 03/15/2034	1,447,182
		40,161,270
Energy — 3.27%
	Aker BP ASA(b)
1,010,000	4.00%, 01/15/2031	959,276
785,000	5.13%, 10/01/2034	753,700
3,400,000	Canadian Natural Resources Ltd(b) 5.40%, 12/15/2034	3,377,949
	Cheniere Energy Partners LP
2,115,000	4.00%, 03/01/2031	2,012,595

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
1,500,000	5.95%, 06/30/2033	$ 1,565,753
	Civitas Resources Inc(b)
295,000	8.38%, 07/01/2028	302,054
390,000	8.63%, 11/01/2030	395,943
	Continental Resources Inc(b)
6,920,000	5.75%, 01/15/2031	6,986,320
1,845,000	2.88%, 04/01/2032	1,551,059
110,000	Diamondback Energy Inc 5.55%, 04/01/2035	111,194
645,000	Ecopetrol SA 8.38%, 01/19/2036	622,339
	Energean Israel Finance Ltd(b)
825,000	5.38%, 03/30/2028	784,781
625,000	5.88%, 03/30/2031	575,000
	Energy Transfer LP
930,000	6.55%, 12/01/2033	1,009,016
2,530,000	5.60%, 09/01/2034	2,569,503
685,000	5.70%, 04/01/2035	697,737
	EQT Corp
1,290,000	7.00%, 02/01/2030	1,398,411
480,000	3.63%, 05/15/2031(b)	444,907
2,465,000	Helmerich & Payne Inc(b)(f) 5.50%, 12/01/2034	2,247,293
265,000	Hess Midstream Operations LP(b) 4.25%, 02/15/2030	254,790
20,000	Leviathan Bond Ltd(b) 6.50%, 06/30/2027	19,831
	Matador Resources Co(b)
350,000	6.88%, 04/15/2028(f)	356,903
45,000	6.50%, 04/15/2032	45,023
10,000	Northern Oil & Gas Inc(b) 8.13%, 03/01/2028	10,089
	ONEOK Inc
185,000	6.50%, 09/01/2030(b)	197,645
445,000	5.45%, 06/01/2047	394,901
170,000	Ovintiv Inc 6.50%, 08/15/2034	176,430
115,000	Plains All American Pipeline LP / PAA Finance Corp 4.30%, 01/31/2043	91,360
705,000	SM Energy Co(b) 6.75%, 08/01/2029	702,408
	Targa Resources Corp
230,000	6.13%, 03/15/2033	242,398
315,000	5.50%, 02/15/2035	316,104
2,790,000	5.55%, 08/15/2035	2,804,115
	Var Energi ASA(b)
1,595,000	8.00%, 11/15/2032	1,807,659
205,000	6.50%, 05/22/2035	212,001
	Venture Global Calcasieu Pass LLC(b)
405,000	6.25%, 01/15/2030	417,707
2,430,000	4.13%, 08/15/2031	2,249,189
255,000	Venture Global LNG Inc(b) 8.38%, 06/01/2031	264,852
445,000	Viper Energy Inc(b) 7.38%, 11/01/2031	472,183
Principal Amount(a)		Fair Value
Energy — (continued)
	Western Midstream Operating LP
995,000	6.15%, 04/01/2033	$ 1,035,505
125,000	5.45%, 04/01/2044	108,965
850,000	5.30%, 03/01/2048	709,330
95,000	5.50%, 08/15/2048	81,344
335,000	5.25%, 02/01/2050	281,744
	Whistler Pipeline LLC(b)
365,000	5.70%, 09/30/2031	372,094
405,000	5.95%, 09/30/2034	410,211
680,000	Williams Cos Inc 5.15%, 03/15/2034	678,438
		43,078,049
Financial — 5.98%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,285,000	6.15%, 09/30/2030	1,370,358
2,835,000	3.30%, 01/30/2032	2,568,481
1,470,000	3.40%, 10/29/2033	1,296,303
1,640,000	4.95%, 09/10/2034	1,604,202
980,000	Agile Group Holdings Ltd(g) 6.05%, 10/13/2025	57,232
640,000	Air Lease Corp(h) 4.65%, Perpetual	636,311
	Aircastle Ltd
20,000	4.25%, 06/15/2026	19,910
1,905,000	6.50%, 07/18/2028(b)	1,988,854
	Aircastle Ltd / Aircastle Ireland Designated Activity Co(b)
335,000	5.25%, 03/15/2030	337,760
450,000	5.75%, 10/01/2031	462,370
665,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer(b) 6.50%, 10/01/2031	677,368
2,275,000	American Tower Corp REIT 5.90%, 11/15/2033	2,400,134
	Antares Holdings LP(b)
260,000	3.95%, 07/15/2026	255,756
1,385,000	2.75%, 01/15/2027	1,329,048
2,160,000	3.75%, 07/15/2027	2,076,899
795,000	7.95%, 08/11/2028	839,760
	Arthur J Gallagher & Co
140,000	5.00%, 02/15/2032(f)	141,888
495,000	5.45%, 07/15/2034	506,050
365,000	5.15%, 02/15/2035	365,172
230,000	Athene Global Funding(b) 2.55%, 11/19/2030	205,007
	Aviation Capital Group LLC(b)
885,000	6.25%, 04/15/2028	921,640
635,000	6.75%, 10/25/2028	674,928
945,000	6.38%, 07/15/2030	1,001,972
485,000	Avolon Holdings Funding Ltd(b) 5.38%, 05/30/2030	494,051

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
	Bank of America Corp
3,055,000	5.87%, 09/15/2034	$ 3,223,819
225,000	5.52%, 10/25/2035	225,002
595,000	5.51%, 01/24/2036	611,788
2,850,000	5.74%, 02/12/2036	2,895,993
805,000	BGC Group Inc(b) 6.15%, 04/02/2030	816,193
2,055,000	Blue Owl Finance LLC 6.25%, 04/18/2034	2,114,506
315,000	Brookfield Asset Management Ltd 5.80%, 04/24/2035	323,225
280,000	Brown & Brown Inc 5.55%, 06/23/2035	285,526
465,000	CaixaBank SA(b) 5.58%, 07/03/2036	469,770
	Central China Real Estate Ltd(g)
615,000	7.25%, 07/16/2024	26,138
200,000	7.25%, 08/13/2024	8,500
190,000	7.25%, 04/28/2025	8,075
205,000	7.50%, 07/14/2025	8,815
400,000	CIFI Holdings Group Co Ltd(g) 6.00%, 07/16/2025	38,800
	Citadel LP(b)
345,000	6.00%, 01/23/2030	356,696
260,000	6.38%, 01/23/2032	271,498
155,000	CNO Financial Group Inc 5.25%, 05/30/2029	156,358
145,000	COPT Defense Properties LP REIT 2.75%, 04/15/2031	128,251
600,000	Country Garden Holdings Co Ltd(g) 3.30%, 01/12/2031	44,712
1,490,000	Credit Agricole SA(b) 6.25%, 01/10/2035	1,549,311
395,000	EPR Properties REIT 3.60%, 11/15/2031	358,800
	Freedom Mortgage Holdings LLC(b)
185,000	9.13%, 05/15/2031	190,695
100,000	8.38%, 04/01/2032	101,078
675,000	Global Atlantic Fin Co(b) 3.13%, 06/15/2031	599,510
620,000	GLP Capital LP / GLP Financing II Inc REIT 3.25%, 01/15/2032	545,671
1,975,000	Host Hotels & Resorts LP REIT 5.50%, 04/15/2035	1,954,829
665,000	ING Groep NV 6.11%, 09/11/2034	706,945
400,000	Invitation Homes Operating Partnership LP REIT 4.88%, 02/01/2035	387,500
1,345,000	Iron Mountain Inc REIT(b) 5.25%, 07/15/2030	1,326,603
	Jefferies Financial Group Inc
1,445,000	5.88%, 07/21/2028	1,498,602
Principal Amount(a)		Fair Value
Financial — (continued)
1,635,000	6.20%, 04/14/2034	$ 1,710,239
2,450,000	JPMorgan Chase & Co(h) 6.50%, Perpetual	2,530,296
	Kaisa Group Holdings Ltd(g)
2,215,000	9.38%, 06/30/2024	94,138
400,000	10.50%, 01/15/2025	17,000
2,310,000	11.25%, 04/16/2025	98,175
200,000	9.95%, 07/23/2025	8,500
200,000	11.70%, 11/11/2025	8,500
200,000	11.65%, 06/01/2026	8,500
	Logan Group Co Ltd(g)
605,000	4.25%, 07/12/2025	39,325
405,000	4.85%, 12/14/2026	26,860
	Macquarie Airfinance Holdings Ltd(b)
775,000	5.20%, 03/27/2028	783,636
130,000	6.40%, 03/26/2029	135,714
250,000	5.15%, 03/17/2030	249,832
275,000	6.50%, 03/26/2031	291,036
1,845,000	Marsh & McLennan Cos Inc 5.00%, 03/15/2035	1,844,415
	Morgan Stanley
445,000	5.42%, 07/21/2034	455,859
1,345,000	5.83%, 04/19/2035	1,409,102
3,145,000	2.48%, 09/16/2036	2,672,417
2,070,000	5.95%, 01/19/2038	2,129,507
665,000	Navient Corp 5.00%, 03/15/2027	662,298
	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc
2,360,000	2.88%, 10/15/2026(b)	2,301,636
220,000	3.63%, 03/01/2029(b)	209,057
220,000	3.63%, 03/01/2029	209,057
3,610,000	3.88%, 03/01/2031(b)	3,346,538
3,115,000	4.00%, 10/15/2033(b)	2,786,891
	Shimao Group Holdings Ltd(g)
200,000	6.13%, 02/21/2024	10,052
1,300,000	5.60%, 07/15/2026	64,753
200,000	5.20%, 01/16/2027	10,006
410,000	3.45%, 01/11/2031	20,188
600,000	Sino-Ocean Land Treasure IV Ltd(g) 4.75%, 01/14/2030	48,008
385,000	Standard Chartered PLC(b) 3.27%, 02/18/2036	346,951
1,755,000	Stewart Information Services Corp 3.60%, 11/15/2031	1,569,265
	Sunac China Holdings Ltd(b)(g)(i)
185,239	6.00%, 09/30/2025 PIK rate, 6.00%	22,460
185,688	6.25%, 09/30/2026 PIK rate, 6.25%	22,515
372,280	6.50%, 09/30/2027 PIK rate, 6.50%	45,139
559,773	6.75%, 09/30/2028 PIK rate, 6.75%	67,872

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
561,128	7.00%, 09/30/2029 PIK rate, 7.00%	$ 68,037
264,233	7.25%, 09/30/2030 PIK rate, 7.25%	32,038
	Synchrony Financial
1,035,000	5.94%, 08/02/2030	1,063,441
420,000	5.45%, 03/06/2031	423,662
	Times China Holdings Ltd(g)
810,000	6.20%, 03/22/2026	27,540
200,000	5.75%, 01/14/2027	6,500
	UBS Group AG(b)
250,000	3.87%, 01/12/2029	246,142
1,260,000	6.54%, 08/12/2033	1,370,485
1,315,000	9.02%, 11/15/2033	1,625,840
1,760,000	5.70%, 02/08/2035	1,828,103
	UniCredit SpA(b)
1,000,000	3.13%, 06/03/2032	905,596
770,000	5.86%, 06/19/2032	776,031
600,000	5.46%, 06/30/2035	596,531
	Yuzhou Group Holdings Co Ltd(g)
625,000	7.70%, 02/20/2025	44,144
310,000	8.30%, 05/27/2025	22,475
205,000	7.85%, 08/12/2026	14,219
400,000	6.35%, 01/13/2027	28,424
		78,799,608
Industrial — 2.75%
540,000	Amrize Finance US LLC(b) 5.40%, 04/07/2035	547,917
	Axon Enterprise Inc(b)
255,000	6.13%, 03/15/2030	262,232
125,000	6.25%, 03/15/2033	128,708
1,680,000	BAE Systems PLC(b) 5.30%, 03/26/2034	1,717,417
	Boeing Co
2,020,000	5.15%, 05/01/2030	2,056,561
515,000	6.39%, 05/01/2031	553,468
495,000	6.53%, 05/01/2034	537,832
1,810,000	5.71%, 05/01/2040	1,788,169
4,455,000	5.81%, 05/01/2050	4,272,349
720,000	6.86%, 05/01/2054	788,195
115,000	5.93%, 05/01/2060	109,315
685,000	7.01%, 05/01/2064	752,368
	Cemex SAB de CV(b)
1,645,000	5.13%, Perpetual(h)	1,617,989
370,000	7.20%, Perpetual(h)	373,792
640,000	5.20%, 09/17/2030	638,497
2,980,000	3.88%, 07/11/2031(f)	2,747,190
465,000	GFL Environmental Inc(b) 4.38%, 08/15/2029	451,532
	JH North America Holdings Inc(b)
854,000	5.88%, 01/31/2031	861,457
1,220,000	6.13%, 07/31/2032	1,240,257
	L3Harris Technologies Inc
1,160,000	5.40%, 07/31/2033	1,191,528
2,015,000	5.35%, 06/01/2034	2,059,665
Principal Amount(a)		Fair Value
Industrial — (continued)
410,000	Nordson Corp 5.80%, 09/15/2033	$ 433,046
2,765,000	Owens Corning 5.70%, 06/15/2034	2,871,736
2,120,000	Quikrete Holdings Inc(b) 6.38%, 03/01/2032	2,180,038
	Sensata Technologies Inc(b)
25,000	4.38%, 02/15/2030	23,868
1,045,000	3.75%, 02/15/2031	952,540
	SMBC Aviation Capital Finance Designated Activity Co(b)
680,000	5.45%, 05/03/2028	695,159
830,000	5.10%, 04/01/2030	842,013
1,325,000	TD SYNNEX Corp 6.10%, 04/12/2034	1,394,489
390,000	TopBuild Corp(b) 4.13%, 02/15/2032	361,644
1,655,000	Trimble Inc 6.10%, 03/15/2033	1,758,214
		36,209,185
Technology — 2.01%
	AppLovin Corp
700,000	5.13%, 12/01/2029	709,111
460,000	5.38%, 12/01/2031	468,084
2,075,000	5.50%, 12/01/2034	2,106,738
	Broadcom Inc(b)
975,000	3.42%, 04/15/2033	884,255
2,130,000	3.47%, 04/15/2034	1,902,715
1,800,000	3.14%, 11/15/2035	1,518,191
1,070,000	3.19%, 11/15/2036	887,020
	CDW LLC / CDW Finance Corp
1,875,000	3.57%, 12/01/2031	1,725,794
1,735,000	5.55%, 08/22/2034	1,730,203
2,315,000	Entegris Inc(b) 4.75%, 04/15/2029	2,289,328
1,055,000	Fair Isaac Corp(b) 6.00%, 05/15/2033	1,064,670
515,000	Foundry JV Holdco LLC(b) 5.88%, 01/25/2034	523,306
	Leidos Inc
205,000	5.40%, 03/15/2032	209,234
2,355,000	5.75%, 03/15/2033	2,453,446
415,000	5.50%, 03/15/2035	421,327
	Micron Technology Inc
2,525,000	5.88%, 09/15/2033	2,637,885
755,000	6.05%, 11/01/2035	790,156
	NetApp Inc
680,000	5.50%, 03/17/2032	700,422
620,000	5.70%, 03/17/2035	636,717
500,000	Paychex Inc 5.60%, 04/15/2035	516,831
	Seagate Data Storage Technology
125,000	4.09%, 06/01/2029	119,539
91,800	9.63%, 12/01/2032	103,484

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Technology — (continued)
	Synopsys Inc
865,000	5.15%, 04/01/2035	$ 871,867
1,015,000	5.70%, 04/01/2055	1,009,172
217,000	Western Digital Corp 4.75%, 02/15/2026	216,429
		26,495,924
Utilities — 0.39%
1,120,000	Duke Energy Corp 5.45%, 06/15/2034	1,150,330
395,000	NRG Energy Inc(b) 4.45%, 06/15/2029	388,611
	Pacific Gas & Electric Co
100,000	3.25%, 06/01/2031	89,740
790,000	4.30%, 03/15/2045	596,280
550,000	Southern Co Gas Capital Corp 5.75%, 09/15/2033	576,731
	Venture Global Plaquemines LNG LLC(b)
975,000	7.50%, 05/01/2033	1,044,052
980,000	7.75%, 05/01/2035	1,060,773
280,000	Vistra Operations Co LLC(b) 5.70%, 12/30/2034	285,124
		5,191,641
TOTAL CORPORATE BONDS AND NOTES — 24.55% (Cost $335,841,392)		$323,583,817
CONVERTIBLE BONDS
Communications — 0.19%
179,000	DoorDash Inc(b)(j) (1.61%), 05/15/2030	193,921
1,230,951	EchoStar Corp(i) 3.88%, 11/30/2030 PIK rate, 0.00%	1,449,445
81,000	InterDigital Inc 3.50%, 06/01/2027	235,912
178,000	Sea Ltd 2.38%, 12/01/2025	316,179
77,000	Spotify USA Inc(j) (47.99%), 03/15/2026	116,647
180,000	Uber Technologies Inc 0.88%, 12/01/2028	256,770
		2,568,874
Consumer, Cyclical — 0.07%
164,000	Carnival Corp 5.75%, 12/01/2027	360,718
109,000	Freshpet Inc 3.00%, 04/01/2028	135,378
387,000	NCL Corp Ltd(b) 0.88%, 04/15/2030	413,848
		909,944
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — 0.06%
308,000	Global Payments Inc 1.50%, 03/01/2031	$ 275,044
140,000	Jazz Investments I Ltd(b) 3.13%, 09/15/2030	148,400
308,000	Post Holdings Inc 2.50%, 08/15/2027	351,582
		775,026
Energy — 0.03%
239,000	Northern Oil & Gas Inc 3.63%, 04/15/2029	249,157
66,000	Permian Resources Operating LLC 3.25%, 04/01/2028	159,093
		408,250
Financial — 0.01%
122,000	Coinbase Global Inc 0.25%, 04/01/2030	159,271
Industrial — 0.07%
133,000	Advanced Energy Industries Inc 2.50%, 09/15/2028	159,321
81,000	Bloom Energy Corp 3.00%, 06/01/2028	119,799
195,000	Fluor Corp 1.13%, 08/15/2029	255,840
90,000	Granite Construction Inc 3.75%, 05/15/2028	186,885
133,000	Itron Inc 1.38%, 07/15/2030	158,137
		879,982
Technology — 0.21%
300,000	CyberArk Software Ltd(b)(j) (0.90%), 06/15/2030	308,250
533,000	Datadog Inc(b)(j) 1.05%, 12/01/2029	509,282
209,000	Guidewire Software Inc(b) 1.25%, 11/01/2029	246,411
174,000	Nutanix Inc 0.25%, 10/01/2027	244,818
355,000	Parsons Corp 2.63%, 03/01/2029	377,365
266,000	Rubrik Inc(b)(j) (0.90%), 06/15/2030	278,469
92,000	Seagate HDD Cayman 3.50%, 06/01/2028	165,462
198,000	Snowflake Inc(b)(j) (8.40%), 10/01/2029	308,088
123,000	Tyler Technologies Inc 0.25%, 03/15/2026	151,167
132,000	Vertex Inc 0.75%, 05/01/2029	157,808
		2,747,120

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Utilities — 0.03%
263,000	Evergy Inc 4.50%, 12/15/2027	$ 307,578
89,000	Pinnacle West Capital Corp 4.75%, 06/15/2027	96,387
		403,965
TOTAL CONVERTIBLE BONDS — 0.67% (Cost $8,098,053)		$8,852,432
FOREIGN GOVERNMENT BONDS AND NOTES
19,676	Brazil Notas do Tesouro Nacional Series F(g) BRL, 10.00%, 01/01/2031	3,177,248
880,000	Bundesschatzanweisungen EUR, 2.20%, 03/11/2027	1,042,559
	Chile Government International Bond
600,000	5.65%, 01/13/2037	618,060
435,000	4.34%, 03/07/2042	376,105
1,575,000	3.10%, 01/22/2061	952,529
2,170,000	3.25%, 09/21/2071	1,314,695
2,065,000	Colombia Government International Bond 8.00%, 04/20/2033	2,135,066
1,105,000	Kyrgyz Republic International Bond(b) 7.75%, 06/03/2030	1,088,064
72,980,100	Mexican Bonos MXN, 7.75%, 11/23/2034	3,545,337
2,540,000	Oman Government International Bond 6.00%, 08/01/2029	2,659,187
	Philippine Government International Bond
1,600,000	2.95%, 05/05/2045	1,096,321
800,000	2.65%, 12/10/2045	519,054
800,000	5.90%, 02/04/2050	816,031
	Republic of South Africa Government Bond
39,995,000	ZAR, 8.88%, 02/28/2035	2,111,645
84,965,000	ZAR, 9.00%, 01/31/2040	4,149,697
	Republic of Uzbekistan International Bond
1,125,000	EUR, 5.38%, 05/29/2027(b)	1,357,506
710,000	7.85%, 10/12/2028(b)	756,568
210,000	EUR, 5.10%, 02/25/2029(b)	253,079
400,000	3.70%, 11/25/2030	356,597
1,210,000	3.90%, 10/19/2031	1,065,627
1,885,000	6.90%, 02/28/2032(b)	1,937,004
1,040,000	6.95%, 05/25/2032(b)	1,069,477
	Romanian Government International Bond
3,835,000	EUR, 5.88%, 07/11/2032(b)	4,537,523
1,425,000	EUR, 6.25%, 09/10/2034(b)	1,693,665
1,040,000	EUR, 5.63%, 02/22/2036	1,165,792
	Turkiye Government Bond
117,185,000	TRY, 37.00%, 02/18/2026	2,912,152
42,925,000	TRY, 36.00%, 08/12/2026	1,053,209
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
3,735,000	United Kingdom Gilt GBP, 4.50%, 03/07/2035	$ 5,129,095
	Uruguay Government International Bond
44,045,000	UYU, 8.50%, 03/15/2028	1,099,042
42,375,000	UYU, 9.75%, 07/20/2033	1,118,793
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 3.88% (Cost $49,709,004)		$51,106,727
MORTGAGE-BACKED SECURITIES
Non-Agency — 3.77%
1,058,196	Angel Oak Mortgage Trust(b)(e) Series 2024-10 Class A1 5.35%, 10/25/2069	1,055,856
392,062	ATLX Trust(b)(e) Series 2024-RPL2 Class A1 3.85%, 04/25/2063	376,121
1,645,000	BBSG Mortgage Trust(b) Series 2016-MRP Class A 3.28%, 06/05/2036	1,245,853
920,000	Benchmark Mortgage Trust(d) Series 2018-B2 Class A5 3.88%, 02/15/2051	902,147
1,090,000	BINOM Securitization Trust(b)(d) Series 2022-RPL1 Class M1 3.00%, 02/25/2061	884,665
	BPR Trust(b)(c)
	Series 2021-NRD Class E
190,000	9.93%, 12/15/2038 1-mo. SOFR + 5.62%	180,587
	Series 2021-NRD Class F
1,185,000	11.18%, 12/15/2038 1-mo. SOFR + 6.87%	1,120,453
	Series 2022-STAR Class A
1,145,000	7.55%, 08/15/2039 1-mo. SOFR + 3.23%	1,145,195
	BX Trust(b)
	Series 2022-AHP Class B
1,910,000	6.15%, 01/17/2039(c) 1-mo. SOFR + 1.84%	1,904,031
	Series 2024-VLT4 Class A
580,000	5.81%, 07/15/2029(c) 1-mo. SOFR + 1.49%	579,819
	Series 2024-VLT5 Class B
105,000	5.99%, 11/13/2046(d)	106,894
	Series 2025-VLT6 Class A
3,060,000	5.76%, 03/15/2042(c) 1-mo. SOFR + 1.44%	3,058,088
990,000	CAFL Issuer LLC(b)(e) Series 2023-RTL1 Class A1 7.55%, 12/28/2030	998,395

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	COMM Mortgage Trust(b)
	Series 2012-LTRT Class A2
68,219	3.40%, 10/05/2030	$ 65,476
	Series 2024-CBM Class A2
200,000	5.87%, 12/10/2041(d)	203,395
	Credit Suisse Mortgage Trust(b)
	Series 2014-USA Class B
600,000	4.18%, 09/15/2037	524,370
	Series 2014-USA Class C
100,000	4.34%, 09/15/2037	82,895
	Series 2014-USA Class D
200,000	4.37%, 09/15/2037	151,290
	Series 2021-RPL4 Class A1
731,192	4.12%, 12/27/2060(d)	728,245
1,210,000	DC Commercial Mortgage Trust(b)(d) Series 2023-DC Class C 7.38%, 09/12/2040	1,266,957
	Extended Stay America Trust(b)(c)
	Series 2021-ESH Class C
351,668	6.13%, 07/15/2038 1-mo. SOFR + 1.81%	351,888
	Series 2021-ESH Class D
1,012,119	6.68%, 07/15/2038 1-mo. SOFR + 2.36%	1,013,384
207,608	GCAT Trust(b)(d) Series 2019-RPL1 Class A1 2.65%, 10/25/2068	201,205
258,397	GITSIT Mortgage Loan Trust(b)(e) Series 2024-NPL1 Class A1 7.47%, 06/25/2054	258,407
	GS Mortgage Securities Trust
	Series 2013-G1 Class B
191,952	3.84%, 04/10/2031(b)(d)	185,848
	Series 2013-PEMB Class A
300,000	3.67%, 03/05/2033(b)(d)	258,000
	Series 2013-PEMB Class B
250,000	3.67%, 03/05/2033(b)(d)	178,750
	Series 2014-GC22 Class B
200,000	4.39%, 06/10/2047(d)	173,628
	Series 2020-GC47 Class A4
1,500,000	2.12%, 05/12/2053	1,346,709
	JPMorgan Chase Commercial Mortgage Securities Trust(b)
	Series 2012-LC9 Class C
266,609	3.69%, 12/15/2047(d)	258,617
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2025-BMS Class A
500,000	5.91%, 01/15/2042(c) 1-mo. SOFR + 1.60%	$ 497,500
	Series 2025-BMS Class B
300,000	6.31%, 01/15/2042(c) 1-mo. SOFR + 2.00%	298,901
	Legacy Mortgage Asset Trust(b)
	Series 2020-RPL1 Class A2
875,000	3.25%, 09/25/2059(d)	790,507
	Series 2021-GS2 Class A1
319,927	5.75%, 04/25/2061(e)	319,853
	Series 2021-GS4 Class A1
140,792	4.65%, 11/25/2060(e)	140,766
200,000	LEX Mortgage Trust(b)(d) Series 2024-BBG Class A 5.04%, 10/13/2033	201,047
631,779	MFRA Trust(e) Series 2024-NPL1 Class A1 6.33%, 09/25/2054	633,475
750,000	Mill City Mortgage Loan Trust(b)(d) Series 2021-NMR1 Class M2 2.50%, 11/25/2060	657,108
	Morgan Stanley BAML Trust
	Series 2012-CKSV Class A2
163,746	3.28%, 10/15/2030(b)	155,346
	Series 2013-C11 Class B
195,000	4.21%, 08/15/2046(d)	129,180
	Series 2013-C12 Class C
15,591	4.86%, 10/15/2046(d)	14,772
	Series 2016-C30 Class C
785,000	4.17%, 09/15/2049(d)	691,176
1,205,000	New Residential Mortgage Loan Trust(b)(e) Series 2024-RTL1 Class A1 6.66%, 03/25/2039	1,214,246
222,689	New York Mortgage Trust(b)(e) Series 2025-R1 Class A 6.38%, 02/25/2030	222,685
	NYMT Loan Trust(b)
	Series 2024-BPL2 Class A1
960,000	6.51%, 05/25/2039(e)	970,287
	Series 2024-BPL3 Class A1
445,000	5.27%, 09/25/2039(e)	443,425
	Series 2024-CP1 Class A1
522,308	3.75%, 02/25/2068(d)	482,843
	Pretium Mortgage Credit Partners(b)(e)
	Series 2024-NPL4 Class A1
321,907	7.00%, 07/25/2054	322,410

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2024-NPL8 Class A1
734,595	5.96%, 11/25/2054	$ 734,917
	Series 2025-NPL3 Class A1
526,212	6.71%, 04/25/2055	530,669
	Series 2025-NPL6 Class A1
495,000	5.74%, 06/25/2055	495,034
	PRP Advisors LLC(b)(e)
	Series 2024-2 Class A1
785,924	7.03%, 03/25/2029	787,349
	Series 2024-5 Class A1
149,971	5.69%, 09/25/2029	150,067
	Series 2024-7 Class A1
368,213	5.87%, 11/25/2029	368,104
	Series 2025-2 Class A1
160,484	6.47%, 05/25/2030	160,303
1,471,408	RCO IX Mortgage LLC(b)(e) Series 2025-2 Class A1 6.51%, 04/25/2030	1,473,632
627,826	RCO VIII Mortgage LLC(b)(e) Series 2025-3 Class A1 6.43%, 05/25/2030	622,196
1,401,654	RCO X Mortgage LLC(b)(e) Series 2025-1 Class A1 5.88%, 01/25/2030	1,411,173
	Redwood Funding Trust(b)(e)
	Series 2023-1 Class A
451,160	7.50%, 07/25/2059	452,797
	Series 2024-1 Class A
495,780	7.75%, 12/25/2054	499,110
	Series 2025-1 Class A
951,386	7.58%, 05/27/2055	965,314
1,055,000	ROC Mortgage Trust(b)(e) Series 2024-RTL1 Class A1 5.59%, 10/25/2039	1,054,437
245,000	TCO Commercial Mortgage Trust(b)(c) Series 2024-DPM Class A 5.56%, 12/15/2039 1-mo. SOFR + 1.24%	244,923
250,000	Toorak Mortgage Trust(b)(e) Series 2024-RRTL1 Class A1 6.60%, 02/25/2039	251,524
	Towd Point Mortgage Trust(b)(d)
	Series 2017-3 Class A2
86,850	3.00%, 07/25/2057	85,277
	Series 2019-4 Class M1
140,000	3.50%, 10/25/2059	122,755
1,240,000	TVC Mortgage Trust(b)(e) Series 2024-RRTL1 Class A1 5.55%, 07/25/2039	1,238,709
	UBS Commercial Mortgage Trust
	Series 2018-C10 Class A3
1,384,346	4.05%, 05/15/2051	1,366,651
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2018-C14 Class C
100,000	5.38%, 12/15/2051(d)	$ 93,190
	VCAT LLC(b)(e)
	Series 2025-NPL1 Class A1
461,616	5.88%, 01/25/2055	464,301
	Series 2025-NPL3 Class A1
1,183,023	5.89%, 02/25/2055	1,183,784
29,744	VOLT XCIV LLC(b)(e) Series 2021-NPL3 Class A1 6.24%, 02/27/2051	29,731
14,244	VOLT XCVI LLC(b)(e) Series 2021-NPL5 Class A1 6.12%, 03/27/2051	14,239
101,036	VOLT XCVII LLC(b)(e) Series 2021-NPL6 Class A1 6.24%, 04/25/2051	100,936
	Wells Fargo Commercial Mortgage Trust
	Series 2013-LC12 Class B
9,600	3.91%, 07/15/2046(d)	9,192
	Series 2016-C36 Class AS
1,345,000	3.42%, 11/15/2059	1,300,040
	Series 2016-C36 Class B
160,000	3.67%, 11/15/2059(d)	148,557
	Series 2025-5C3 Class A3
3,148,000	6.10%, 01/15/2058	3,324,017
	WFRBS Commercial Mortgage Trust
	Series 2013-C15 Class B
848,531	4.29%, 08/15/2046(d)	797,620
	Series 2014-C20 Class B
169,309	4.38%, 05/15/2047	150,431
		49,623,674
U.S. Government Agency — 24.86%
476,000	Connecticut Avenue Securities Trust(b)(c) Series 2023-R01 Class 1M2 8.06%, 12/25/2042 1-mo. SOFR + 3.75%	501,996
	Federal Home Loan Mortgage Corp
2,200	2.50%, 01/01/2029	2,153
38,467	3.00%, 11/01/2034	37,105
12,941	2.50%, 06/01/2035	12,129
118,669	2.00%, 09/01/2035	109,089
87,500	2.00%, 10/01/2035	80,436
220,121	2.00%, 12/01/2035	202,349
30,329	3.00%, 09/01/2036	28,762
5,879,129	2.50%, 03/01/2037	5,518,081
1,809,303	2.50%, 04/01/2037	1,702,386
3,042,920	2.00%, 01/01/2042	2,619,357
2,905,551	2.50%, 01/01/2042	2,589,383
36,284	3.00%, 12/01/2046	32,143

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
20,748	4.00%, 05/01/2047	$ 19,682
16,315	4.50%, 10/01/2047	15,902
23,737	4.00%, 02/01/2048	22,437
2,403	4.50%, 06/01/2048	2,340
6,010	4.00%, 10/01/2048	5,701
7,247	3.50%, 09/01/2049	6,603
441,187	3.50%, 10/01/2049	401,759
10,239	3.00%, 11/01/2049	8,971
1,878,592	3.00%, 02/01/2051	1,647,613
1,915,533	2.00%, 03/01/2051	1,560,220
4,184,858	2.00%, 05/01/2051	3,329,906
3,460,372	3.00%, 07/01/2051	3,032,389
3,186,771	2.50%, 02/01/2052	2,668,366
3,367,279	3.00%, 04/01/2052	2,941,890
3,574,860	3.50%, 05/01/2052	3,244,272
5,519,811	4.50%, 07/01/2052	5,307,454
1,896,355	3.50%, 08/01/2052	1,714,705
3,105,016	4.50%, 08/01/2052	2,991,495
2,360,288	4.50%, 09/01/2052	2,270,147
2,943,715	5.50%, 09/01/2052	2,966,718
4,035,217	5.00%, 10/01/2052	3,992,154
2,157,716	5.50%, 01/01/2053	2,184,039
3,639,920	6.00%, 02/01/2053	3,739,548
3,441,554	5.50%, 05/01/2053	3,468,451
4,150,053	5.50%, 07/01/2053	4,191,242
3,130,766	5.50%, 08/01/2053	3,168,954
3,425,355	6.50%, 10/01/2053	3,545,206
1,535,633	5.00%, 12/01/2054	1,513,291
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K064 Class A1
496,800	2.89%, 10/25/2026	490,796
	Series K136 Class A2
2,140,000	2.13%, 11/25/2031	1,882,846
	Series K517 Class A2
2,950,000	5.36%, 01/25/2029(d)	3,059,581
	Series K522 Class A2
2,780,000	4.80%, 05/25/2029	2,840,751
	Series K532 Class A2
3,200,000	4.25%, 11/25/2029(d)	3,207,536
	Series K533 Class A2
3,100,000	4.23%, 12/25/2029(d)	3,104,667
	Series K535 Class A2
3,040,000	4.69%, 11/25/2029(d)	3,100,689
	Series K537 Class A2
1,860,000	4.43%, 02/25/2030(d)	1,877,616
	Series K539 Class A2
2,800,000	4.41%, 01/25/2030(d)	2,825,320
	Series K753 Class A2
3,160,000	4.40%, 10/25/2030	3,185,650
	Series K760 Class A2
2,480,000	4.55%, 01/25/2032(d)	2,508,115
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 4769 Class QL
3,051,185	3.50%, 09/15/2047	$ 2,834,422
	Series 5238 Class BC
3,385,842	4.00%, 09/25/2049	3,313,059
	Series 5544 Class ME
3,344,360	4.50%, 04/25/2049	3,326,176
	Series 5559 Class BA
1,610,000	5.00%, 02/25/2052	1,605,975
1,120,000	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(b)(c) Series 2022-DNA4 Class M1B 7.66%, 05/25/2042 1-mo. SOFR + 3.35%	1,163,820
	Federal National Mortgage Association
1,500,000	4.74%, 12/01/2029	1,533,507
1,540,000	4.85%, 01/01/2030	1,577,753
1,600,000	4.94%, 02/01/2030	1,640,103
153,978	3.00%, 10/01/2033	149,517
13,473	3.00%, 06/01/2034	12,996
12,766	3.00%, 07/01/2034	12,364
6,284	3.00%, 11/01/2034	6,054
222,889	2.00%, 10/01/2035	204,896
216,772	2.00%, 11/01/2035	199,272
2,672,460	2.00%, 02/01/2037	2,461,461
2,499,438	2.00%, 03/01/2037	2,297,467
2,409,338	2.50%, 03/01/2037	2,259,245
3,261,961	2.50%, 04/01/2037	3,046,996
3,078,390	2.50%, 02/01/2042	2,741,508
3,256,074	5.00%, 05/01/2043	3,256,471
3,606,234	5.00%, 06/01/2043	3,597,404
2,121,111	3.50%, 07/01/2047	1,990,011
20,499	4.00%, 09/01/2047	19,458
6,340	3.50%, 03/01/2048	5,803
5,293	4.00%, 06/01/2048	5,010
1,773,027	3.00%, 01/01/2049	1,583,143
5,359	3.00%, 12/01/2049	4,695
5,001	3.00%, 01/01/2050	4,381
23,221	2.50%, 05/01/2050	19,516
129,023	2.50%, 07/01/2050	108,391
7,546	2.50%, 08/01/2050	6,328
3,814,971	2.00%, 11/01/2050	3,068,254
2,655,429	2.00%, 12/01/2050	2,153,046
3,191,205	2.00%, 01/01/2051	2,587,181
3,031,639	2.50%, 10/01/2051	2,549,284
6,338,250	2.50%, 01/01/2052	5,299,168
6,133,648	3.50%, 01/01/2052	5,559,435
10,321,252	2.50%, 02/01/2052	8,660,767
8,653,117	2.00%, 03/01/2052	6,971,299
3,190,191	2.50%, 03/01/2052	2,676,182
12,092,967	3.00%, 03/01/2052	10,580,824

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
2,769,845	3.50%, 04/01/2052	$ 2,514,055
7,143,627	4.00%, 06/01/2052	6,673,445
3,033,690	4.00%, 07/01/2052	2,838,903
3,591,828	4.00%, 08/01/2052	3,352,852
2,385,100	5.00%, 08/01/2052	2,348,871
3,434,776	4.50%, 09/01/2052	3,308,027
4,645,647	5.00%, 10/01/2052	4,579,645
3,044,565	5.50%, 10/01/2052	3,059,721
3,309,946	5.00%, 11/01/2052	3,274,929
1,423,246	6.00%, 03/01/2053	1,462,063
3,403,546	5.00%, 06/01/2053	3,342,893
2,065,419	6.00%, 08/01/2053	2,103,290
1,105,795	6.00%, 09/01/2053	1,125,417
1,552,076	6.00%, 10/01/2053	1,592,970
3,453,352	4.50%, 11/01/2053	3,306,255
3,467,894	6.00%, 11/01/2053	3,563,360
2,787,858	6.50%, 09/01/2054	2,900,844
850,969	5.00%, 10/01/2054	840,324
3,337,842	5.00%, 12/01/2054	3,285,308
3,311,523	5.50%, 12/01/2054	3,312,145
3,270,585	5.50%, 03/01/2055	3,289,488
3,490,216	4.50%, 05/01/2055	3,339,587
	Federal National Mortgage Association Alternative Credit Enhancement Security(d)
	Series 2018-M2 Class A2
1,962,709	3.00%, 01/25/2028	1,909,764
	Series 2018-M3 Class A2
3,789,825	3.17%, 02/25/2030	3,628,903
	Series 2023-M5 Class 2A2
4,206,108	4.50%, 07/25/2028	4,232,016
	Government National Mortgage Association
16,113	3.50%, 04/20/2047	14,912
9,607	4.00%, 04/20/2047	9,059
15,946	3.00%, 02/20/2048	14,303
20,656	3.50%, 02/20/2048	19,073
2,983,979	2.50%, 03/20/2051	2,521,268
1,936,590	3.00%, 08/20/2051	1,715,059
7,123,871	2.50%, 11/20/2051	6,055,407
7,451,659	2.00%, 12/20/2051	6,069,501
6,733,112	3.50%, 02/20/2052	6,149,124
2,960,945	3.50%, 06/20/2052	2,701,389
3,503,673	4.00%, 07/20/2052	3,262,736
3,491,683	3.50%, 08/20/2052	3,188,842
6,149,060	4.50%, 08/20/2052	5,935,402
4,254,724	4.50%, 09/20/2052	4,092,704
1,649,908	5.00%, 09/20/2052	1,626,538
1,624,074	5.00%, 10/20/2052	1,607,966
1,500,702	5.00%, 05/20/2053	1,478,977
5,953,474	5.00%, 06/20/2053	5,877,998
	Series 2024-125 Class H
1,948,558	4.50%, 10/20/2051	1,913,585
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
5,800,000	Uniform Mortgage-Backed Security(k) 5.00%, TBA	$ 5,683,421
		327,695,372
TOTAL MORTGAGE-BACKED SECURITIES — 28.63% (Cost $392,034,434)		$377,319,046
U.S. GOVERNMENT AGENCY BONDS AND NOTES
8,000,000	Federal Farm Credit Bank Funding Corp 4.50%, 03/13/2026	8,020,154
4,000,000	Federal Home Loan Bank 1.75%, 01/19/2029	3,717,332
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.89% (Cost $11,641,937)		$11,737,486
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
13,185,000	4.63%, 02/28/2026(l)	13,221,696
44,260,000	3.75%, 04/30/2027	44,253,084
32,000,000	4.25%, 01/15/2028	32,413,750
22,900,000	4.25%, 02/15/2028	23,209,508
30,500,000	4.00%, 02/28/2030	30,796,661
35,130,000	4.00%, 03/31/2030	35,456,600
18,000,000	4.50%, 12/31/2031	18,559,688
19,100,000	4.38%, 01/31/2032	19,552,879
8,100,000	4.25%, 11/15/2034	8,126,578
11,100,000	4.63%, 02/15/2035	11,452,079
22,700,000	4.63%, 11/15/2044	22,221,172
18,400,000	4.75%, 02/15/2045(l)	18,302,250
30,700,000	4.75%, 05/15/2055	30,527,313
TOTAL U.S. TREASURY BONDS AND NOTES — 23.37% (Cost $304,606,566)		$308,093,258
Shares
COMMON STOCK
Communications — 0.06%
285,795	Altice USA Inc Class A(m)	611,602
12,067	Paramount Global Class B	155,664
		767,266
Consumer, Non-Cyclical — 0.17%
29,162	BioMarin Pharmaceutical Inc(m)	1,603,035
40,700	Teva Pharmaceutical Industries Ltd Sponsored ADR(m)	682,132
		2,285,167

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
Financial — 0.00%(n)
85,019	Sunac China Holdings Ltd(m)	$ 15,549
Industrial — 0.12%
219,089	Cemex SAB de CV Sponsored ADR	1,518,287
TOTAL COMMON STOCK — 0.35% (Cost $8,723,229)		$4,586,269
PREFERRED STOCK
Financial — 0.02%
2,850	Apollo Global Management Inc	214,255
Industrial — 0.10%
19,988	Boeing Co(m)	1,363,981
Utilities — 0.02%
6,788	PG&E Corp	256,451
TOTAL PREFERRED STOCK — 0.14% (Cost $1,511,249)		$1,834,687
GOVERNMENT MONEY MARKET MUTUAL FUNDS
6,355,038	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(o), 4.25%(p)	6,355,038
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.48% (Cost $6,355,038)		$6,355,038
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.30%
3,900,000	Federal Home Loan Bank(j) 4.16%, 07/01/2025	$ 3,900,000
U.S. Treasury Bonds and Notes — 1.51%
	U.S. Treasury Bills(j)
6,100,000	4.29%, 09/04/2025	6,053,158
7,020,000	4.23%, 12/18/2025	6,882,466
7,120,000	4.19%, 12/26/2025	6,975,416
		19,911,040
TOTAL SHORT TERM INVESTMENTS — 1.81% (Cost $23,811,040)		$23,811,040
TOTAL INVESTMENTS — 98.89% (Cost $1,328,606,538)		$1,303,399,703
OTHER ASSETS & LIABILITIES, NET — 1.11%		$14,586,947
TOTAL NET ASSETS — 100.00%		$1,317,986,650

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2025, the aggregate fair value of 144A securities was $341,839,347, representing 25.94% of net assets.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of June 30, 2025.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of June 30, 2025. Maturity date disclosed represents final maturity date.
(f)	All or a portion of the security is on loan as of June 30, 2025.
(g)	Security in default.
(h)	Security has no contractual maturity date and pays an indefinite stream of interest.
(i)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(j)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(k)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(l)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(m)	Non-income producing security.
(n)	Represents less than 0.005% of net assets.
(o)	Collateral received for securities on loan.
(p)	Rate shown is the 7-day yield as of June 30, 2025.
ADR	American Depositary Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
As of June 30, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
U.S. 10 Year Treasury Note Futures	764	USD	85,664	Sep 2025	$1,252,351
U.S. 10 Year Treasury Ultra Futures	30	USD	3,428	Sep 2025	98,672
U.S. 2 Year Treasury Note Futures	688	USD	143,120	Sep 2025	597,552
U.S. 5 Year Treasury Note Futures	3,644	USD	397,196	Sep 2025	4,006,067
U.S. Long Bond Futures	47	USD	5,427	Sep 2025	233,664
U.S. Ultra Bond Futures	42	USD	5,003	Sep 2025	244,812
Short
U.S. 10 Year Treasury Ultra Futures	1,451	USD	165,799	Sep 2025	(3,272,539)
U.S. Long Bond Futures	113	USD	13,048	Sep 2025	(391,980)
U.S. Ultra Bond Futures	116	USD	13,819	Sep 2025	(410,664)
				Net Appreciation	$2,357,935
As of June 30, 2025 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BA	USD	2,451,311	EUR	2,135,000	09/17/2025	$(76,866)
BNP	ZAR	9,062,297	USD	511,491	07/03/2025	270
UBS	ZAR	1,945,099	USD	109,470	07/01/2025	400
					Net Depreciation	$(76,196)
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro Dollar
GBP	British Pound
MXN	Mexican Peso
TRY	Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Abbreviations
BA	Bank of America Corp
BNP	BNP Paribas Securities Corp
UBS	UBS AG
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 6.36%
	1988 Ltd(a)(b)
	Series 2024-4A Class C
$ 1,200,000	6.86%, 04/15/2037 3-mo. SOFR + 2.60%	$ 1,207,146
	Series 2024-4A Class D
975,000	8.51%, 04/15/2037 3-mo. SOFR + 4.25%	983,981
3,600,000	AGL Ltd(a)(b) Series 2025-40A Class A1 5.55%, 07/22/2038 3-mo. SOFR + 1.24%	3,599,582
1,400,000	American Express Credit Account Master Trust Series 2025-3 Class A 4.51%, 04/15/2032	1,419,890
975,000	Balboa Bay Loan Funding Ltd(a)(b) Series 2020-1A Class A1RR 5.56%, 10/20/2035 3-mo. SOFR + 1.29%	975,019
925,000	Brookhaven Park Ltd(a)(b) Series 2024-1A Class A 5.77%, 04/19/2037 3-mo. SOFR + 1.50%	928,491
2,150,000	Carlyle US Ltd(a)(b) Series 2025-3A Class A 5.64%, 07/25/2038 3-mo. SOFR + 1.38%	2,155,912
2,150,000	CBAMR Ltd(a)(b) Series 2017-4A Class A1R 5.70%, 03/31/2038 3-mo. SOFR + 1.42%	2,155,375
1,702,335	CIFC Falcon Ltd(a)(b) Series 2019-FAL Class A 5.53%, 01/20/2033 3-mo. SOFR + 1.26%	1,704,569
190,782	Citizens Auto Receivables Trust(a) Series 2024-1 Class A2A 5.43%, 10/15/2026	190,932
875,000	Elmwood Ltd(a)(b) Series 2024-8A Class A1 5.62%, 10/18/2037 3-mo. SOFR + 1.35%	877,346
	Exeter Automobile Receivables Trust
	Series 2024-1A Class A3
171,132	5.31%, 08/16/2027	171,239
	Series 2025-1A Class A2
438,532	4.70%, 09/15/2027	438,547
	Series 2025-1A Class A3
250,000	4.67%, 08/15/2028	250,333
900,000	Ford Credit Auto Owner Trust(a)(c) Series 2024-1 Class A 4.87%, 08/15/2036	917,220
1,100,000	Generate Ltd(a)(b) Series 2024-20A Class A 5.59%, 01/25/2038 3-mo. SOFR + 1.30%	1,101,251
Principal Amount		Fair Value
Non-Agency — (continued)
$ 219,022	GM Financial Consumer Automobile Receivables Trust Series 2024-1 Class A2A 5.12%, 02/16/2027	$ 219,211
181,016	JPMorgan Mortgage Trust(a)(b) Series 2023-HE3 Class A1 5.90%, 05/20/2054 1-mo. SOFR + 1.60%	181,896
850,000	Neuberger Berman Loan Advisers Ltd(a)(b) Series 2024-54A Class D 7.78%, 04/23/2038 1-mo. SOFR + 3.50%	853,629
1,250,000	Oaktree Ltd(a)(b) Series 2024-25A Class A 5.82%, 04/20/2037 3-mo. SOFR + 1.55%	1,253,305
	OCP Ltd(a)(b)
	Series 2016-11A Class A1R2
1,250,000	5.70%, 04/26/2036 3-mo. SOFR + 1.42%	1,250,000
	Series 2016-11A Class AR3
1,250,000	5.58%, 07/26/2038 3-mo. SOFR + 1.30%	1,250,000
2,000,000	Regatta Funding Ltd(a)(b) Series 2025-4A Class A1 5.63%, 07/25/2038 3-mo. SOFR + 1.34%	2,006,660
	Santander Drive Auto Receivables Trust
	Series 2025-1 Class A2
294,948	4.76%, 08/16/2027	295,046
	Series 2025-1 Class A3
875,000	4.74%, 01/16/2029	876,027
1,182,536	Toyota Auto Receivables Owner Trust Series 2023-B Class A3 4.71%, 02/15/2028	1,184,689
2,300,000	Voya Ltd(a)(b) Series 2020-2A Class A1RR 5.59%, 01/20/2038 3-mo. SOFR + 1.31%	2,303,321
TOTAL ASSET-BACKED SECURITIES — 6.36% (Cost $30,667,249)		$30,750,617
CORPORATE BONDS AND NOTES
Communications — 0.14%
217,000	Expedia Group Inc(d) 3.25%, 02/15/2030	204,703
500,000	Uber Technologies Inc(a) 4.50%, 08/15/2029	496,471
		701,174
Consumer, Cyclical — 0.34%
432,000	Dollar General Corp 3.88%, 04/15/2027	428,074

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 517,000	Ford Motor Credit Co LLC 5.85%, 05/17/2027	$ 520,934
	Marriott International Inc
237,000	4.88%, 05/15/2029	240,329
500,000	2.85%, 04/15/2031	454,011
		1,643,348
Consumer, Non-Cyclical — 1.25%
560,000	Bristol-Myers Squibb Co 4.90%, 02/22/2029	573,356
425,000	Cigna Group 5.13%, 05/15/2031	437,163
425,000	HCA Inc 5.45%, 04/01/2031	438,234
	Mars Inc(a)
1,075,000	4.80%, 03/01/2030	1,089,190
975,000	5.00%, 03/01/2032	987,962
1,325,000	5.20%, 03/01/2035	1,340,872
	Solventum Corp
755,000	5.40%, 03/01/2029	777,473
375,000	5.60%, 03/23/2034	385,930
		6,030,180
Financial — 0.31%
150,000	Blackstone Private Credit Fund 6.00%, 01/29/2032	150,829
300,000	Blackstone Secured Lending Fund 5.88%, 11/15/2027	306,217
464,000	Chubb Corp 6.80%, 11/15/2031	517,390
490,000	Citigroup Inc 6.02%, 01/24/2036	503,190
		1,477,626
Industrial — 0.78%
	Boeing Co
880,000	2.20%, 02/04/2026	866,265
650,000	6.30%, 05/01/2029	687,149
405,000	8.75%, 09/15/2031	477,478
360,000	6.53%, 05/01/2034	391,150
500,000	Carrier Global Corp(d) 2.70%, 02/15/2031	454,856
280,000	IDEX Corp 2.63%, 06/15/2031	249,300
286,000	Penske Truck Leasing Co LP / PTL Finance Corp(a) 5.25%, 07/01/2029	292,813
352,000	Waste Management Inc 4.95%, 07/03/2031	361,330
		3,780,341
Technology — 0.40%
350,000	AppLovin Corp 5.50%, 12/01/2034	355,353
241,000	Constellation Software Inc(a) 5.16%, 02/16/2029	245,147
Principal Amount		Fair Value
Technology — (continued)
$ 614,000	Oracle Corp 5.25%, 02/03/2032	$ 629,833
	Synopsys Inc
401,000	5.00%, 04/01/2032	406,187
282,000	5.15%, 04/01/2035	284,239
		1,920,759
TOTAL CORPORATE BONDS AND NOTES — 3.22% (Cost $15,262,153)		$15,553,428
MORTGAGE-BACKED SECURITIES
Non-Agency — 3.73%
	BANK5
	Series 2024-5YR10 Class A3
700,000	5.30%, 10/15/2057	717,293
	Series 2024-5YR10 Class AS
300,000	5.64%, 10/15/2057	307,285
	Series 2024-5YR7 Class A3
650,000	5.77%, 06/15/2057	675,547
	Series 2025-5YR15 Class A3
900,000	5.45%, 06/15/2030	927,000
525,000	BMO Mortgage Trust(e) Series 2022-C2 Class A5 4.97%, 07/15/2054	527,274
	BX Trust(a)(b)
	Series 2024-BIO Class A
1,050,000	5.96%, 02/15/2041 1-mo. SOFR + 1.64%	1,050,000
	Series 2024-BRVE Class A
1,000,000	6.15%, 04/15/2026 1-mo. SOFR + 1.84%	1,000,000
	Series 2024-XL5 Class A
485,676	5.71%, 03/15/2041 1-mo. SOFR + 1.39%	486,131
	Chase Home Lending Mortgage Trust(a)(e)
	Series 2024-3 Class A5
200,000	6.00%, 02/25/2055	202,283
	Series 2024-3 Class A5A
250,000	5.50%, 02/25/2055	246,142
	Series 2024-3 Class A7
100,000	6.00%, 02/25/2055	101,001
669,327	CIM Trust(a)(c) Series 2025-I1 Class A2 5.91%, 10/25/2069	675,197
550,000	Houston Galleria Mall Trust(a)(e) Series 2025-HGLR Class A 5.64%, 02/05/2045	564,308
450,000	Hudson Yards Mortgage Trust(a)(e) Series 2025-SPRL Class D 6.55%, 01/13/2040	465,893
	IRV Trust(a)(e)
	Series 2025-200P Class A
550,000	5.47%, 03/14/2047	556,055

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2025-200P Class C
$ 575,000	5.92%, 03/14/2047	$ 571,234
	JPMorgan Mortgage Trust(a)
	Series 2023-DSC1 Class A1
479,273	4.63%, 07/25/2063(e)	466,387
	Series 2024-1 Class A4
459,932	6.00%, 06/25/2054(e)	463,942
	Series 2024-VIS2 Class A1
955,119	5.85%, 11/25/2064(c)	961,013
975,000	Ladder Capital Commercial Mortgage(a) Series 2017-LC26 Class A4 3.55%, 07/12/2050	952,710
	MSWF Commercial Mortgage Trust
	Series 2023-2 Class A2
625,000	6.89%, 12/15/2056	659,672
	Series 2023-2 Class A5
575,000	6.01%, 12/15/2056(e)	615,790
300,000	NYC Commercial Mortgage Trust(a)(b) Series 2025-3BP Class B 6.01%, 02/15/2042 1-mo. SOFR + 1.69%	297,375
	ROCC Trust(a)
	Series 2024-CNTR Class A
1,350,000	5.39%, 11/13/2041	1,381,030
	Series 2024-CNTR Class D
600,000	7.11%, 11/13/2041	626,611
544,142	Verus Securitization Trust(a)(e) Series 2022-1 Class A3 3.29%, 01/25/2067	495,812
	Wells Fargo Commercial Mortgage Trust
	Series 2024-1CHI Class A
875,000	5.48%, 07/15/2035(a)(e)	880,245
	Series 2024-1CHI Class B
550,000	5.93%, 07/15/2035(a)(e)	553,196
	Series 2024-C63 Class A5
580,000	5.31%, 08/15/2057	592,245
		18,018,671
U.S. Government Agency — 1.60%
	Connecticut Avenue Securities Trust(a)(b)
	Series 2024-R01 Class 1B1
375,000	7.01%, 01/25/2044 1-mo. SOFR + 2.70%	384,005
	Series 2024-R01 Class 1M2
250,000	6.11%, 01/25/2044 1-mo. SOFR + 1.80%	252,628
	Series 2024-R02 Class 1M2
775,000	6.11%, 02/25/2044 1-mo. SOFR + 1.80%	781,524
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2024-R03 Class 2M2
$ 300,000	6.26%, 03/25/2044 1-mo. SOFR + 1.95%	$ 302,429
6,247,046	Government National Mortgage Association 4.50%, 11/20/2052	6,028,731
		7,749,317
TOTAL MORTGAGE-BACKED SECURITIES — 5.33% (Cost $25,484,003)		$25,767,988
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
4,758,786(f)	1.25%, 04/15/2028	4,750,319
134,305,755(f)	2.13%, 04/15/2029	137,930,637
65,232,046(f)	1.63%, 10/15/2029	66,039,119
80,661,582(f)	1.63%, 04/15/2030	81,249,960
10,888,687(f)	0.13%, 01/15/2032	9,869,551
42,463,850(f)	1.88%, 07/15/2034	42,500,980
37,952,376(f)	2.13%, 01/15/2035	38,575,329
668,896(f)	2.13%, 02/15/2054	611,772
	United States Treasury Note/Bond
4,420,000	3.88%, 06/30/2030	4,436,920
4,440,000	4.00%, 06/30/2032	4,443,469
920,000	5.00%, 05/15/2045	945,012
TOTAL U.S. TREASURY BONDS AND NOTES — 80.96% (Cost $388,437,970)		$391,353,068
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
15,560	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(g), 4.25%(h)	15,560
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.01% (Cost $15,560)		$15,560
TOTAL INVESTMENTS — 95.88% (Cost $459,866,935)		$463,440,661
OTHER ASSETS & LIABILITIES, NET — 4.12%		$19,936,848
TOTAL NET ASSETS — 100.00%		$483,377,509

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2025, the aggregate fair value of 144A securities was $45,065,241, representing 9.32% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of June 30, 2025.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of June 30, 2025. Maturity date disclosed represents final maturity date.
(d)	All or a portion of the security is on loan as of June 30, 2025.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f)	Principal amount of the security is adjusted for inflation.
(g)	Collateral received for securities on loan.
(h)	Rate shown is the 7-day yield as of June 30, 2025.
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate
TIPS	Treasury Inflation Protected Securities
As of June 30, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
U.S. 10 Year Treasury Note Futures	276	USD	30,947	Sep 2025	$409,233
U.S. 2 Year Treasury Note Futures	251	USD	52,214	Sep 2025	121,769
Short
U.S. 5 Year Treasury Note Futures	89	USD	9,701	Sep 2025	12
U.S. Long Bond Futures	9	USD	1,039	Sep 2025	(3,124)
U.S. Ultra Bond Futures	46	USD	5,480	Sep 2025	(102,126)
				Net Appreciation	$425,764
As of June 30, 2025, the Fund held the following centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
3.62%	Annual	1-day SOFR	Annual	USD	30,140	06/30/2027	$116,472	$66,855	$49,617
3.37%	Annual	1-day SOFR	Annual	USD	40,540	06/23/2028	60,628	6,985	53,643
1-day SOFR	Annual	3.62%	Annual	USD	34,890	11/30/2029	(356,303)	(70,816)	(285,487)
1-day SOFR	Annual	3.60%	Annual	USD	28,810	11/30/2029	(271,647)	(52,706)	(218,941)
1-day SOFR	Annual	3.60%	Annual	USD	42,730	06/23/2030	(99,591)	(4,485)	(95,106)
3.85%	Annual	1-day SOFR	Annual	USD	11,170	05/21/2032	152,218	3,271	148,947
4.10%	Annual	1-day SOFR	Annual	USD	10,410	06/24/2035	38,858	53	38,805
1-day SOFR	Annual	4.21%	Annual	USD	4,470	05/21/2055	(62,560)	35,959	(98,559)
							$(421,925)	$(14,884)	$(407,081)
As of June 30, 2025, the Fund held the following centrally cleared inflation swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
CPI-U	At Maturity	2.57%	At Maturity	USD	15,740	12/12/2029	$76,638	$176,135	$(99,497)
CPI-U	At Maturity	2.59%	At Maturity	USD	17,730	11/28/2032	118,542	170,460	(51,918)
							$195,180	$346,595	$(151,415)
Abbreviations
CPI-U	United States of America Consumer Price Index
SOFR	Secured Overnight Financing Rate
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.58%
$ 16,091	Air Liquide SA	$ 3,317,992
4,987	Akzo Nobel NV	349,907
30,792	Anglo American PLC	907,470
10,375	Antofagasta PLC	257,880
12,323	ArcelorMittal SA	391,310
1,463	Arkema SA	108,034
36,200	Asahi Kasei Corp	257,699
24,434	BASF SE	1,208,497
168,753	BHP Group Ltd	4,059,793
11,632	BlueScope Steel Ltd	177,255
8,491	Boliden AB(a)	265,339
3,305	Brenntag SE	218,957
5,211	Covestro AG(a)	370,754
3,836	Croda International PLC	153,955
4,858	DSM-Firmenich AG	516,821
187	EMS-Chemie Holding AG(a)	141,373
57,863	Evolution Mining Ltd	301,252
6,758	Evonik Industries AG	139,611
46,167	Fortescue Ltd	464,082
256	Givaudan SA	1,241,479
279,223	Glencore PLC	1,087,837
1,732	Holmen AB Class B	68,608
17,938	ICL Group Ltd	123,149
15,800	JFE Holdings Inc	183,796
5,600	Johnson Matthey PLC	133,450
24,900	Kaneka Corp	687,009
44,300	Kemira OYJ	1,027,321
480,500	Kingboard Holdings Ltd	1,539,340
51,300	Kuraray Co Ltd	652,346
162,700	Mitsubishi Chemical Group Corp	855,155
55,400	Mitsubishi Gas Chemical Co Inc	850,646
21,200	Mitsui Chemicals Inc	490,159
11,314	Mondi PLC	184,798
23,100	Nippon Paint Holdings Co Ltd	185,776
4,200	Nippon Sanso Holdings Corp	158,934
37,500	Nippon Soda Co Ltd	789,585
25,300	Nippon Steel Corp	478,472
19,100	Nitto Denko Corp	368,849
41,763	Norsk Hydro ASA	239,152
38,798	Northern Star Resources Ltd	479,238
9,322	Novonesis / Novozymes Class B	669,291
709,600	Perseus Mining Ltd	1,611,637
36,825	Rio Tinto Ltd	2,606,852
31,440	Rio Tinto PLC	1,829,716
48,600	Shin-Etsu Chemical Co Ltd	1,604,868
16,900	Solvay SA	585,365
124,932	South32 Ltd	238,732
6,500	Sumitomo Metal Mining Co Ltd	160,192
1,706	Syensqo SA	132,155
3,515	Symrise AG	368,599
33,900	Tokuyama Corp	708,393
51,400	Tokyo Steel Manufacturing Co Ltd	539,071
Shares		Fair Value
Basic Materials — (continued)
$ 40,100	Toray Industries Inc	$ 274,495
15,711	UPM-Kymmene OYJ	429,038
9,300	Yamato Kogyo Co Ltd	565,097
17,479	Yara International ASA	645,022
		38,401,603
Communications — 5.40%
288,900	Airtel Africa PLC(b)	715,045
22,594	Auto Trader Group PLC(b)	255,855
15,167	Bollore SE	95,331
647,089	BT Group PLC	1,722,569
10,587	CAR Group Ltd	260,729
4,827	Delivery Hero SE(a)(b)	131,016
5,200	Dentsu Group Inc	115,221
95,680	Deutsche Telekom AG	3,502,243
4,103	Elisa OYJ(a)	228,051
65,817	Grab Holdings Ltd Class A(a)	331,059
500	Hikari Tsushin Inc	147,633
91,000	HKT Trust & HKT Ltd	136,052
37,980	Informa PLC	420,379
27,600	IPSOS SA	1,482,487
82,700	KDDI Corp	1,420,007
101,491	Koninklijke KPN NV	495,094
77,200	LY Corp	284,297
345,400	M3 Inc	4,744,660
37,700	Metropole Television SA	583,516
5,500	MonotaRO Co Ltd	108,272
418,336	Nokia OYJ	2,170,596
199,000	NOS SGPS SA	908,305
1,402,000	NTT Inc	1,498,893
94,505	Orange SA	1,439,144
17,083	Pearson PLC	251,532
67,181	Prosus NV	3,769,302
12,773	Publicis Groupe SA	1,442,648
43,700	Rakuten Group Inc(a)	240,795
19,800	Reach PLC	19,867
47,586	Scout24 SE(b)	6,569,211
10,508	Sea Ltd ADR(a)	1,680,650
200,600	Singapore Telecommunications Ltd	604,767
790,400	SoftBank Corp	1,224,291
26,100	SoftBank Group Corp	1,897,627
4,205	Spotify Technology SA(a)	3,226,665
728	Swisscom AG	516,944
16,232	Tele2 AB Class B	236,945
209,032	Telecom Italia SpA(a)	103,286
159,389	Telefonaktiebolaget LM Ericsson Class B	1,362,031
105,144	Telefonica SA	553,383
17,953	Telenor ASA	279,568
32,700	Television Francaise 1 SA	339,704
65,475	Telia Co AB	235,502
113,533	Telstra Group Ltd	362,014
124,200	Tencent Holdings Ltd	8,002,903
3,400	Trend Micro Inc	235,164
5,400	United Internet AG	150,599
743,940	Vodafone Group PLC	796,145
1,409	Wix.com Ltd(a)	223,270

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
Communications — (continued)
$ 33,139	WPP PLC	$ 233,240
11,100	ZOZO Inc	119,932
		57,874,439
Consumer, Cyclical — 15.29%
5,009	Accor SA	262,515
6,944	AddTech AB Class B	236,732
4,655	adidas AG	1,086,619
14,100	Aisin Corp	180,373
11,947	Amadeus IT Group SA	1,009,322
5,500	ANA Holdings Inc	107,690
15,889	Aristocrat Leisure Ltd	680,761
17,400	Asics Corp	443,707
38,828	Associated British Foods PLC	1,096,524
25,306	Avolta AG	1,378,446
16,400	Bandai Namco Holdings Inc	587,763
36,681	Barratt Redrow PLC	229,645
15,782	Bayerische Motoren Werke AG	1,405,539
92,000	Betsson AB Class B	1,947,915
15,900	Bridgestone Corp	650,186
9,312	Bunzl PLC	296,484
14,688	Cie Financiere Richemont SA	2,779,453
35,639	Cie Generale des Etablissements Michelin SCA	1,325,569
106,500	Citizen Watch Co Ltd	631,212
181,450	CK Hutchison Holdings Ltd	1,117,311
273,671	Clicks Group Ltd	5,735,053
46,394	Compass Group PLC	1,570,816
2,907	Continental AG	253,717
1,615	CTS Eventim AG & Co KGaA	200,827
51,883	Daimler Truck Holding AG	2,461,542
15,700	Daiwa House Industry Co Ltd	539,496
8,100	Daiwabo Holdings Co Ltd	145,596
53,200	Denso Corp	717,949
19,234	Deutsche Lufthansa AG	163,290
702	D'ieteren Group	151,176
52,720	Dollarama Inc	7,428,226
2,962	Dr Ing hc F Porsche AG(b)	146,394
14,830	Entain PLC	183,638
30,000	Europris ASA(b)	254,416
4,066	Evolution AB(b)	322,934
5,300	Fast Retailing Co Ltd	1,817,180
2,680	FDJ United(b)	105,164
3,480	Ferrari NV	1,704,895
93,100	Frasers Group PLC(a)	869,032
64,000	Galaxy Entertainment Group Ltd	285,286
191,627	Genting Singapore Ltd	107,778
15,734	H & M Hennes & Mauritz AB Class B	221,600
177,800	Harvey Norman Holdings Ltd	616,869
861	Hermes International SCA	2,334,062
346,600	Honda Motor Co Ltd	3,342,213
2,600	Hornbach Holding AG & Co KGaA	325,136
Shares		Fair Value
Consumer, Cyclical — (continued)
$ 3,000	Hoshizaki Corp	$ 103,374
15,700	HUGO BOSS AG	727,492
75,200	IDOM Inc	552,281
28,678	IMCD NV	3,857,069
137,871	Industria de Diseno Textil SA	7,192,303
41,631	InterContinental Hotels Group PLC	4,758,727
221,609	International Consolidated Airlines Group SA	917,239
100,300	Isuzu Motors Ltd	1,270,594
32,300	ITOCHU Corp	1,691,390
100,900	Iveco Group NV	1,987,055
4,600	Japan Airlines Co Ltd	93,821
44,500	Jardine Cycle & Carriage Ltd	853,585
79,091	JD Sports Fashion PLC	96,427
83,600	JVCKenwood Corp	670,389
3,400	Kaufman & Broad SA	132,558
2,069	Kering SA	450,745
433,799	Kingfisher PLC	1,731,817
3,400	Kohnan Shoji Co Ltd	91,955
23,400	Komeri Co Ltd	477,791
65,018	Lottery Corp Ltd	228,085
16,769	LVMH Moet Hennessy Louis Vuitton SE	8,776,585
78,000	Marubeni Corp	1,572,343
8,800	MatsukiyoCocokara & Co	181,021
52,833	Mercedes-Benz Group AG	3,078,068
92,400	Mitsubishi Corp	1,846,326
138,200	Mitsui & Co Ltd	2,816,513
6,564	Moncler SpA	374,422
3,280	Next PLC	559,977
50,300	NGK Insulators Ltd	631,346
80,900	NHK Spring Co Ltd	880,875
30,200	Nintendo Co Ltd	2,900,101
59,600	Nissan Motor Co Ltd(a)	144,207
19,900	Niterra Co Ltd	661,642
2,300	Nitori Holdings Co Ltd	221,376
57,200	Okamura Corp	880,772
28,700	Oriental Land Co Ltd	661,012
10,900	Pan Pacific International Holdings Corp	374,906
66,200	Panasonic Holdings Corp	708,295
2,171	Pandora A/S	382,520
173,500	Pets at Home Group PLC	624,136
305,100	Piaggio & C SpA	675,908
185,500	Pirelli & C SpA(b)	1,278,669
3,681	Porsche Automobil Holding SE	146,131
294,554	Qantas Airways Ltd	2,080,899
144	Rational AG	121,003
5,861	Reece Ltd	55,381
5,209	Renault SA	240,370
40,124	Rexel SA	1,237,535
52,477	Ryanair Holdings PLC	1,488,551
71,600	Sands China Ltd	149,639
40,500	Sankyo Co Ltd	749,606
5,200	Sanrio Co Ltd	251,449
9,900	Sekisui Chemical Co Ltd	179,296
16,300	Sekisui House Ltd	358,752

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
$ 6,098	SGH Ltd	$ 217,175
1,900	Shimano Inc	275,463
37,800	Singapore Airlines Ltd	207,324
2,309	Sodexo SA	142,111
48,000	Sojitz Corp	1,179,530
168,800	Sony Group Corp	4,388,855
26,700	Stanley Electric Co Ltd	528,095
115,932	Stellantis NV	1,164,659
50,500	Subaru Corp	875,488
56,900	Sumitomo Corp	1,468,402
20,400	Sumitomo Electric Industries Ltd	437,446
94,200	Sumitomo Forestry Co Ltd	951,263
122,600	Super Retail Group Ltd	1,149,326
45,300	Suzuki Motor Corp	546,147
851	Swatch Group AG	138,935
152,100	Toei Animation Co Ltd	3,468,338
2,700	Toho Co Ltd	159,289
42,100	Tokmanni Group Corp	523,542
9,900	Tokyo Gas Co Ltd	329,295
52,452	Toromont Industries Ltd	4,714,228
69,100	Toyota Boshoku Corp	942,026
4,400	Toyota Industries Corp	496,596
417,000	Toyota Motor Corp	7,181,987
16,800	Toyota Tsusho Corp	380,541
39,700	Traton SE	1,291,332
195,349	Universal Music Group NV	6,337,250
13,900	Valor Holdings Co Ltd	243,153
128,618	Volvo AB Class B	3,619,004
138,700	VTech Holdings Ltd	1,007,511
30,894	Wesfarmers Ltd	1,724,113
4,344	Whitbread PLC	168,513
108,200	Yamaha Motor Co Ltd	809,669
33,800	Yokohama Rubber Co Ltd	929,378
621,000	Yue Yuen Industrial Holdings Ltd	952,668
6,348	Zalando SE(a)(b)	209,468
2,400	Zensho Holdings Co Ltd	145,263
		163,935,763
Consumer, Non-Cyclical — 19.42%
688	Adyen NV(a)(b)	1,263,541
17,900	Aeon Co Ltd	548,685
24,400	Ajinomoto Co Inc	661,805
13,716	Alcon AG	1,216,376
27,493	Anheuser-Busch InBev SA	1,891,534
17,700	Arcs Co Ltd	366,709
1,663	Argenx SE(a)	920,611
38,100	Asahi Group Holdings Ltd	509,288
12,197	Ashtead Group PLC	781,976
51,400	Astellas Pharma Inc	503,255
42,570	AstraZeneca PLC	5,923,243
18,100	Austevoll Seafood ASA	174,213
92	Barry Callebaut AG	100,562
40,790	Bayer AG	1,228,896
2,708	Beiersdorf AG	340,391
1,010	BioMerieux	139,700
38,290	Brambles Ltd	591,343
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
$ 67,967	British American Tobacco PLC	$ 3,230,641
8,775	Bureau Veritas SA	299,512
2,488	Carlsberg AS Class B	352,508
84,603	Carrefour SA	1,193,433
29	Chocoladefabriken Lindt & Spruengli AG	938,371
19,000	Chugai Pharmaceutical Co Ltd	992,139
92,300	Cloetta AB Class B	332,361
6,108	Coca-Cola Europacific Partners PLC	566,334
19,256	Coca-Cola HBC AG	1,005,452
1,941	Cochlear Ltd	383,883
34,684	Coles Group Ltd	475,591
38,431	Coloplast A/S Class B	3,658,744
13,333	CSL Ltd	2,106,090
10,400	Dai Nippon Printing Co Ltd	157,870
46,400	Daiichi Sankyo Co Ltd	1,075,000
17,927	Danone SA	1,466,851
16,010	Davide Campari-Milano NV	107,785
1,649	Demant A/S(a)	68,898
224,191	Diageo PLC	5,651,661
530	DiaSorin SpA	56,726
6,553	Edenred SE	203,540
6,700	Eisai Co Ltd	192,427
39,298	EssilorLuxottica SA	10,790,970
17,104	Essity AB Class B	473,591
3,384	Eurofins Scientific SE	241,163
144,522	Experian PLC	7,450,450
548,400	First Resources Ltd	633,701
16,312	Fisher & Paykel Healthcare Corp Ltd	358,290
6,297	Fresenius Medical Care AG	361,796
25,285	Fresenius SE & Co KGaA	1,272,415
30,400	FUJIFILM Holdings Corp	658,330
2,779	Galderma Group AG	403,944
1,762	Genmab A/S(a)	365,912
27,700	Greencore Group PLC	88,592
8,949	Grifols SA(a)	109,196
279,019	GSK PLC	5,317,978
248,341	Haleon PLC	1,276,037
3,649	Heineken Holding NV	272,288
7,903	Heineken NV	689,482
2,931	Henkel AG & Co KGaA	212,572
29,849	Hikma Pharmaceuticals PLC	814,138
99,445	Imperial Brands PLC	3,927,711
511,000	Inghams Group Ltd	1,194,023
4,484	Intertek Group PLC	291,957
4,217	Ipsen SA	502,321
226,666	J Sainsbury PLC	901,475
32,900	Japan Tobacco Inc	969,215
4,137	JDE Peet's NV	118,172
7,082	Jeronimo Martins SGPS SA	179,302
43,700	Kanamoto Co Ltd	981,110
13,000	Kao Corp	582,473
4,252	Kerry Group PLC Class A	469,790
7,836	Kesko OYJ Class B	193,269
20,200	Kikkoman Corp	187,372

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
$ 20,100	Kirin Holdings Co Ltd	$ 281,674
4,200	Kobe Bussan Co Ltd	130,433
98,206	Koninklijke Ahold Delhaize NV	4,101,728
23,327	Koninklijke Philips NV	560,138
5,900	Kyowa Kirin Co Ltd	100,992
6,460	Lifco AB Class B	261,803
1,984	Lonza Group AG	1,418,884
33,800	Loomis AB	1,421,021
6,570	L'Oreal SA	2,814,291
13	Lotus Bakeries NV	125,267
174,160	Marks & Spencer Group PLC	847,399
38,600	Megmilk Snow Brand Co Ltd	731,323
6,100	MEIJI Holdings Co Ltd	134,894
3,748	Merck KGaA	485,961
711,500	Mitie Group PLC	1,379,140
39,617	Mowi ASA	765,140
71,927	Nestle SA	7,151,441
14,948	Nexi SpA(b)	89,274
47,500	Nippon Shinyaku Co Ltd	1,036,603
6,300	Nissin Foods Holdings Co Ltd	130,883
305	NMC Health PLC(a)(c)	21
114,193	Novartis AG	13,860,416
88,420	Novo Nordisk A/S Class B	6,126,980
33,100	Olympus Corp	393,172
76,000	Ono Pharmaceutical Co Ltd	823,671
2,655	Orion OYJ Class B	199,746
62,646	Orkla ASA	682,308
11,800	Otsuka Holdings Co Ltd	585,036
32,845	Pernod Ricard SA	3,276,342
6,071	QIAGEN NV	292,499
2,465	Randstad NV	113,935
18,444	Reckitt Benckiser Group PLC	1,256,277
2,806	Recordati Industria Chimica e Farmaceutica SpA	176,372
122,000	Recruit Holdings Co Ltd	7,174,410
205,838	RELX PLC	11,130,562
63,739	Rentokil Initial PLC	307,438
29,350	Roche Holding AG	9,600,627
1,736	Salmar ASA	75,231
11,189	Sandoz Group AG	613,195
55,774	Sanofi SA	5,399,704
58,000	Santen Pharmaceutical Co Ltd	665,576
722	Sartorius Stedim Biotech	172,748
49,900	Scandinavian Tobacco Group A/S(b)	662,270
11,900	Secom Co Ltd	427,507
56,653	Securitas AB Class B	848,228
59,900	Seven & i Holdings Co Ltd	964,110
4,488	SGS SA	455,692
108,800	Shionogi & Co Ltd	1,958,648
10,500	Shiseido Co Ltd	187,537
9,583	Siemens Healthineers AG(b)	531,996
128,157	Sigma Healthcare LTD	252,251
22,356	Smith & Nephew PLC	342,210
2,800	Societe BIC SA	174,378
174,000	Sonae SGPS SA	247,597
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
$ 14,088	Sonic Healthcare Ltd	$ 248,670
1,339	Sonova Holding AG	399,324
2,920	Straumann Holding AG	382,198
4,600	Suntory Beverage & Food Ltd	147,105
4,883	Swedish Orphan Biovitrum AB(a)	148,615
14,300	Sysmex Corp	248,923
43,800	Takeda Pharmaceutical Co Ltd	1,352,237
37,700	Terumo Corp	691,866
317,721	Tesco PLC	1,751,320
45,168	Teva Pharmaceutical Industries Ltd(a)(d)	759,914
30,166	Teva Pharmaceutical Industries Ltd Sponsored ADR(a)	505,582
6,400	TOPPAN Holdings Inc	173,869
83,116	Transurban Group	764,747
3,428	UCB SA	674,488
31,800	Unicharm Corp	229,621
175,346	Unilever PLC	10,700,953
630,000	United Laboratories International Holdings Ltd	1,207,839
2,329,443	WH Group Ltd(b)	2,245,099
60,500	Wilmar International Ltd	136,565
16,430	Wise PLC Class A(a)	234,483
35,887	Wolters Kluwer NV	6,001,691
32,772	Woolworths Group Ltd	671,296
6,600	Yakult Honsha Co Ltd	124,298
107,600	Zigup PLC(a)	524,069
		208,238,731
Diversified — 0.02%
4,900	Jardine Matheson Holdings Ltd	223,293
Energy — 3.04%
8,529	Aker BP ASA	217,954
35,556	APA Group	191,176
643,953	BP PLC	3,207,917
3,027	DCC PLC(a)	196,371
208,500	ENEOS Holdings Inc	1,033,500
106,276	Eni SpA	1,716,800
57,840	Equinor ASA	1,460,695
11,486	Galp Energia SGPS SA	210,262
22,900	Idemitsu Kosan Co Ltd	138,874
70,600	Inpex Corp	991,024
13,378	Neste OYJ	181,301
264,300	New Hope Corp Ltd	643,627
21,267	OMV AG	1,156,527
163,475	Repsol SA	2,391,057
36,900	Rubis SCA	1,193,108
86,721	Santos Ltd	437,236
277,939	Shell PLC	9,695,240
103,844	TotalEnergies SE	6,347,240
28,517	Vestas Wind Systems A/S	428,353

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
Energy — (continued)
$ 51,487	Woodside Energy Group Ltd	$ 795,315
		32,633,577
Financial — 24.31%
38,417	3i Group PLC	2,173,569
80,570	ABN AMRO Bank NV(b)	2,200,046
6,879	Admiral Group PLC	308,723
165,318	Aegon Ltd	1,198,016
6,123	AerCap Holdings NV	716,391
14,255	Ageas SA	964,319
783,800	AIA Group Ltd	7,100,008
56,652	AIB Group PLC	467,542
14,091	Allianz SE	5,718,617
1,705	Amundi SA(b)	138,201
79,972	ANZ Group Holdings Ltd	1,533,606
20,203	Aon PLC Class A	7,207,622
16,669	ASR Nederland NV	1,107,585
4,960	ASX Ltd	227,741
158,715	Aviva PLC	1,348,913
82,969	AXA SA	4,074,208
1,393	Azrieli Group Ltd	128,280
1,214	Baloise Holding AG	286,324
6,339	Banca Mediolanum SpA	109,242
252,761	Banco Bilbao Vizcaya Argentaria SA	3,892,093
32,656	Banco BPM SpA	381,179
1,025,000	Banco Comercial Portugues SA Class R	798,514
147,479	Banco de Sabadell SA	469,508
679,023	Banco Santander SA	5,622,923
33,629	Bank Hapoalim BM	645,948
83,446	Bank Leumi Le-Israel BM	1,552,559
82,116	Bank of Ireland Group PLC	1,170,167
19,582	Bankinter SA	255,633
935	Banque Cantonale Vaudoise	107,836
397,397	Barclays PLC	1,836,003
12,400	BAWAG Group AG(b)	1,585,734
59,255	BNP Paribas SA	5,315,290
98,000	BOC Hong Kong Holdings Ltd	426,618
27,216	BPER Banca SpA	247,021
110,642	CaixaBank SA	958,695
112,600	CapitaLand Ascendas REIT	237,603
151,988	CapitaLand Integrated Commercial Trust REIT	259,531
66,500	Capitaland Investment Ltd	138,630
17,800	Chiba Bank Ltd	164,503
48,000	CK Asset Holdings Ltd	212,104
81,491	Commerzbank AG	2,568,035
45,944	Commonwealth Bank of Australia	5,591,767
223,574	Computershare Ltd	5,865,261
30,900	Concordia Financial Group Ltd	200,534
1,830	Covivio SA REIT	116,030
81,355	Credit Agricole SA	1,539,102
55,300	Credit Saison Co Ltd	1,492,003
5,869	CVC Capital Partners PLC(b)	120,675
Shares		Fair Value
Financial — (continued)
$ 191,320	Dai-ichi Life Holdings Inc	$ 1,454,531
1,600	Daito Trust Construction Co Ltd	174,270
36,600	Daiwa Securities Group Inc	259,934
63,835	Danske Bank A/S	2,607,265
81,830	DBS Group Holdings Ltd	2,888,769
169,961	Deutsche Bank AG	5,038,582
5,155	Deutsche Boerse AG	1,684,089
67,037	DNB Bank ASA	1,853,880
42,800	EFG International AG	793,234
10,819	EQT AB	362,934
24,692	Erste Group Bank AG	2,101,920
12,600	Eurazeo SE	900,811
2,061	Euronext NV(b)	353,137
2,602	EXOR NV	262,666
19,721	Fastighets AB Balder Class B(a)	147,006
17,034	FinecoBank Banca Fineco SpA	377,876
1,500	Futu Holdings Ltd ADR	185,385
1,177	Gecina SA REIT	129,570
23,090	Generali	821,349
169,619	Gjensidige Forsikring ASA(a)	4,299,833
55,511	Goodman Group REIT	1,251,475
2,181	Groupe Bruxelles Lambert NV	186,173
76,800	Gunma Bank Ltd	644,642
22,100	Hang Seng Bank Ltd	331,636
1,574	Hannover Rueck SE	495,990
102,708	HDFC Bank Ltd ADR	7,874,622
223,400	Helia Group Ltd	828,184
1,042	Helvetia Holding AG	244,637
36,000	Henderson Land Development Co Ltd	126,432
129,700	Hong Kong Exchanges & Clearing Ltd	6,976,118
28,600	Hongkong Land Holdings Ltd	154,440
704,098	HSBC Holdings PLC	8,515,913
11,300	Hulic Co Ltd	113,981
3,160	Industrivarden AB Class A	114,877
4,672	Industrivarden AB Class C	169,181
24,801	Infratil Ltd	160,035
145,195	ING Groep NV	3,182,348
68,202	Insurance Australia Group Ltd	405,463
412,158	Intesa Sanpaolo SpA	2,374,206
103,100	Investec PLC	770,575
4,030	Investment AB Latour Class B	106,292
47,094	Investor AB Class B	1,395,555
31,851	Israel Discount Bank Ltd Class A	317,708
16,500	Jaccs Co Ltd	458,744
28,400	Japan Exchange Group Inc	287,693
51,600	Japan Post Bank Co Ltd	556,275
112,200	Japan Post Holdings Co Ltd	1,039,221
5,200	Japan Post Insurance Co Ltd	117,729
14,481	Julius Baer Group Ltd	982,316
8,100	Jyske Bank A/S	819,648

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
Financial — (continued)
$ 6,500	KBC Group NV	$ 670,865
6,504	Klepierre SA REIT	257,164
1,921	L E Lundbergforetagen AB Class B	95,892
18,729	Land Securities Group PLC REIT	162,547
2,005	LEG Immobilien SE	178,469
168,715	Legal & General Group PLC	590,090
70,567	Link REIT	377,992
3,267,254	Lloyds Banking Group PLC	3,434,671
71,328	London Stock Exchange Group PLC	10,426,586
56,506	M&G PLC	199,655
9,860	Macquarie Group Ltd	1,483,000
230,800	Mapfre SA	945,406
170,300	Mebuki Financial Group Inc	888,665
67,266	Medibank Pvt Ltd	223,384
54,499	Mediobanca Banca di Credito Finanziario SpA(a)	1,268,247
55,600	Mercialys SA REIT	698,772
28,900	Mitsubishi Estate Co Ltd	541,792
110,200	Mitsubishi HC Capital Inc	811,373
314,700	Mitsubishi UFJ Financial Group Inc	4,290,491
71,300	Mitsui Fudosan Co Ltd	690,261
4,125	Mizrahi Tefahot Bank Ltd	269,081
116,800	Mizuho Financial Group Inc	3,242,359
35,000	MS&AD Insurance Group Holdings Inc	782,446
5,288	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,433,691
84,603	National Australia Bank Ltd	2,192,724
552,044	NatWest Group PLC	3,875,452
225	Nippon Building Fund Inc REIT	207,760
25,058	NN Group NV	1,667,341
84,000	Nomura Holdings Inc	553,535
154,965	Nordea Bank Abp	2,299,333
74,200	ORIX Corp	1,674,447
91,200	Oversea-Chinese Banking Corp Ltd	1,169,486
6,181	Partners Group Holding AG	8,086,765
21,772	Phoenix Group Holdings PLC	196,824
16,900	Plus500 Ltd	788,147
71,681	Prudential PLC	896,984
137,836	QBE Insurance Group Ltd	2,122,555
1,583	REA Group Ltd	250,682
59,100	Resona Holdings Inc	545,837
22,900	Ricoh Leasing Co Ltd	815,246
6,482	Sagax AB Class B	148,530
67,450	Sampo OYJ Class A	725,933
7,800	SBI Holdings Inc	271,792
141,905	Scentre Group REIT	333,295
18,580	Schroders PLC	92,349
22,100	SCOR SE	733,989
35,998	Segro PLC REIT	336,882
22,400	Singapore Exchange Ltd	262,287
79,735	Sino Land Co Ltd	84,928
Shares		Fair Value
Financial — (continued)
$ 42,165	Skandinaviska Enskilda Banken AB Class A	$ 734,958
40,861	Societe Generale SA	2,337,428
406	Sofina SA	134,284
23,700	Sompo Holdings Inc	714,195
195,089	Standard Chartered PLC	3,227,093
71,065	Stockland REIT	251,152
127,000	Sumitomo Mitsui Financial Group Inc	3,197,982
17,800	Sumitomo Mitsui Trust Holdings Inc	473,434
8,400	Sumitomo Realty & Development Co Ltd	324,403
38,500	Sun Hung Kai Properties Ltd	443,637
28,689	Suncorp Group Ltd	408,866
706,200	Supermarket Income PLC REIT	822,019
154,970	Svenska Handelsbanken AB Class A	2,074,628
96,152	Swedbank AB Class A	2,546,714
12,000	Swire Pacific Ltd Class A	102,865
768	Swiss Life Holding AG	777,496
2,035	Swiss Prime Site AG	305,503
20,546	Swiss Re AG	3,554,193
10,400	Sydbank AS	771,403
14,500	T&D Holdings Inc	318,277
1,564	Talanx AG	202,760
49,800	Tokio Marine Holdings Inc	2,110,576
9,955	Tryg A/S	257,349
172,462	UBS Group AG	5,855,390
3,203	Unibail-Rodamco-Westfield REIT	307,898
72,745	UniCredit SpA	4,879,995
10,616	Unipol Assicurazioni SpA	210,248
72,100	United Overseas Bank Ltd	2,040,698
1,400	Valiant Holding AG	213,230
114,667	Vicinity Ltd REIT	187,190
19,973	Vonovia SE	708,112
6,549	Washington H Soul Pattinson & Co Ltd	181,051
94,306	Westpac Banking Corp	2,101,754
31,000	Wharf Holdings Ltd	94,383
44,000	Wharf Real Estate Investment Co Ltd	124,898
3,981	Zurich Insurance Group AG	2,785,598
		260,557,264
Industrial — 14.91%
43,779	ABB Ltd	2,623,625
733	Acciona SA	132,207
4,620	ACS Actividades de Construccion y Servicios SA	321,126
19,608	Aena SME SA(b)	523,413
1,044	Aeroports de Paris SA	130,889
5,700	AGC Inc	167,213
16,243	Airbus SE	3,398,058
8,216	Alfa Laval AB	346,047
9,600	Alstom SA(a)	224,074

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
Industrial — (continued)
$ 64,500	Amada Co Ltd	$ 703,889
14,735	Amrize Ltd(a)	735,032
89	AP Moller - Maersk A/S Class A	164,202
114	AP Moller - Maersk A/S Class B	212,006
224,744	Assa Abloy AB Class B	7,026,317
72,970	Atlas Copco AB Class A	1,179,634
42,526	Atlas Copco AB Class B	605,255
49,382	Auckland International Airport Ltd	233,131
82,973	BAE Systems PLC	2,152,812
108,500	Balfour Beatty PLC	777,716
11,415	Beijer Ref AB	180,140
3,600	Bekaert SA	148,941
21,400	Bilfinger SE	2,059,916
19,210	Bouygues SA	868,769
94,400	Brother Industries Ltd	1,628,437
14,132	Cellnex Telecom SA(b)	550,277
20,200	Central Japan Railway Co	451,563
22,377	Cie de Saint-Gobain SA(a)	2,628,751
13,500	CK Infrastructure Holdings Ltd	89,400
16,600	D/S Norden A/S	526,892
8,000	Daifuku Co Ltd	205,808
7,200	Daikin Industries Ltd	845,163
559	Dassault Aviation SA	197,647
56,407	Deutsche Post AG	2,612,772
10,000	Dfds A/S(a)	177,345
67,921	Diploma PLC	4,557,650
5,680	DSV A/S	1,362,373
23,900	East Japan Railway Co	514,111
2,073	Eiffage SA	291,285
721	Elbit Systems Ltd	321,158
19,251	Epiroc AB Class A	418,899
9,610	Epiroc AB Class B	184,248
25,100	FANUC Corp	681,397
14,102	Ferrovial SE	752,241
346,000	Firstgroup PLC	1,094,251
400	Forbo Holding AG	416,051
3,600	Fuji Electric Co Ltd	165,787
6,500	Fujikura Ltd	341,935
3,761	GEA Group AG	263,647
909	Geberit AG	715,878
8,984	Getlink SE	173,428
202,245	Halma PLC	8,883,920
6,500	Hankyu Hanshin Holdings Inc	176,694
18,700	Hanwa Co Ltd	704,426
9,491	Heidelberg Materials AG	2,235,107
512,580	Hexagon AB Class B	5,166,601
125,700	Hitachi Ltd	3,653,389
14,006	Holcim AG	1,040,073
47,900	Hosiden Corp	734,542
46,500	Hoya Corp	5,522,438
4,100	IHI Corp	443,471
7,119	Indutrade AB	194,385
8,509	Infrastrutture Wireless Italiane SpA(b)	104,048
Shares		Fair Value
Industrial — (continued)
$ 5,357	InPost SA(a)	$ 89,150
15,939	James Hardie Industries PLC(a)	331,612
21,500	Jungheinrich AG	1,014,649
26,600	Kaga Electronics Co Ltd	504,609
11,700	Kajima Corp	305,156
15,100	Kalmar OYJ Class B	642,339
23,500	Kamigumi Co Ltd	653,023
8,500	Kawasaki Kisen Kaisha Ltd	120,378
38,000	Keppel Ltd	221,904
15,800	Keyence Corp	6,317,287
4,328	Kingspan Group PLC	368,787
2,117	Knorr-Bremse AG	205,343
67,100	Komatsu Ltd	2,213,866
9,233	Kone OYJ Class B	608,278
10,200	Konecranes OYJ	810,512
12,585	Kongsberg Gruppen ASA	488,010
148,200	Koninklijke BAM Groep NV	1,321,999
13,800	Koninklijke Heijmans N.V	893,890
7,800	Krones AG	1,287,572
28,300	Kubota Corp	319,136
1,398	Kuehne + Nagel International AG	302,727
35,100	Kyocera Corp	421,563
7,088	Legrand SA	949,997
27,260	Leonardo SpA	1,538,201
15,600	Logista Integral SA	510,855
80,000	Lotes Co Ltd	3,704,287
49,500	Macnica Holdings Inc	664,097
6,800	Makita Corp	209,426
31,486	Melrose Industries PLC	229,231
15,093	Metso OYJ	195,603
11,600	MINEBEA MITSUMI Inc	169,635
52,900	Mitsubishi Electric Corp	1,137,825
87,000	Mitsubishi Heavy Industries Ltd	2,177,122
9,900	Mitsui OSK Lines Ltd	330,657
40,000	MTR Corp Ltd	143,836
1,485	MTU Aero Engines AG	659,718
44,700	Murata Manufacturing Co Ltd	660,697
46,091	Nibe Industrier AB Class B	196,793
23,200	Nidec Corp	450,848
33,500	Nippon Express Holdings Inc	672,024
30,500	Nippon Yusen KK	1,097,236
18,500	Obayashi Corp	280,309
4,500	Omron Corp	121,304
3,000	Per Aarsleff Holding A/S	311,592
12,968	Poste Italiane SpA(b)	278,629
8,013	Prysmian SpA	567,316
90,500	QinetiQ Group PLC	639,735
1,227	Rheinmetall AG	2,598,424
23,380	ROCKWOOL A/S Class B	1,095,874
230,667	Rolls-Royce Holdings PLC	3,056,308
8,736	Saab AB Class B	488,459
9,858	Safran SA	3,214,942
28,110	Sandvik AB	645,472
13,440	Sartorius AG	3,423,149
1,779	Schindler Holding AG	656,634
15,013	Schneider Electric SE	4,030,775

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
Industrial — (continued)
$ 18,000	SCREEN Holdings Co Ltd	$ 1,463,606
8,100	SG Holdings Co Ltd	90,218
7,200	Shimadzu Corp	178,006
20,865	Siemens AG	5,359,362
18,768	Siemens Energy AG(a)	2,193,628
8,472	SIG Group AG	156,707
28,700	Signify NV(b)	779,279
4,202	Sika AG	1,143,297
38,600	Singapore Technologies Engineering Ltd	236,683
30,000	SITC International Holdings Co Ltd	96,115
10,018	Skanska AB Class B	233,365
63,049	SKF AB Class B	1,448,255
1,600	SMC Corp	573,380
9,907	Smiths Group PLC	305,302
1,875	Spirax Group PLC	153,194
15,240	Stora Enso OYJ Class R	165,683
35,100	Sumitomo Heavy Industries Ltd	719,573
17,954	Svenska Cellulosa AB SCA Class B	233,452
4,200	Taisei Corp	244,610
54,900	TDK Corp	640,823
41,500	Techtronic Industries Co Ltd	457,910
11,704	Tenaris SA	219,388
2,584	Thales SA	762,992
8,100	Tokyo Metro Co Ltd	94,257
13,800	Tokyu Corp	164,167
29,000	Toyo Seikan Group Holdings Ltd	567,681
5,590	Trelleborg AB Class B	208,234
66,700	Tsubakimoto Chain Co	830,471
9,775	VAT Group AG(b)	4,141,982
13,421	Vinci SA	1,979,206
13,198	Wartsila OYJ Abp	311,927
11,300	West Japan Railway Co	258,330
18,200	Wienerberger AG	680,172
73,800	Yangzijiang Shipbuilding Holdings Ltd	128,788
6,500	Yokogawa Electric Corp	173,640
		159,884,383
Technology — 8.53%
20,401	Accenture PLC Class A	6,097,655
20,800	Advantest Corp	1,541,926
1,309	ASM International NV	839,697
20,813	ASML Holding NV	16,678,268
2,143	BE Semiconductor Industries NV	320,494
29,800	Bell System24 Holdings Inc	265,648
45,400	Canon Inc	1,316,769
9,000	Capcom Co Ltd	307,363
4,304	Capgemini SE	737,004
31,625	Check Point Software Technologies Ltd(a)	6,997,031
21,000	Computacenter PLC	691,577
1,319	CyberArk Software Ltd(a)	536,675
18,009	Dassault Systemes SE	652,677
Shares		Fair Value
Technology — (continued)
$ 2,600	Disco Corp	$ 770,233
63,900	Ferrotec Corp	1,348,073
47,900	Fujitsu Ltd	1,162,024
35,700	Indra Sistemas SA	1,548,897
35,616	Infineon Technologies AG	1,519,812
2,600	Konami Group Corp	411,064
2,300	Lasertec Corp	308,340
4,375	Logitech International SA	396,745
1,096	Monday.com Ltd(a)	344,670
34,500	NEC Corp	1,006,539
1,762	Nemetschek SE	255,478
9,900	Nexon Co Ltd	199,402
1,829	Nice Ltd(a)	310,040
10,800	Nomura Research Institute Ltd	431,972
7,900	NTT Data Group Corp	218,678
9,000	Obic Co Ltd	349,966
900	Oracle Corp Japan	107,272
6,800	Otsuka Corp	138,525
341,000	PAX Global Technology Ltd	262,811
1,472	Pro Medicus Ltd	275,462
44,500	Renesas Electronics Corp	550,529
16,500	Ricoh Co Ltd	155,717
25,794	Sage Group PLC	442,777
54,176	SAP SE	16,565,956
3,500	SCSK Corp	105,447
77,700	Seiko Epson Corp	1,021,183
616,800	Serco Group PLC	1,708,536
3,100	Sopra Steria Group	755,827
46,120	STMicroelectronics NV	1,414,135
46,364	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	10,500,983
100,700	TeamViewer SE(a)(b)	1,136,443
1,554	Teleperformance SE	150,936
1,427	Temenos AG	102,509
3,800	TietoEVRY OYJ	72,062
6,400	TIS Inc	214,462
12,100	Tokyo Electron Ltd	2,317,264
641,300	TOTVS SA	4,994,092
5,436	WiseTech Global Ltd	389,847
4,115	Xero Ltd(a)	486,925
		91,434,417
Utilities — 2.49%
474,900	A2A SpA	1,279,155
176,400	AGL Energy Ltd	1,131,156
658	BKW AG	144,266
137,289	Centrica PLC	304,518
19,500	Chubu Electric Power Co Inc	241,301
44,500	CLP Holdings Ltd	375,836
22,412	Contact Energy Ltd	122,994
194,000	Drax Group PLC	1,847,643
60,397	E.ON SE	1,112,857
8,400	EDP Renovaveis SA	93,994
85,542	EDP SA	371,619
1,402	Elia Group SA	161,924
65,437	Endesa SA	2,072,728

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
Utilities — (continued)
$ 223,296	Enel SpA	$ 2,119,243
147,294	Engie SA	3,461,832
11,470	Fortum OYJ	215,084
287,000	Hong Kong & China Gas Co Ltd	241,307
158,693	Iberdrola SA(a)	3,052,950
301,700	Iren SpA	932,054
25,200	Kansai Electric Power Co Inc	298,868
42,496	Meridian Energy Ltd	152,831
132,776	National Grid PLC	1,948,050
43,612	Origin Energy Ltd	309,991
4,586	Orsted A/S(a)(b)	197,559
10,300	Osaka Gas Co Ltd	264,194
38,000	Power Assets Holdings Ltd	244,324
11,832	Redeia Corp SA	253,179
17,792	RWE AG	743,498
20,300	Sembcorp Industries Ltd	109,358
7,374	Severn Trent PLC	276,955
57,559	Snam SpA	348,445
30,304	SSE PLC	762,848
40,127	Terna - Rete Elettrica Nazionale	412,545
18,716	United Utilities Group PLC	293,763
17,715	Veolia Environnement SA	632,461
1,700	Verbund AG	130,605
		26,661,935
TOTAL COMMON STOCK — 96.99% (Cost $872,610,895)		$1,039,845,405
PREFERRED STOCK
Consumer, Cyclical — 0.16%
1,521	Bayerische Motoren Werke AG	126,313
15,058	Volkswagen AG	1,591,838
		1,718,151
Shares		Fair Value
Consumer, Non-Cyclical — 0.03%
$ 4,559	Henkel AG & Co KGaA	$ 358,264
TOTAL PREFERRED STOCK — 0.19% (Cost $2,509,628)		$2,076,415
GOVERNMENT MONEY MARKET MUTUAL FUNDS
600,283	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(e), 4.25%(f)	600,283
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.06% (Cost $600,283)		$600,283
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.11%
1,127,400	U.S. Treasury Bills(g) 4.25%, 08/14/2025	1,121,568
TOTAL SHORT TERM INVESTMENTS — 0.11% (Cost $1,121,568)		$1,121,568
TOTAL INVESTMENTS — 97.35% (Cost $876,842,374)		$1,043,643,671
OTHER ASSETS & LIABILITIES, NET — 2.65%		$28,433,473
TOTAL NET ASSETS — 100.00%		$1,072,077,144

(a)	Non-income producing security.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2025, the aggregate fair value of 144A securities was $26,889,775, representing 2.51% of net assets.
(c)	Security is fair valued using significant unobservable inputs.
(d)	All or a portion of the security is on loan as of June 30, 2025.
(e)	Collateral received for securities on loan.
(f)	Rate shown is the 7-day yield as of June 30, 2025.
(g)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
As of June 30, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
MSCI EAFE Index Futures	173	USD	23,197	Sep 2025	$196,510
				Net Appreciation	$196,510
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
As of June 30, 2025 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CGM	USD	47,294	EUR	41,121	07/01/2025	$(1,145)
CGM	USD	30,376	EUR	25,907	07/03/2025	(148)
CGM	USD	6,695	EUR	5,800	07/07/2025	(141)
CGM	USD	18,767	GBP	13,948	07/25/2025	(380)
CGM	USD	8,698	GBP	6,470	08/01/2025	(184)
CGM	USD	12,408	HKD	96,994	08/01/2025	8
CGM	USD	3,264	NOK	32,463	07/02/2025	43
CGM	USD	2,338	NZD	3,914	07/07/2025	(48)
MEL	USD	42,632	AUD	66,666	07/01/2025	(1,244)
MEL	USD	61,944	AUD	96,608	07/02/2025	(1,640)
MEL	USD	16,314	AUD	24,928	08/22/2025	(108)
MEL	USD	4,828	AUD	7,376	08/26/2025	(32)
MEL	USD	6,800	AUD	10,389	08/29/2025	(45)
MEL	USD	5,936	AUD	9,066	09/10/2025	(39)
MEL	USD	411,894	CHF	349,000	07/10/2025	(28,568)
MEL	USD	7,691	EUR	6,570	07/01/2025	(48)
MEL	USD	742,403	EUR	676,000	07/10/2025	(54,449)
MEL	USD	6,718	GBP	5,009	07/02/2025	(157)
MEL	USD	9,454	GBP	7,023	07/07/2025	(186)
MEL	USD	24,969	GBP	18,705	07/10/2025	(707)
MEL	USD	6,978	GBP	5,165	07/11/2025	(112)
MEL	USD	7,275	GBP	5,385	07/15/2025	(117)
MEL	USD	64,604	GBP	47,850	07/17/2025	(1,080)
MEL	USD	44,999	GBP	33,076	08/01/2025	(407)
MEL	USD	213,488	HKD	1,675,886	07/02/2025	(51)
MEL	USD	17,744	HKD	139,062	07/17/2025	(6)
MEL	USD	12,086	JPY	1,734,000	08/26/2025	(37)
MEL	USD	14,075	JPY	2,018,750	08/29/2025	(43)
MEL	USD	42,542	JPY	6,098,835	09/02/2025	(130)
MEL	USD	5,918	JPY	848,384	09/03/2025	(18)
MEL	USD	18,926	JPY	2,712,605	09/04/2025	(58)
MEL	USD	8,532	JPY	1,222,725	09/05/2025	(26)
MEL	USD	8,051	JPY	1,153,450	09/08/2025	(25)
MEL	USD	3,043	JPY	435,795	09/12/2025	(9)
MEL	USD	3,207	JPY	459,000	09/16/2025	(10)
MEL	USD	2,366	JPY	338,215	09/29/2025	(7)
					Net Depreciation	$(91,354)
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
USD	U.S. Dollar
Abbreviations
CGM	Citigroup Global Markets
MEL	Mellon Capital
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Summary of Investments by Country as of June 30, 2025.
Country	Fair Value	Percentage of Fund Investments
Japan	$193,198,735	18.51%
United Kingdom	158,461,229	15.18
France	99,580,220	9.54
Germany	96,062,164	9.20
Switzerland	82,594,920	7.91
Netherlands	61,864,373	5.93
Australia	53,615,048	5.14
Sweden	41,881,015	4.01
Spain	32,459,145	3.11
Hong Kong	28,264,366	2.71
Italy	26,520,193	2.54
Ireland	26,053,529	2.50
Denmark	21,218,984	2.03
Taiwan	14,205,269	1.36
Israel	13,823,213	1.33
Canada	12,142,454	1.16
Singapore	12,120,379	1.16
Norway	11,435,420	1.10
Finland	10,999,619	1.05
China	8,131,691	0.78
India	7,874,623	0.76
South Africa	6,505,628	0.62
Belgium	5,826,490	0.56
Austria	5,654,959	0.54
Brazil	4,994,093	0.48
Portugal	2,715,598	0.26
United States	2,456,883	0.24
New Zealand	1,514,205	0.15
Luxembourg	972,536	0.09
Chile	257,880	0.03
Macau	149,639	0.01
Poland	89,150	0.01
United Arab Emirates	21	0.00
Total	$1,043,643,671	100.00%
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.77%
$ 1,404	Air Products & Chemicals Inc	$ 396,012
617	Albemarle Corp	38,667
12,723	Cabot Corp	954,225
1,060	CF Industries Holdings Inc	97,520
4,855	Dow Inc	128,561
16,949	DuPont de Nemours Inc	1,162,532
8,561	Eastman Chemical Co	639,164
1,593	Ecolab Inc	429,218
83,943	Ecovyst Inc(a)	690,851
50,490	Freeport-McMoRan Inc	2,188,742
6,946	Hawkins Inc	987,027
1,655	International Flavors & Fragrances Inc	121,725
3,406	International Paper Co	159,503
3,096	Linde PLC	1,452,581
1,580	LyondellBasell Industries NV Class A	91,419
1,611	Mosaic Co	58,769
7,577	Newmont Corp	441,436
1,430	Nucor Corp	185,242
8,988	PPG Industries Inc	1,022,385
1,534	Sherwin-Williams Co	526,714
877	Steel Dynamics Inc	112,265
		11,884,558
Communications — 13.78%
2,695	Airbnb Inc Class A(a)	356,656
4,871	Alibaba Group Holding Ltd Sponsored ADR	552,420
56,822	Alphabet Inc Class A	10,013,741
46,035	Alphabet Inc Class C	8,166,149
96,401	Amazon.com Inc(a)	21,149,415
9,454	Arista Networks Inc(a)	967,239
46,671	AT&T Inc	1,350,659
342	Booking Holdings Inc	1,979,920
878	CDW Corp	156,802
3,551	Charter Communications Inc Class A(a)	1,451,684
72,305	Cisco Systems Inc	5,016,521
43,973	Comcast Corp Class A	1,569,396
5,194	Corning Inc	273,152
6,819	DoorDash Inc Class A(a)	1,680,952
2,884	eBay Inc	214,743
892	Expedia Group Inc	150,463
336	F5 Inc(a)	98,891
215	FactSet Research Systems Inc	96,165
1,639	Fox Corp Class A	91,850
1,027	Fox Corp Class B	53,024
3,076	Gen Digital Inc	90,434
883	GoDaddy Inc Class A(a)	158,993
2,040	Interpublic Group of Cos Inc	49,939
2,430	Juniper Networks Inc	97,030
2,069	Match Group Inc	63,911
398	MercadoLibre Inc(a)	1,040,225
20,391	Meta Platforms Inc Class A	15,050,393
1,069	Motorola Solutions Inc	449,472
4,702	Netflix Inc(a)	6,296,589
Shares		Fair Value
Communications — (continued)
$ 2,912	News Corp Class A	$ 86,545
809	News Corp Class B	27,757
1,198	Omnicom Group Inc	86,184
6,211	Palo Alto Networks Inc(a)	1,271,019
3,832	Paramount Global Class B	49,433
5,117	Robinhood Markets Inc Class A(a)	479,105
1,917	Sea Ltd ADR(a)	306,605
4,840	Shopify Inc Class A(a)	558,294
1,014	Spotify Technology SA(a)	778,083
12,399	T-Mobile US Inc	2,954,186
20,691	Uber Technologies Inc(a)	1,930,470
35,332	United States Cellular Corp(a)(b)	2,260,188
502	VeriSign Inc	144,978
27,371	Verizon Communications Inc	1,184,343
11,754	Walt Disney Co	1,457,613
13,210	Warner Bros Discovery Inc(a)	151,387
		92,413,018
Consumer, Cyclical — 9.40%
11,818	Academy Sports & Outdoors Inc	529,565
11,733	Allison Transmission Holdings Inc	1,114,518
1,602	Aptiv PLC(a)	109,288
26,999	Atlanta Braves Holdings Inc Class C(a)	1,262,743
189	AutoZone Inc(a)	701,611
33,470	Bath & Body Works Inc	1,002,761
1,071	Best Buy Co Inc	71,896
8,844	BJ's Wholesale Club Holdings Inc(a)	953,648
29,206	Blue Bird Corp(a)	1,260,531
5,837	Boot Barn Holdings Inc(a)	887,224
1,684	Caesars Entertainment Inc(a)	47,809
869	CarMax Inc(a)	58,405
6,127	Carnival Corp(a)	172,291
857	Carvana Co(a)	288,775
6,934	Champion Homes Inc(a)	434,138
8,727	Chipotle Mexican Grill Inc(a)	490,021
12,564	Churchill Downs Inc	1,268,964
5,538	Copart Inc(a)	271,750
2,886	Costco Wholesale Corp	2,856,967
10,002	Crocs Inc(a)	1,013,003
851	Cummins Inc	278,702
717	Darden Restaurants Inc	156,284
990	Deckers Outdoor Corp(a)	102,039
4,510	Delta Air Lines Inc	221,802
1,430	Dollar General Corp	163,563
1,338	Dollar Tree Inc(a)	132,515
216	Domino's Pizza Inc	97,330
4,504	DR Horton Inc	580,656
7,774	Fastenal Co	326,508
24,400	Ford Motor Co	264,740
133,469	Garrett Motion Inc	1,402,759
53,762	General Motors Co	2,645,628
849	Genuine Parts Co	102,992

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
$ 929	Hasbro Inc	$ 68,579
7,843	Hilton Worldwide Holdings Inc	2,088,905
6,459	Home Depot Inc	2,368,128
15,175	KB Home	803,820
2,030	Las Vegas Sands Corp	88,325
1,546	Lennar Corp Class A	171,003
36,710	Levi Strauss & Co Class A	678,768
1,106	Live Nation Entertainment Inc(a)	167,316
1,432	LKQ Corp	52,998
3,673	Lowe's Cos Inc	814,928
2,592	Lululemon Athletica Inc(a)	615,807
1,456	Marriott International Inc Class A	397,794
6,604	McDonald's Corp	1,929,491
1,048	MGM Resorts International(a)	36,041
74,168	MRC Global Inc(a)	1,016,843
7,759	NIKE Inc Class B	551,199
3,035	Norwegian Cruise Line Holdings Ltd(a)	61,550
19	NVR Inc(a)	140,328
5,595	O'Reilly Automotive Inc(a)	504,277
3,399	PACCAR Inc	323,109
286	Pool Corp	83,363
24,258	PulteGroup Inc	2,558,249
23,277	Pursuit Attractions & Hospitality Inc(a)	671,076
239	Ralph Lauren Corp	65,553
2,156	Ross Stores Inc	275,062
1,592	Royal Caribbean Cruises Ltd	498,519
17,834	Six Flags Entertainment Corp	542,689
64,525	Southwest Airlines Co	2,093,191
8,565	Starbucks Corp	784,811
1,313	Tapestry Inc	115,295
11,366	Target Corp	1,121,256
24,791	Tesla Inc(a)	7,875,109
7,309	TJX Cos Inc	902,588
428	TKO Group Holdings Inc	77,875
3,475	Tractor Supply Co	183,376
290	Ulta Beauty Inc(a)	135,668
2,383	United Airlines Holdings Inc(a)	189,758
10,781	VSE Corp	1,412,095
5,111	Walgreens Boots Alliance Inc	58,674
74,245	Walmart Inc	7,259,676
772	Williams-Sonoma Inc	126,122
515	WW Grainger Inc	535,724
706	Wynn Resorts Ltd	66,131
30,607	YETI Holdings Inc(a)	964,733
1,907	Yum! Brands Inc	282,579
		63,029,807
Consumer, Non-Cyclical — 16.00%
17,727	Abbott Laboratories	2,411,049
23,303	AbbVie Inc	4,325,503
8,975	Addus HomeCare Corp(a)	1,033,830
1,818	Agilent Technologies Inc	214,542
181,575	Alight Inc Class A	1,027,714
395	Align Technology Inc(a)	74,785
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
$ 10,845	Altria Group Inc	$ 635,842
3,493	Amgen Inc	975,281
15,930	ANI Pharmaceuticals Inc(a)	1,039,432
3,299	Archer-Daniels-Midland Co	174,121
23,029	AstraZeneca PLC Sponsored ADR	1,609,266
2,692	Automatic Data Processing Inc	830,213
490	Avery Dennison Corp	85,980
3,099	Baxter International Inc	93,838
3,363	Becton Dickinson & Co	579,277
13,560	BellRing Brands Inc(a)	785,531
973	Biogen Inc(a)	122,199
842	Bio-Techne Corp	43,321
9,708	Boston Scientific Corp(a)	1,042,736
13,000	Bristol-Myers Squibb Co	601,770
1,319	Brown-Forman Corp Class B	35,494
784	Bunge Global SA	62,939
1,444	Campbell's Co	44,259
1,583	Cardinal Health Inc	265,944
1,145	Cencora Inc	343,328
3,332	Centene Corp(a)	180,861
343	Charles River Laboratories International Inc(a)	52,043
1,583	Church & Dwight Co Inc	152,142
3,142	Cigna Group	1,933,893
2,292	Cintas Corp	510,818
754	Clorox Co	90,533
85,796	Coca-Cola Co	6,070,067
5,405	Colgate-Palmolive Co	491,314
26,886	Collegium Pharmaceutical Inc(a)	795,019
9,455	Colliers International Group Inc(b)	1,234,263
3,505	Conagra Brands Inc	71,747
63,780	Concentra Group Holdings Parent Inc	1,311,955
992	Constellation Brands Inc Class A	161,379
1,198	Cooper Cos Inc(a)	85,250
434	Corpay Inc(a)	144,010
35,940	Corteva Inc	2,678,608
8,111	CVS Health Corp	559,497
4,161	Danaher Corp	821,964
395	DaVita Inc(a)	56,268
2,771	Dexcom Inc(a)	241,881
6,219	Edwards Lifesciences Corp(a)	486,388
1,514	Elevance Health Inc	588,885
6,217	Eli Lilly & Co	4,846,338
18,776	Embecta Corp	181,939
832	Equifax Inc	215,796
1,518	Estee Lauder Cos Inc Class A	122,654
2,911	GE HealthCare Technologies Inc	215,618
3,457	General Mills Inc	179,107
12,028	Gilead Sciences Inc	1,333,544
1,673	Global Payments Inc	133,907
18,364	Haemonetics Corp(a)	1,370,138
1,137	HCA Healthcare Inc	435,585
995	Henry Schein Inc(a)	72,685

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
$ 6,024	Herc Holdings Inc	$ 793,301
972	Hershey Co	161,303
1,678	Hologic Inc(a)	109,338
2,133	Hormel Foods Corp	64,523
757	Humana Inc	185,071
511	IDEXX Laboratories Inc(a)	274,070
1,237	Incyte Corp(a)	84,240
3,427	Insmed Inc(a)	344,893
510	Insulet Corp(a)	160,232
3,402	Intuitive Surgical Inc(a)	1,848,681
1,156	IQVIA Holdings Inc(a)	182,174
786	J M Smucker Co	77,185
20,039	John Wiley & Sons Inc Class A	894,341
17,993	Johnson & Johnson	2,748,431
1,930	Kellanova	153,493
12,580	Kenvue Inc	263,299
8,878	Keurig Dr Pepper Inc	293,507
2,143	Kimberly-Clark Corp	276,276
14,880	Korn Ferry	1,091,150
5,962	Kraft Heinz Co	153,939
3,998	Kroger Co	286,777
528	Labcorp Holdings Inc	138,605
726	Lamb Weston Holdings Inc	37,643
12,321	Lantheus Holdings Inc(a)	1,008,597
299	MarketAxess Holdings Inc	66,779
1,510	McCormick & Co Inc	114,488
5,701	McKesson Corp	4,177,579
8,416	Medtronic PLC	733,623
23,937	Merck & Co Inc	1,894,853
2,196	Moderna Inc(a)	60,588
317	Molina Healthcare Inc(a)	94,434
934	Molson Coors Beverage Co Class B	44,916
8,488	Mondelez International Inc Class A	572,431
6,148	Monster Beverage Corp(a)	385,111
1,018	Moody's Corp	510,619
2,451	Natera Inc(a)	414,072
73,103	Nomad Foods Ltd	1,242,020
32,883	Option Care Health Inc(a)	1,068,040
6,274	PayPal Holdings Inc(a)	466,284
8,917	PepsiCo Inc	1,177,401
36,846	Pfizer Inc	893,147
38,859	Philip Morris International Inc	7,077,390
10,114	Post Holdings Inc(a)	1,102,729
30,898	Procter & Gamble Co	4,922,669
47,341	Quanex Building Products Corp	894,745
1,842	Quanta Services Inc	696,423
632	Quest Diagnostics Inc	113,526
4,358	Regeneron Pharmaceuticals Inc	2,287,950
947	ResMed Inc	244,326
921	Revvity Inc	89,079
1,596	Rollins Inc(b)	90,046
2,072	S&P Global Inc	1,092,545
18,752	Sanofi SA	1,815,456
46,770	Select Medical Holdings Corp	709,969
1,107	Solventum Corp(a)	83,955
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
$ 588	STERIS PLC	$ 141,249
2,233	Stryker Corp	883,442
28,820	Supernus Pharmaceuticals Inc(a)	908,406
3,039	Sysco Corp	230,174
7,978	Thermo Fisher Scientific Inc	3,234,760
1,667	Tyson Foods Inc Class A	93,252
1,770	UFP Technologies Inc(a)	432,163
2,280	United Rentals Inc	1,717,752
12,034	UnitedHealth Group Inc	3,754,247
326	Universal Health Services Inc Class B	59,055
879	Verisk Analytics Inc	273,808
1,668	Vertex Pharmaceuticals Inc(a)	742,594
6,968	Viatris Inc	62,224
367	Waters Corp(a)	128,098
451	West Pharmaceutical Services Inc	98,679
5,973	WEX Inc(a)	877,374
1,289	Zimmer Biomet Holdings Inc	117,570
3,005	Zoetis Inc	468,630
		107,276,029
Energy — 3.82%
38,989	Antero Resources Corp(a)	1,570,477
2,576	APA Corp	47,115
6,075	Baker Hughes Co	232,915
25,493	California Resources Corp	1,164,265
885	Cheniere Energy Inc	215,515
10,639	Chevron Corp	1,523,398
22,567	ConocoPhillips	2,025,163
4,351	Coterra Energy Inc	110,428
4,074	Devon Energy Corp	129,594
1,241	Diamondback Energy Inc	170,513
795	Enphase Energy Inc(a)	31,522
3,691	EOG Resources Inc	441,480
3,805	EQT Corp	221,908
1,340	Expand Energy Corp	156,700
58,970	Exxon Mobil Corp	6,356,966
694	First Solar Inc(a)	114,885
5,860	Halliburton Co	119,427
1,881	Hess Corp	260,594
12,859	Kinder Morgan Inc	378,055
32,420	Kodiak Gas Services Inc	1,111,033
1,987	Marathon Petroleum Corp	330,061
132,399	NPK International Inc(a)	1,126,715
4,614	Occidental Petroleum Corp	193,834
18,496	Oceaneering International Inc(a)	383,237
4,106	ONEOK Inc	335,173
2,721	Phillips 66	324,615
8,985	Schlumberger NV	303,693
46,059	Shell PLC	1,606,659
1,438	Targa Resources Corp	250,327
124	Texas Pacific Land Corp	130,992
18,528	Tidewater Inc(a)	854,697
11,005	Valero Energy Corp	1,479,292
20,215	Viper Energy Inc	770,798

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
Energy — (continued)
$ 12,552	Weatherford International PLC	$ 631,491
8,175	Williams Cos Inc	513,472
		25,617,009
Financial — 17.71%
3,308	Aflac Inc	348,862
13,483	Agree Realty Corp REIT	985,068
26,101	Air Lease Corp	1,526,647
943	Alexandria Real Estate Equities Inc REIT	68,490
11,782	Allstate Corp	2,371,834
3,612	American Express Co	1,152,156
23,582	American International Group Inc	2,018,383
5,723	American Tower Corp REIT	1,264,897
623	Ameriprise Financial Inc	332,514
23,463	Ameris Bancorp	1,518,056
1,393	Aon PLC Class A	496,967
15,092	Apollo Global Management Inc	2,141,102
2,349	Arch Capital Group Ltd	213,876
1,659	Arthur J Gallagher & Co	531,079
29,498	Aspen Insurance Holdings Ltd Class A(a)	928,302
329	Assurant Inc	64,974
913	AvalonBay Communities Inc REIT	185,795
107,920	Bank of America Corp	5,106,774
4,808	Bank of New York Mellon Corp	438,057
12,909	Berkshire Hathaway Inc Class B(a)	6,270,805
2,386	Blackrock Inc	2,503,510
6,446	Blackstone Inc	964,193
1,828	Brown & Brown Inc	202,670
1,116	BXP Inc REIT	75,297
33,223	Cadence Bank	1,062,472
726	Camden Property Trust REIT	81,813
19,289	Capital One Financial Corp	4,103,928
659	Cboe Global Markets Inc	153,685
1,817	CBRE Group Inc Class A(a)	254,598
42,349	Charles Schwab Corp	3,863,923
2,380	Chubb Ltd	689,534
968	Cincinnati Financial Corp	144,155
65,018	Citigroup Inc	5,534,332
2,781	Citizens Financial Group Inc	124,450
9,446	CME Group Inc	2,603,507
1,370	Coinbase Global Inc Class A(a)	480,171
2,789	CoStar Group Inc(a)	224,236
2,806	Crown Castle Inc REIT	288,260
27,612	Curbline Properties Corp REIT	630,382
2,109	Digital Realty Trust Inc REIT	367,662
621	Equinix Inc REIT	493,987
2,233	Equity Residential REIT	150,705
158	Erie Indemnity Co Class A(b)	54,793
430	Essex Property Trust Inc REIT	121,862
274	Everest Group Ltd	93,119
1,332	Extra Space Storage Inc REIT	196,390
9,255	Federal Agricultural Mortgage Corp Class C	1,798,061
Shares		Fair Value
Financial — (continued)
$ 391	Federal Realty Investment Trust REIT	$ 37,141
48,165	Fidelis Insurance Holdings Ltd	798,576
4,381	Fifth Third Bancorp	180,191
31,852	First Busey Corp	728,933
2,164	Franklin Resources Inc	51,611
644	Globe Life Inc	80,043
5,668	Goldman Sachs Group Inc	4,011,527
16,440	Hanmi Financial Corp	405,739
1,969	Hartford Insurance Group Inc	249,807
5,334	Healthpeak Properties Inc REIT	93,398
56,469	Home BancShares Inc	1,607,108
3,768	Host Hotels & Resorts Inc REIT	57,876
9,324	Huntington Bancshares Inc	156,270
4,904	Intercontinental Exchange Inc	899,737
3,111	Invesco Ltd	49,060
3,565	Invitation Homes Inc REIT	116,932
1,875	Iron Mountain Inc REIT	192,319
23,733	JPMorgan Chase & Co	6,880,434
15,141	Kemper Corp	977,200
5,720	KeyCorp	99,642
5,052	Kimco Realty Corp REIT	106,193
5,903	KKR & Co Inc	785,276
1,017	Loews Corp	93,218
1,035	M&T Bank Corp	200,780
35,379	Marex Group PLC	1,396,409
3,258	Marsh & McLennan Cos Inc	712,329
9,001	Mastercard Inc Class A	5,058,022
9,782	McGrath RentCorp	1,134,321
3,873	MetLife Inc	311,467
841	Mid-America Apartment Communities Inc REIT	124,476
8,060	Morgan Stanley	1,135,332
2,534	Nasdaq Inc	226,590
1,230	Northern Trust Corp	155,952
42,367	Perella Weinberg Partners	822,767
14,417	Pinnacle Financial Partners Inc	1,591,781
12,877	PNC Financial Services Group Inc	2,400,530
17,022	Popular Inc	1,875,995
26,284	PotlatchDeltic Corp REIT	1,008,517
1,528	Principal Financial Group Inc	121,369
3,809	Progressive Corp	1,016,470
17,774	Prologis Inc REIT	1,868,403
20,015	Prosperity Bancshares Inc	1,405,854
2,251	Prudential Financial Inc	241,847
1,026	Public Storage REIT	301,049
1,128	Raymond James Financial Inc	173,001
5,723	Realty Income Corp REIT	329,702
1,103	Regency Centers Corp REIT	78,567
5,957	Regions Financial Corp	140,109
690	SBA Communications Corp REIT	162,040
1,939	Simon Property Group Inc REIT	311,714
24,859	Skyward Specialty Insurance Group Inc(a)	1,436,602

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
Financial — (continued)
$ 18,536	SouthState Corp	$ 1,705,868
28,960	STAG Industrial Inc REIT	1,050,669
8,345	State Street Corp	887,407
13,614	Stifel Financial Corp	1,412,861
2,354	Synchrony Financial	157,106
1,392	T Rowe Price Group Inc(b)	134,328
1,482	Travelers Cos Inc	396,494
8,268	Truist Financial Corp	355,441
2,109	UDR Inc REIT	86,110
9,890	US Bancorp	447,522
3,064	Ventas Inc REIT	193,492
7,101	VICI Properties Inc REIT	231,493
14,325	Visa Inc Class A	5,086,091
26,614	Vornado Realty Trust REIT	1,017,719
1,784	W R Berkley Corp	131,071
21,077	Wells Fargo & Co	1,688,689
4,058	Welltower Inc REIT	623,836
17,013	Western Alliance Bancorp	1,326,674
4,407	Weyerhaeuser Co REIT	113,216
660	Willis Towers Watson PLC	202,290
15,422	Wintrust Financial Corp	1,912,020
		118,786,956
Industrial — 10.06%
10,408	3M Co	1,584,514
930	A O Smith Corp	60,980
677	Allegion PLC	97,569
14,992	Amcor PLC	137,777
1,590	AMETEK Inc	287,726
11,803	Amphenol Corp Class A	1,165,546
15,931	Arcosa Inc	1,381,377
30,171	Atmus Filtration Technologies Inc	1,098,828
465	Axon Enterprise Inc(a)	384,992
12,728	Ball Corp	713,914
16,155	Bel Fuse Inc Class B	1,578,182
4,808	Boeing Co(a)	1,007,420
751	Builders FirstSource Inc(a)	87,634
5,520	Carrier Global Corp	404,009
3,126	Caterpillar Inc	1,213,544
38,534	CECO Environmental Corp(a)	1,090,898
669	CH Robinson Worldwide Inc	64,191
4,003	Clean Harbors Inc(a)	925,414
18,816	CRH PLC	1,727,309
12,417	CSX Corp	405,167
2,182	Deere & Co	1,109,525
887	Dover Corp	162,525
3,231	Eaton Corp PLC	1,153,435
3,610	Emerson Electric Co	481,321
838	Expeditors International of Washington Inc	95,742
9,446	FedEx Corp	2,147,170
2,211	Fortive Corp	115,259
1,007	Garmin Ltd	210,181
1,781	GE Vernova Inc	942,416
448	Generac Holdings Inc(a)	64,158
1,635	General Dynamics Corp	476,864
7,004	General Electric Co	1,802,760
Shares		Fair Value
Industrial — (continued)
$ 17,266	Griffon Corp	$ 1,249,540
12,270	Honeywell International Inc	2,857,438
2,671	Howmet Aerospace Inc	497,153
333	Hubbell Inc	136,001
201	Huntington Ingalls Industries Inc	48,533
430	IDEX Corp	75,495
1,725	Illinois Tool Works Inc	426,506
20,484	Ingersoll Rand Inc	1,703,859
14,456	International Seaways Inc	527,355
698	Jabil Inc	152,234
874	Jacobs Solutions Inc	114,887
457	JB Hunt Transport Services Inc	65,625
24,433	Johnson Controls International PLC	2,580,613
3,211	Kadant Inc(b)	1,019,332
1,090	Keysight Technologies Inc(a)	178,607
19,097	Knife River Corp(a)	1,559,079
1,192	L3Harris Technologies Inc	299,001
203	Lennox International Inc	116,368
8,420	Limbach Holdings Inc(a)	1,179,642
1,343	Lockheed Martin Corp	621,997
420	Martin Marietta Materials Inc	230,563
1,262	Masco Corp	81,222
20,362	Mercury Systems Inc(a)	1,096,697
144	Mettler-Toledo International Inc(a)	169,160
378	Mohawk Industries Inc(a)	39,630
12,099	Moog Inc Class A	2,189,556
426	Nordson Corp	91,322
1,495	Norfolk Southern Corp	382,675
4,351	Northrop Grumman Corp	2,175,413
1,223	Old Dominion Freight Line Inc	198,493
14,342	Otis Worldwide Corp	1,420,145
533	Packaging Corp of America	100,444
832	Parker-Hannifin Corp	581,127
1,123	Pentair PLC	115,287
4,157	Powell Industries Inc(b)	874,841
737	Ralliant Corp(a)	35,737
1,287	Republic Services Inc	317,387
744	Rockwell Automation Inc	247,135
26,795	RTX Corp	3,912,606
3,387	Smurfit WestRock PLC	146,149
385	Snap-on Inc	119,804
935	Stanley Black & Decker Inc	63,346
11,426	TD SYNNEX Corp	1,550,508
1,939	TE Connectivity PLC	327,051
289	Teledyne Technologies Inc(a)	148,058
1,128	Textron Inc	90,567
2,263	Trane Technologies PLC	989,859
775	TransDigm Group Inc	1,178,496
32,189	TriMas Corp	920,927
1,849	Trimble Inc(a)	140,487
52,407	TTM Technologies Inc(a)	2,139,254
11,419	UFP Industries Inc	1,134,592
3,846	Union Pacific Corp	884,888
4,860	United Parcel Service Inc Class B	490,568
1,587	Veralto Corp	160,208

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
Industrial — (continued)
$ 51,608	Vontier Corp	$ 1,904,335
898	Vulcan Materials Co	234,216
2,372	Waste Management Inc	542,761
1,160	Westinghouse Air Brake Technologies Corp	242,846
1,599	Xylem Inc	206,847
		67,462,819
Technology — 22.61%
10,771	Accenture PLC Class A	3,219,344
2,770	Adobe Inc(a)	1,071,658
10,536	Advanced Micro Devices Inc(a)	1,495,058
869	Akamai Technologies Inc(a)	69,311
51,542	Amentum Holdings Inc(a)	1,216,907
3,198	Analog Devices Inc	761,188
558	ANSYS Inc(a)	195,981
114,219	Apple Inc	23,434,312
5,219	Applied Materials Inc	955,442
656	AppLovin Corp Class A(a)	229,653
48	ASML Holding NV	38,467
1,400	Autodesk Inc(a)	433,398
41,307	Broadcom Inc	11,386,275
715	Broadridge Financial Solutions Inc	173,766
1,769	Cadence Design Systems Inc(a)	545,117
1,782	Cloudflare Inc Class A(a)	348,969
3,427	Cognizant Technology Solutions Corp Class A	267,409
22,720	Concentrix Corp(b)	1,200,866
16,400	Crane NXT Co(b)	883,960
2,406	Crowdstrike Holdings Inc Class A(a)	1,225,400
842	Dayforce Inc(a)	46,638
2,092	Dell Technologies Inc Class C	256,479
15,543	Donnelley Financial Solutions Inc(a)	958,226
1,470	Electronic Arts Inc	234,759
304	EPAM Systems Inc(a)	53,753
312	Fair Isaac Corp(a)	570,324
3,607	Fidelity National Information Services Inc	293,646
3,699	Fiserv Inc(a)	637,745
40,921	Five9 Inc(a)	1,083,588
4,016	Fortinet Inc(a)	424,572
479	Gartner Inc(a)	193,621
9,804	Hewlett Packard Enterprise Co	200,492
6,490	HP Inc	158,745
499	HubSpot Inc(a)	277,758
19,818	I3 Verticals Inc Class A(a)	544,599
28,398	Intel Corp	636,115
11,432	International Business Machines Corp	3,369,925
2,671	Intuit Inc	2,103,760
505	Jack Henry & Associates Inc	90,986
868	KLA Corp	777,502
33,657	Kyndryl Holdings Inc(a)	1,412,248
10,509	Lam Research Corp	1,022,946
831	Leidos Holdings Inc	131,099
Shares		Fair Value
Technology — (continued)
$ 5,317	Marvell Technology Inc	$ 411,536
3,387	Microchip Technology Inc	238,343
7,181	Micron Technology Inc	885,058
66,729	Microsoft Corp	33,191,666
304	Monolithic Power Systems Inc	222,340
501	MSCI Inc	288,947
1,363	NetApp Inc	145,228
194,107	NVIDIA Corp	30,666,965
1,584	NXP Semiconductors NV	346,088
2,910	ON Semiconductor Corp(a)	152,513
14,253	Oracle Corp	3,116,133
44,254	PagerDuty Inc(a)	676,201
13,881	Palantir Technologies Inc Class A(a)	1,892,258
2,001	Paychex Inc	291,065
260	Paycom Software Inc	60,164
746	PTC Inc(a)	128,566
15,697	QUALCOMM Inc	2,499,904
710	Roper Technologies Inc	402,456
6,222	Salesforce Inc	1,696,677
14,587	Seagate Technology Holdings PLC	2,105,342
2,353	ServiceNow Inc(a)	2,419,072
1,096	Skyworks Solutions Inc	81,674
1,211	Snowflake Inc Class A(a)	270,985
3,500	Super Micro Computer Inc(a)	171,535
1,368	Synopsys Inc(a)	701,346
1,846	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	418,101
1,015	Take-Two Interactive Software Inc(a)	246,493
974	Teradyne Inc	87,582
5,919	Texas Instruments Inc	1,228,903
1,990	Twilio Inc Class A(a)	247,476
305	Tyler Technologies Inc(a)	180,816
19,897	V2X Inc(a)	965,999
2,596	Western Digital Corp	166,118
1,365	Workday Inc Class A(a)	327,600
303	Zebra Technologies Corp Class A(a)	93,433
		151,656,590
Utilities — 2.92%
5,305	AES Corp	55,809
1,518	Alliant Energy Corp	91,793
1,681	Ameren Corp	161,443
3,448	American Electric Power Co Inc	357,764
1,232	American Water Works Co Inc	171,384
1,124	Atmos Energy Corp	173,220
4,648	CenterPoint Energy Inc	170,768
1,848	CMS Energy Corp	128,029
2,330	Consolidated Edison Inc	233,816
2,113	Constellation Energy Corp	681,992
5,382	Dominion Energy Inc	304,191
1,346	DTE Energy Co	178,291
5,045	Duke Energy Corp	595,310

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
Utilities — (continued)
$ 2,477	Edison International	$ 127,813
2,776	Entergy Corp	230,741
1,701	Evergy Inc	117,250
2,244	Eversource Energy	142,763
6,807	Exelon Corp	295,560
3,293	FirstEnergy Corp	132,576
55,663	MDU Resources Group Inc	927,902
48,171	NextEra Energy Inc	3,344,031
2,857	NiSource Inc	115,251
14,102	NRG Energy Inc	2,264,499
14,843	PG&E Corp	206,911
885	Pinnacle West Capital Corp	79,181
44,341	PPL Corp	1,502,716
3,178	Public Service Enterprise Group Inc	267,524
4,202	Sempra	318,386
7,389	Southern Co	678,532
7,235	Talen Energy Corp(a)	2,103,721
19,989	TXNM Energy Inc	1,125,780
38,023	UGI Corp	1,384,798
2,181	Vistra Corp	422,700
1,999	WEC Energy Group Inc	208,296
3,889	Xcel Energy Inc	264,841
		19,565,582
TOTAL COMMON STOCK — 98.07% (Cost $497,652,966)		$657,692,368
EXCHANGE TRADED FUNDS
7,678	iShares Russell 1000 Growth ETF	3,259,925

TOTAL EXCHANGE TRADED FUNDS — 0.49% (Cost $3,125,883)		$3,259,925
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
3,559,858	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 4.25%(d)	$ 3,559,858
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.53% (Cost $3,559,858)		$3,559,858
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.34%
2,272,000	U.S. Treasury Bills(e) 4.27%, 08/14/2025	2,260,197
TOTAL SHORT TERM INVESTMENTS — 0.34% (Cost $2,260,197)		$2,260,197
TOTAL INVESTMENTS — 99.43% (Cost $506,598,904)		$666,772,348
OTHER ASSETS & LIABILITIES, NET — 0.57%		$3,841,957
TOTAL NET ASSETS — 100.00%		$670,614,305

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of June 30, 2025.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of June 30, 2025.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
As of June 30, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P 500® Emini Futures	14	USD	4,378	Sep 2025	$106,134
				Net Appreciation	$106,134
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
As of June 30, 2025 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BB	USD	104,246	EUR	90,900	09/17/2025	$(3,394)
BB	USD	639,442	GBP	473,600	09/17/2025	(10,934)
CGM	USD	257,136	EUR	224,200	09/17/2025	(8,352)
CGM	USD	14,312	GBP	10,600	09/17/2025	(244)
GS	EUR	281,300	USD	333,076	09/17/2025	28
GS	USD	413,782	EUR	360,800	09/17/2025	(13,462)
GS	USD	396,720	GBP	291,800	09/17/2025	(3,997)
HSB	USD	321,640	EUR	280,400	09/17/2025	(10,398)
HSB	USD	232,382	GBP	172,100	09/17/2025	(3,956)
SSB	EUR	79,900	USD	94,536	09/17/2025	78
SSB	USD	284,424	EUR	248,000	09/17/2025	(9,247)
SSB	USD	51,037	GBP	37,800	09/17/2025	(873)
TD	USD	328,538	EUR	286,500	09/17/2025	(10,723)
TD	USD	972,193	GBP	720,100	09/17/2025	(16,692)
UBS	USD	111,610	EUR	97,300	09/17/2025	(3,608)
WES	USD	878,902	GBP	650,900	09/17/2025	(14,953)
					Net Depreciation	$(110,727)
Abbreviations
BB	Barclays Bank PLC
CGM	Citigroup Global Markets
GS	Goldman Sachs
HSB	HSBC Bank USA
SSB	State Street Bank
TD	Toronto Dominion Bank
UBS	UBS AG
WES	Westpac Banking
Currency Abbreviations
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
	Empower Core Strategies: Flexible Bond Fund	Empower Core Strategies: Inflation-Protected Securities Fund	Empower Core Strategies: International Equity Fund
ASSETS:
Investments in securities, fair value(a)(b)	$1,303,399,703	$463,440,661	$1,043,643,671
Cash	21,697,226	17,577,853	17,587,564
Cash denominated in foreign currencies, fair value(c)	135,019	-	2,301,039
Cash pledged on futures contracts	11,315	1,367,078	1,410,328
Cash pledged on centrally cleared swaps	-	2,593,946	-
Dividends and interest receivable	11,601,508	2,443,445	3,249,915
Subscriptions receivable	1,499,179	1,379,957	924,670
Receivable for investments sold	2,184,907	28,549,180	8,344,961
Unrealized appreciation on forward foreign currency contracts	670	-	51
Total Assets	1,340,529,527	517,352,120	1,077,462,199
LIABILITIES:
Payable for TBA investments purchased	5,592,972	-	-
Payable for director fees	21,662	21,666	21,666
Payable for investments purchased	7,836,988	32,517,115	58,727
Payable for other accrued fees	217,243	159,812	325,551
Payable for shareholder services fees	381,616	137,719	314,114
Payable to investment adviser	414,500	102,471	476,368
Payable upon return of securities loaned	6,355,038	15,560	600,283
Redemptions payable	1,558,618	378,522	3,488,621
Unrealized depreciation on forward foreign currency contracts	76,866	-	91,405
Variation margin on futures contracts	87,374	431,549	8,320
Variation margin on centrally cleared swaps	-	210,197	-
Total Liabilities	22,542,877	33,974,611	5,385,055
NET ASSETS	$1,317,986,650	$483,377,509	$1,072,077,144
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$14,858,716	$17,482,077	$8,940,183
Paid-in capital in excess of par	1,529,278,887	451,691,954	904,448,913
Undistributed/accumulated earnings (deficit)	(226,150,953)	14,203,478	158,688,048
NET ASSETS	$1,317,986,650	$483,377,509	$1,072,077,144
NET ASSETS BY CLASS
Investor Class	$1,307,060,086	$476,751,537	$1,057,283,364
Institutional Class	$10,926,564	$6,625,972	$14,793,780
CAPITAL STOCK:
Authorized
Investor Class	1,080,000,000	500,000,000	299,000,000
Institutional Class	15,000,000	20,000,000	25,000,000
Issued and Outstanding
Investor Class	147,513,375	173,090,872	88,078,116
Institutional Class	1,073,785	1,729,895	1,323,710
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$8.86	$2.75	$12.00
Institutional Class	$10.18	$3.83	$11.18
(a) Cost of investments	$1,328,606,538	$459,866,935	$876,842,374
(b) Including fair value of securities on loan	$6,161,426	$14,992	$569,936
(c) Cost of cash denominated in foreign currencies	$137,056	$-	$2,304,611
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Empower Core Strategies: U.S. Equity Fund
ASSETS:
Investments in securities, fair value(a)(b)	$666,772,348
Cash	6,441,954
Cash denominated in foreign currencies, fair value(c)	11
Cash pledged on futures contracts	757,531
Dividends receivable	451,441
Subscriptions receivable	594,537
Receivable for investments sold	1,913,865
Variation margin on futures contracts	21,000
Unrealized appreciation on forward foreign currency contracts	106
Total Assets	676,952,793
LIABILITIES:
Payable for director fees	21,666
Payable for investments purchased	841,089
Payable for other accrued fees	163,140
Payable for shareholder services fees	189,673
Payable to investment adviser	257,451
Payable upon return of securities loaned	3,559,858
Redemptions payable	1,194,778
Unrealized depreciation on forward foreign currency contracts	110,833
Total Liabilities	6,338,488
NET ASSETS	$670,614,305
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$5,268,048
Paid-in capital in excess of par	486,422,565
Undistributed/accumulated earnings	178,923,692
NET ASSETS	$670,614,305
NET ASSETS BY CLASS
Investor Class	$653,124,223
Institutional Class	$17,490,082
CAPITAL STOCK:
Authorized
Investor Class	300,000,000
Institutional Class	25,000,000
Issued and Outstanding
Investor Class	51,605,791
Institutional Class	1,074,689
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.66
Institutional Class	$16.27
(a) Cost of investments	$506,598,904
(b) Including fair value of securities on loan	$3,515,917
(c) Cost of cash denominated in foreign currencies	$80
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2025 (Unaudited)
	Empower Core Strategies: Flexible Bond Fund	Empower Core Strategies: Inflation-Protected Securities Fund	Empower Core Strategies: International Equity Fund
INVESTMENT INCOME:
Interest	$29,886,728	$10,959,315	$12,804
Income from securities lending (net of fees)	16,931	1,491	34
Dividends	64,704	-	22,876,115
Foreign withholding tax	(11,585)	-	(3,461,417)
Total Income	29,956,778	10,960,806	19,427,536
EXPENSES:
Management fees	2,409,604	718,445	2,663,310
Shareholder services fees – Investor Class	2,200,481	754,095	1,739,855
Audit and tax fees	23,781	28,851	39,429
Custodian fees	37,745	15,973	152,848
Directors fees	21,965	21,968	21,968
Legal fees	6,195	6,196	6,196
Pricing fees	59,223	8,270	24,272
Registration fees	53,690	39,048	80,395
Shareholder report fees	59,352	53,356	60,181
Transfer agent fees	4,730	4,774	4,583
Other fees	20,832	19,644	19,780
Total Expenses	4,897,598	1,670,620	4,812,817
Less amount waived by investment adviser	19,897	154,851	16,941
Net Expenses	4,877,701	1,515,769	4,795,876
NET INVESTMENT INCOME	25,079,077	9,445,037	14,631,660
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	(10,812,103)	760,319	19,033,306
Net realized loss on swaps	-	(1,046,333)	-
Net realized gain on futures contracts	2,518,590	3,112,804	1,162,574
Net realized gain on foreign currency transactions	155,044	-	6,193,595
Net realized gain (loss) on forward foreign currency contracts	(151,323)	-	447,113
Net Realized Gain (Loss)	(8,289,792)	2,826,790	26,836,588
Net change in unrealized appreciation on investments	34,632,861	9,021,826	133,146,282
Net change in unrealized depreciation on swaps	-	(731,245)	-
Net change in unrealized appreciation (depreciation) on futures contracts	2,082,278	(328,396)	544,205
Net change in unrealized appreciation (depreciation) on foreign currency translations	(2,037)	-	17,994
Net change in unrealized depreciation on forward foreign currency contracts	(113,147)	-	(135,735)
Net Change in Unrealized Appreciation	36,599,955	7,962,185	133,572,746
Net Realized and Unrealized Gain	28,310,163	10,788,975	160,409,334
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$53,389,240	$20,234,012	$175,040,994
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2025 (Unaudited)
Empower Core Strategies: U.S. Equity Fund
INVESTMENT INCOME:
Interest	$156,391
Income from securities lending (net of fees)	3,530
Dividends	4,443,758
Foreign withholding tax	(20,679)
Total Income	4,583,000
EXPENSES:
Management fees	1,484,986
Shareholder services fees – Investor Class	1,077,551
Audit and tax fees	19,125
Custodian fees	53,657
Directors fees	6,599
Legal fees	21,566
Pricing fees	672
Registration fees	43,164
Shareholder report fees	108,174
Transfer agent fees	4,584
Other fees	19,572
Total Expenses	2,839,650
Less amount waived by investment adviser	23,088
Net Expenses	2,816,562
NET INVESTMENT INCOME	1,766,438
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	15,234,880
Net realized loss on futures contracts	(492,733)
Net realized (loss) on foreign currency transactions	(31,251)
Net realized loss on forward foreign currency contracts	(303,141)
Net Realized Gain	14,407,755
Net change in unrealized appreciation on investments	14,666,400
Net change in unrealized appreciation on futures contracts	448,713
Net change in unrealized depreciation on foreign currency translations	(69)
Net change in unrealized depreciation on forward foreign currency contracts	(190,809)
Net Change in Unrealized Appreciation	14,924,235
Net Realized and Unrealized Gain	29,331,990
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$31,098,428
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2025 and fiscal year ended December 31, 2024
Empower Core Strategies: Flexible Bond Fund	2025 (Unaudited)	2024
OPERATIONS:
Net investment income	$25,079,077	$58,989,378
Net realized loss	(8,289,792)	(50,604,273)
Net change in unrealized appreciation	36,599,955	22,915,240
Net Increase in Net Assets Resulting from Operations	53,389,240	31,300,345
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Investor Class	-	(375,918)
Institutional Class	-	(3,022)
From return of capital	0	(378,940)
From net investment income and net realized gains
Investor Class	-	(59,543,064)
Institutional Class	-	(505,803)
From net investment income and net realized gains	0	(60,048,867)
Total Distributions	0	(60,427,807)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	172,017,315	353,996,695
Institutional Class	663,045	1,415,798
Shares issued in reinvestment of distributions
Investor Class	-	59,918,982
Institutional Class	-	508,825
Shares redeemed
Investor Class	(170,203,093)	(843,890,506)
Institutional Class	(1,218,491)	(2,758,091)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	1,258,776	(430,808,297)
Total Increase (Decrease) in Net Assets	54,648,016	(459,935,759)
NET ASSETS:
Beginning of Period	1,263,338,634	1,723,274,393
End of Period	$1,317,986,650	$1,263,338,634
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	19,868,189	41,030,393
Institutional Class	66,367	141,667
Shares issued in reinvestment of distributions
Investor Class	-	7,057,261
Institutional Class	-	52,320
Shares redeemed
Investor Class	(19,683,769)	(98,667,346)
Institutional Class	(122,736)	(279,563)
Net Increase (Decrease)	128,051	(50,665,268)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2025 and fiscal year ended December 31, 2024
Empower Core Strategies: Inflation-Protected Securities Fund	2025 (Unaudited)	2024
OPERATIONS:
Net investment income	$9,445,037	$14,925,981
Net realized gain	2,826,790	6,270,440
Net change in unrealized appreciation (depreciation)	7,962,185	(11,630,210)
Net Increase in Net Assets Resulting from Operations	20,234,012	9,566,211
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(20,120,599)
Institutional Class	-	(120,276)
From Net Investment Income and Net Realized Gains	0	(20,240,875)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	101,951,510	145,635,963
Institutional Class	4,250,542	1,474,209
Shares issued in reinvestment of distributions
Investor Class	-	20,120,599
Institutional Class	-	120,276
Shares redeemed
Investor Class	(36,899,148)	(107,916,149)
Institutional Class	(739,140)	(1,058,594)
Net Increase in Net Assets Resulting from Capital Share Transactions	68,563,764	58,376,304
Total Increase in Net Assets	88,797,776	47,701,640
NET ASSETS:
Beginning of Period	394,579,733	346,878,093
End of Period	$483,377,509	$394,579,733
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	37,859,466	53,754,406
Institutional Class	1,129,333	397,896
Shares issued in reinvestment of distributions
Investor Class	-	7,618,947
Institutional Class	-	32,922
Shares redeemed
Investor Class	(13,704,077)	(39,993,023)
Institutional Class	(196,303)	(286,363)
Net Increase	25,088,419	21,524,785
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2025 and fiscal year ended December 31, 2024
Empower Core Strategies: International Equity Fund	2025 (Unaudited)	2024
OPERATIONS:
Net investment income	$14,631,660	$15,071,651
Net realized gain	26,836,588	9,328,273
Net change in unrealized appreciation (depreciation)	133,572,746	(9,850,665)
Net Increase in Net Assets Resulting from Operations	175,040,994	14,549,259
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(19,723,884)
Institutional Class	-	(305,227)
From Net Investment Income and Net Realized Gains	0	(20,029,111)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	127,286,356	486,627,812
Institutional Class	4,496,873	5,595,347
Shares issued in reinvestment of distributions
Investor Class	-	19,723,884
Institutional Class	-	305,227
Shares redeemed
Investor Class	(170,923,222)	(154,526,503)
Institutional Class	(4,364,287)	(1,902,832)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(43,504,280)	355,822,935
Total Increase in Net Assets	131,536,714	350,343,083
NET ASSETS:
Beginning of Period	940,540,430	590,197,347
End of Period	$1,072,077,144	$940,540,430
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	11,619,546	46,783,334
Institutional Class	440,845	588,215
Shares issued in reinvestment of distributions
Investor Class	-	1,900,133
Institutional Class	-	31,663
Shares redeemed
Investor Class	(15,406,015)	(14,766,849)
Institutional Class	(421,533)	(195,637)
Net Increase (Decrease)	(3,767,157)	34,340,859
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2025 and fiscal year ended December 31, 2024
Empower Core Strategies: U.S. Equity Fund	2025 (Unaudited)	2024
OPERATIONS:
Net investment income	$1,766,438	$4,244,881
Net realized gain	14,407,755	63,559,479
Net change in unrealized appreciation	14,924,235	65,794,685
Net Increase in Net Assets Resulting from Operations	31,098,428	133,599,045
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(62,767,472)
Institutional Class	-	(1,286,009)
From Net Investment Income and Net Realized Gains	0	(64,053,481)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	80,087,041	166,606,025
Institutional Class	2,430,723	1,772,181
Shares issued in reinvestment of distributions
Investor Class	-	62,767,472
Institutional Class	-	1,286,009
Shares redeemed
Investor Class	(99,391,326)	(333,158,557)
Institutional Class	(1,829,122)	(5,313,942)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(18,702,684)	(106,040,812)
Total Increase (Decrease) in Net Assets	12,395,744	(36,495,248)
NET ASSETS:
Beginning of Period	658,218,561	694,713,809
End of Period	$670,614,305	$658,218,561
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	6,723,779	13,404,911
Institutional Class	159,835	111,046
Shares issued in reinvestment of distributions
Investor Class	-	5,126,776
Institutional Class	-	81,916
Shares redeemed
Investor Class	(8,207,222)	(26,907,889)
Institutional Class	(120,071)	(342,446)
Net Decrease	(1,443,679)	(8,525,686)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)
Investor Class
06/30/2025 (Unaudited)	$8.50	0.17	0.19	0.36	—	—	—	—	$8.86	4.24% (c)
12/31/2024	$8.65	0.35	(0.10)	0.25	(0.00) (d)	(0.40)	—	(0.40)	$8.50	2.99%
12/31/2023	$8.44	0.30	0.22	0.52	—	(0.31)	—	(0.31)	$8.65	6.06%
12/31/2022 (e)	$9.02	0.13	(0.54)	(0.41)	(0.00) (d)	(0.16)	—	(0.16)	$8.44	(4.58%) (c)
04/30/2022	$9.85	0.07	(0.86)	(0.79)	—	(0.04)	—	(0.04)	$9.02	(8.04%)
04/30/2021 (f)	$10.00	0.03	(0.17)	(0.14)	—	(0.01)	—	(0.01)	$9.85	(1.35%) (c)
Institutional Class
06/30/2025 (Unaudited)	$9.75	0.21	0.22	0.43	—	—	—	—	$10.18	4.41% (c)
12/31/2024	$9.87	0.44	(0.11)	0.33	(0.00) (d)	(0.45)	—	(0.45)	$9.75	3.28%
12/31/2023	$9.60	0.37	0.24	0.61	—	(0.34)	—	(0.34)	$9.87	6.42%
12/31/2022 (e)	$10.23	0.18	(0.64)	(0.46)	(0.00) (d)	(0.17)	—	(0.17)	$9.60	(4.47%) (c)
04/30/2022	$11.14	0.12	(0.98)	(0.86)	—	(0.05)	—	(0.05)	$10.23	(7.72%)
04/30/2021	$10.86	0.17	0.11	0.28	—	(0.00) (d)	—	(0.00) (d)	$11.14	2.60%
04/30/2020	$10.13	0.28	0.65	0.93	—	(0.20)	—	(0.20)	$10.86	9.32%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)(h)
Investor Class
06/30/2025 (Unaudited)	$1,307,060	0.77% (i)	0.77% (i)	3.95% (i)	58% (c)
12/31/2024	$1,252,324	0.76%	0.76%	4.11%	79%
12/31/2023	$1,711,276	0.75%	0.75%	3.52%	50%
12/31/2022 (e)	$1,662,026	0.77% (i)	0.77% (i)	2.27% (i)	96% (c)
04/30/2022	$1,773,436	0.76%	0.76%	0.76%	210%
04/30/2021 (f)	$951,807	0.79% (i)	0.79% (i)	0.42% (i)	180% (c)
Institutional Class
06/30/2025 (Unaudited)	$10,927	0.82% (i)	0.45% (i)	4.27% (i)	58% (c)
12/31/2024	$11,015	0.75%	0.45%	4.43%	79%
12/31/2023	$11,998	0.74%	0.45%	3.83%	50%
12/31/2022 (e)	$11,600	0.57% (i)	0.45% (i)	2.64% (i)	96% (c)
04/30/2022	$10,647	0.88%	0.45%	1.09%	210%
04/30/2021	$4,298	1.13%	0.45%	1.50%	180%
04/30/2020	$10,459	1.37%	0.45%	2.64%	60%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(c)	Not annualized for periods less than one full year.
(d)	Amount was less than $0.01 per share.
(e)	For the period May 1, 2022 to December 31, 2022. The Board of Directors of Empower Funds, Inc. approved a change to the Fund's fiscal year end from April 30 to December 31, beginning December 31, 2022.
(f)	Investor Class inception date was September 3, 2020.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover includes purchases and sales related to TBA transactions, including dollar roll transactions, which occurred during the period. Excluding TBA and dollar roll transactions, the portfolio turnover would have been 56% for the period ended June 30, 2025, 46% and 76% for the years ended December 31, 2024 and 2023, 52% for the period ended December 31, 2022, and 40%, 51%, and 57% for the years ended April 30, 2022, 2021, and 2020, respectively.
(i)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)
Investor Class
06/30/2025 (Unaudited)	$2.63	0.06	0.06	0.12	—	—	—	—	$2.75	4.56% (c)
12/31/2024	$2.70	0.11	(0.03)	0.08	—	(0.15)	—	(0.15)	$2.63	2.53%
12/31/2023	$2.67	0.10	0.01	0.11	—	(0.08)	—	(0.08)	$2.70	4.16%
12/31/2022 (d)	$2.90	0.10	(0.26)	(0.16)	—	(0.07)	—	(0.07)	$2.67	(5.66%) (c)
04/30/2022	$6.46	0.24	(0.13)	0.11	(1.64)	(0.21)	(1.82)	(3.67)	$2.90	0.54%
04/30/2021 (e)	$10.00	0.25	0.01	0.26	—	(1.97)	(1.83)	(3.80)	$6.46	3.22% (c)
Institutional Class
06/30/2025 (Unaudited)	$3.65	0.09	0.09	0.18	—	—	—	—	$3.83	4.93% (c)
12/31/2024	$3.69	0.16	(0.04)	0.12	—	(0.16)	—	(0.16)	$3.65	2.89%
12/31/2023	$3.61	0.16	0.00 (f)	0.16	—	(0.08)	—	(0.08)	$3.69	4.65%
12/31/2022 (d)	$3.87	0.16	(0.35)	(0.19)	—	(0.07)	—	(0.07)	$3.61	(5.01%) (c)
04/30/2022	$7.32	0.28	(0.16)	0.12	(1.61)	(0.14)	(1.82)	(3.57)	$3.87	0.73%
04/30/2021	$10.39	0.15	0.66	0.81	—	(2.05)	(1.83)	(3.88)	$7.32	8.43%
04/30/2020	$10.22	0.22	0.26	0.48	—	(0.27)	(0.04)	(0.31)	$10.39	4.68%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)(h)
Investor Class
06/30/2025 (Unaudited)	$476,752	0.76% (i)	0.70% (i)	4.33% (i)	105% (c)
12/31/2024	$391,671	0.77%	0.70%	4.02%	213%
12/31/2023	$344,472	0.84%	0.70%	3.89%	75%
12/31/2022 (d)	$39,426	1.34% (i)	0.70% (i)	5.24% (i)	106% (c)
04/30/2022	$12,843	1.90%	0.70%	5.02%	50%
04/30/2021 (e)	$9,062	0.96% (i)	0.70% (i)	4.14% (i)	147%
Institutional Class
06/30/2025 (Unaudited)	$6,626	1.28% (i)	0.35% (i)	4.82% (i)	105% (c)
12/31/2024	$2,908	1.64%	0.35%	4.41%	213%
12/31/2023	$2,406	1.97%	0.35%	4.47%	75%
12/31/2022 (d)	$2,380	1.67% (i)	0.35% (i)	6.30% (i)	106% (c)
04/30/2022	$2,181	3.43%	0.35%	5.18%	50%
04/30/2021	$658	8.35%	0.35%	1.72%	147%
04/30/2020	$209	22.01%	0.38%	2.08%	59%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(c)	Not annualized for periods less than one full year.
(d)	For the period May 1, 2022 to December 31, 2022. The Board of Directors of Empower Funds, Inc. approved a change to the Fund's fiscal year end from April 30 to December 31, beginning December 31, 2022.
(e)	Investor Class inception date was September 3, 2020.
(f)	Amount was less than $0.01 per share.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover includes purchases and sales related to TBA transactions, including dollar roll transactions, which occurred during the period. Excluding TBA and dollar roll transactions, the portfolio turnover would have been 105% for the period ended June 30, 2025, 199% and 63% for the years ended December 31, 2024 and 2023, 106% for the period ended December 31, 2022, and 50%, 147%, and 59% for the years ended April 30, 2022, 2021, and 2020, respectively.
(i)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)
Investor Class
06/30/2025 (Unaudited)	$10.10	0.16	1.74	1.90	—	—	—	—	$12.00	18.81% (c)
12/31/2024	$10.04	0.19	0.10	0.29	—	(0.23)	—	(0.23)	$10.10	2.87%
12/31/2023	$8.75	0.18	1.30	1.48	—	(0.19)	—	(0.19)	$10.04	17.07%
12/31/2022 (d)	$8.98	0.15	(0.38)	(0.23)	—	—	—	—	$8.75	(2.56%) (c)
04/30/2022	$11.19	0.14	(1.22)	(1.08)	(0.67)	(0.13)	(0.33)	(1.13)	$8.98	(10.82%)
04/30/2021 (e)	$10.00	0.24	2.06	2.30	—	(0.33)	(0.78)	(1.11)	$11.19	23.84% (c)
Institutional Class
06/30/2025 (Unaudited)	$9.39	0.16	1.63	1.79	—	—	—	—	$11.18	19.06% (c)
12/31/2024	$9.40	0.22	0.08	0.30	—	(0.31)	—	(0.31)	$9.39	3.14%
12/31/2023	$8.35	0.22	1.22	1.44	—	(0.39)	—	(0.39)	$9.40	17.55%
12/31/2022 (d)	$8.55	0.13	(0.33)	(0.20)	—	—	—	—	$8.35	(2.34%) (c)
04/30/2022	$10.66	0.18	(1.17)	(0.99)	(0.47)	(0.18)	(0.47)	(1.12)	$8.55	(10.51%)
04/30/2021	$8.25	0.11	3.47	3.58	—	(0.39)	(0.78)	(1.17)	$10.66	44.45%
04/30/2020	$9.85	0.28	(1.47)	(1.19)	(0.00)(f)	(0.41)	—	(0.41)	$8.25	(12.88%)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Investor Class
06/30/2025 (Unaudited)	$1,057,283	0.95% (h)	0.95% (h)	2.90% (h)	31% (c)
12/31/2024	$928,287	0.96%	0.96%	1.85%	14%
12/31/2023	$581,928	1.10%	1.00%	1.94%	16%
12/31/2022 (d)	$77,674	1.32% (h)	1.00% (h)	2.64% (h)	15% (c)
04/30/2022	$273,921	1.06%	1.00%	1.32%	58%
04/30/2021 (e)	$98,555	1.41% (h)	1.00% (h)	3.42% (h)	94% (c)
Institutional Class
06/30/2025 (Unaudited)	$14,794	0.90% (h)	0.65% (h)	3.15% (h)	31% (c)
12/31/2024	$12,254	1.06%	0.65%	2.23%	14%
12/31/2023	$8,269	1.28%	0.65%	2.43%	16%
12/31/2022 (d)	$7,766	1.18% (h)	0.65% (h)	2.48% (h)	15% (c)
04/30/2022	$7,023	1.23%	0.65%	1.79%	58%
04/30/2021	$3,994	2.10%	0.65%	1.06%	94%
04/30/2020	$1,531	1.37%	0.65%	2.91%	26%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(c)	Not annualized for periods less than one full year.
(d)	For the period May 1, 2022 to December 31, 2022. The Board of Directors of Empower Funds, Inc. approved a change to the Fund's fiscal year end from April 30 to December 31, beginning December 31, 2022.
(e)	Investor Class inception date was September 3, 2020.
(f)	Amount was less than $0.01 per share.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)
Investor Class
06/30/2025 (Unaudited)	$12.10	0.03	0.53	0.56	—	—	—	—	$12.66	4.63% (c)
12/31/2024	$11.04	0.07	2.28	2.35	—	(0.23)	(1.06)	(1.29)	$12.10	21.28%
12/31/2023	$9.45	0.07	2.09	2.16	—	(0.53)	(0.04)	(0.57)	$11.04	22.79%
12/31/2022 (d)	$9.82	0.05	(0.42)	(0.37)	—	—	—	—	$9.45	(3.77%) (c)
04/30/2022	$12.42	(0.01) (e)	(0.08)	(0.09)	(0.27)	(0.54)	(1.70)	(2.51)	$9.82	(2.89%)
04/30/2021 (f)	$10.00	0.00 (g)	2.68	2.68	—	(0.09)	(0.17)	(0.26)	$12.42	27.11% (c)
Institutional Class
06/30/2025 (Unaudited)	$15.53	0.07	0.67	0.74	—	—	—	—	$16.27	4.76% (c)
12/31/2024	$13.86	0.15	2.86	3.01	—	(0.28)	(1.06)	(1.34)	$15.53	21.66%
12/31/2023	$11.73	0.14	2.59	2.73	—	(0.56)	(0.04)	(0.60)	$13.86	23.27%
12/31/2022 (d)	$12.16	0.09	(0.52)	(0.43)	—	—	—	—	$11.73	(3.54%) (c)
04/30/2022	$14.68	0.04	(0.16)	(0.12)	(0.53)	(0.17)	(1.70)	(2.40)	$12.16	(2.59%)
04/30/2021	$9.78	0.05	5.12	5.17	—	(0.10)	(0.17)	(0.27)	$14.68	53.21%
04/30/2020	$10.41	0.09	(0.52)	(0.43)	—	(0.04)	(0.16)	(0.20)	$9.78	(4.34%)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(h)
Investor Class
06/30/2025 (Unaudited)	$653,124	0.90% (i)	0.90% (i)	0.55% (i)	15% (c)
12/31/2024	$642,150	0.87%	0.87%	0.60%	20%
12/31/2023	$678,303	0.89%	0.89%	0.71%	76%
12/31/2022 (d)	$253,476	1.09% (i)	0.90% (i)	0.83% (i)	62% (c)
04/30/2022	$6,286	1.57%	0.90%	(0.12%)	132%
04/30/2021 (f)	$1,781	3.36% (i)	0.90% (i)	0.01% (i)	69% (c)
Institutional Class
06/30/2025 (Unaudited)	$17,490	0.75% (i)	0.55% (i)	0.90% (i)	15% (c)
12/31/2024	$16,069	0.71%	0.55%	0.95%	20%
12/31/2023	$16,411	0.59%	0.55%	1.10%	76%
12/31/2022 (d)	$15,462	0.89% (i)	0.55% (i)	1.09% (i)	62% (c)
04/30/2022	$23,714	1.02%	0.55%	0.26%	132%
04/30/2021	$18,242	1.26%	0.55%	0.42%	69%
04/30/2020	$9,871	1.49%	0.55%	0.87%	65%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(c)	Not annualized for periods less than one full year.
(d)	For the period May 1, 2022 to December 31, 2022. The Board of Directors of Empower Funds, Inc. approved a change to the Fund's fiscal year end from April 30 to December 31, beginning December 31, 2022.
(e)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(f)	Investor Class inception date was September 3, 2020.
(g)	Amount was less than $0.01 per share.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company.  Empower Funds presently consists of forty-four funds. Interests in the Funds are included herein. Each Fund is diversified as defined in the 1940 Act. The Funds shares are available through certain broker-dealers, custodians or trustees of individual retirement accounts, or other financial intermediaries who have entered into agreements with the Funds' distributor to make the shares available. The Board of Directors of Empower Funds, Inc. approved a change to the Funds' fiscal year end from April 30 to December 31, beginning December 31, 2022.
Investment Objectives
Empower Core Strategies: Flexible Bond Fund - to seek to provide total return, consisting of two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings.
Empower Core Strategies: Inflation-Protected Securities Fund - to seek real return consistent with the preservation of capital.
Empower Core Strategies: International Equity Fund & Empower Core Strategies: U.S. Equity Fund - to seek long-term growth of capital.
The Funds each offer two share classes, referred to as Investor Class and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser,  Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - June 30, 2025

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities traded on more than one exchange, or upon one or more exchanges and in the OTC market, the last sale price as of the close of business on the market which the security is traded most extensively will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

Semi-Annual Report - June 30, 2025

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Exchange Traded Funds	Exchange traded close price
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
Forward Foreign Currency Contracts	Foreign currency spot and forward rates
Interest Rate Swaps	Interest rate curves, SOFR curves, reported trades and swap curves
Inflation Swaps	Interest rate curves, CPI or relevant inflation index curves, SOFR/OIS curves, reported trades, and swap curves
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.

Semi-Annual Report - June 30, 2025

As of June 30, 2025, the inputs used to value the Funds' investments are detailed in the following tables. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Empower Core Strategies: Flexible Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$—	$159,034,986	$—	$159,034,986
Bank Loans	—	27,084,917	—	27,084,917
Corporate Bonds and Notes	—	323,583,817	—	323,583,817
Convertible Bonds	—	8,852,432	—	8,852,432
Foreign Government Bonds and Notes	—	51,106,727	—	51,106,727
Mortgage-Backed Securities	—	377,319,046	—	377,319,046
U.S. Government Agency Bonds and Notes	—	11,737,486	—	11,737,486
U.S. Treasury Bonds and Notes	—	308,093,258	—	308,093,258
Common Stock
Communications	767,266	—	—	767,266
Consumer, Non-cyclical	2,285,167	—	—	2,285,167
Financial	—	15,549	—	15,549
Industrial	1,518,287	—	—	1,518,287
	4,570,720	15,549	—	4,586,269
Preferred Stock	—	1,834,687	—	1,834,687
Government Money Market Mutual Funds	6,355,038	—	—	6,355,038
Short Term Investments	—	23,811,040	—	23,811,040
Total investments, at fair value:	10,925,758	1,292,473,945	—	1,303,399,703
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	670	—	670
Futures Contracts(a)	6,433,117	—	—	6,433,117
Total Assets	$17,358,875	$1,292,474,615	$—	$1,309,833,490
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(76,866)	—	(76,866)
Futures Contracts(a)	$(4,075,182)	$—	$—	$(4,075,182)
Total Liabilities	$(4,075,182)	$(76,866)	$—	$(4,152,048)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

Semi-Annual Report - June 30, 2025

Empower Core Strategies: Inflation-Protected Securities Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$—	$30,750,617	$—	$30,750,617
Corporate Bonds and Notes	—	15,553,428	—	15,553,428
Mortgage-Backed Securities	—	25,767,988	—	25,767,988
U.S. Treasury Bonds and Notes	—	391,353,068	—	391,353,068
Government Money Market Mutual Funds	15,560	—	—	15,560
Total investments, at fair value:	15,560	463,425,101	—	463,440,661
Other Financial Investments:
Futures Contracts(a)	531,014	—	—	531,014
Interest Rate Swaps(a)	—	291,013	—	291,013
Total Assets	$546,574	$463,716,114	$—	$464,262,688
Liabilities
Other Financial Investments:
Futures Contracts(a)	$(105,250)	$—	$—	$(105,250)
Interest Rate Swaps(a)	—	(698,094)	—	(698,094)
Inflation Swaps(a)	—	(151,415)	—	(151,415)
Total Liabilities	$(105,250)	$(849,509)	$—	$(954,759)
(a)	Futures Contracts, Interest Rate Swaps and Inflation Swaps are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Semi-Annual Report - June 30, 2025

Empower Core Strategies: International Equity Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$370,754	$38,030,849	$—	$38,401,603
Communications	5,481,511	52,392,928	—	57,874,439
Consumer, Cyclical	17,877,507	146,058,256	—	163,935,763
Consumer, Non-cyclical	1,483,336	206,755,374	21	208,238,731
Diversified	223,293	—	—	223,293
Energy	—	32,633,577	—	32,633,577
Financial	17,825,437	242,731,827	—	260,557,264
Industrial	2,422,362	157,462,021	—	159,884,383
Technology	26,448,361	64,986,056	—	91,434,417
Utilities	2,225,559	24,436,376	—	26,661,935
	74,358,120	965,487,264	21	1,039,845,405
Preferred Stock
Consumer, Cyclical	—	1,718,151	—	1,718,151
Consumer, Non-cyclical	358,264	—	—	358,264
	358,264	1,718,151	—	2,076,415
Government Money Market Mutual Funds	600,283	—	—	600,283
Short Term Investments	—	1,121,568	—	1,121,568
Total investments, at fair value:	75,316,667	968,326,983	21	1,043,643,671
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	51	—	51
Futures Contracts(a)	196,510	—	—	196,510
Total Assets	$75,513,177	$968,327,034	$21	$1,043,840,232
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(91,405)	—	(91,405)
Total Liabilities	$—	$(91,405)	$—	$(91,405)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

Semi-Annual Report - June 30, 2025

Empower Core Strategies: U.S. Equity Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$11,884,558	$—	$—	$11,884,558
Communications	92,413,018	—	—	92,413,018
Consumer, Cyclical	63,029,807	—	—	63,029,807
Consumer, Non-cyclical	105,460,573	1,815,456	—	107,276,029
Energy	24,010,350	1,606,659	—	25,617,009
Financial	118,786,956	—	—	118,786,956
Industrial	67,462,819	—	—	67,462,819
Technology	151,656,590	—	—	151,656,590
Utilities	19,565,582	—	—	19,565,582
	654,270,253	3,422,115	—	657,692,368
Exchange Traded Funds	3,259,925	—	—	3,259,925
Government Money Market Mutual Funds	3,559,858	—	—	3,559,858
Short Term Investments	—	2,260,197	—	2,260,197
Total investments, at fair value:	661,090,036	5,682,312	—	666,772,348
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	106	—	106
Futures Contracts(a)	106,134	—	—	106,134
Total Assets	$661,196,170	$5,682,418	$—	$666,878,588
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(110,833)	—	(110,833)
Total Liabilities	$—	$(110,833)	$—	$(110,833)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
To Be Announced Transactions
The Empower Core Strategies: Flexible Bond Fund and Empower Core Strategies: Inflation-Protected Securities Fund may invest in securities known as To Be Announced (TBA) securities. TBAs are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date.  The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date. TBAs are included in Investments in securities, fair value on the Statement of Assets and Liabilities.
Dollar Rolls
A Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase TBA mortgage-backed securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a Fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Semi-Annual Report - June 30, 2025

Foreign Currency Translations and Transactions
The accounting records of each Fund is maintained in U.S. dollars.  Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate.  Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
A Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by a Fund and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.  These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection.  Dividend income for a Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Treasury Inflation-Protected Securities
For Treasury Inflation-Protected Securities ("TIPS") the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on a Fund's distributions.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.  Therefore, no provision of federal income or excise tax is required.  Each Fund files income tax returns in U.S. federal and applicable state jurisdictions.  The statute of limitations on each Fund's tax return filings generally remains open for the three preceding fiscal reporting period ends.  State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of a Fund, if any, are declared and paid twice annually.  Capital gain distributions of a Fund, if any, are declared and paid at least annually.  Distributions are reinvested in additional shares of a Fund at net asset value and are declared separately for each class.  Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, market discount adjustments, adjustments for passive foreign investment corporations, adjustments for real estate investment trusts and foreign currency reclassifications.

Semi-Annual Report - June 30, 2025

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2025 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Empower Core Strategies: Flexible Bond Fund	$1,328,643,122	$29,706,891	$(52,668,571)	$(22,961,680)
Empower Core Strategies: Inflation-Protected Securities Fund	459,979,968	215,952,404	(212,624,443)	3,327,961
Empower Core Strategies: International Equity Fund	879,359,992	205,907,677	(41,518,842)	164,388,835
Empower Core Strategies: U.S. Equity Fund	509,141,955	181,668,354	(24,042,554)	157,625,800
Segment Reporting
The ECM Board of Managers acts as the Funds’ chief operating decision maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each of the Funds operates as a single operating segment based on the fact that each has a single investment strategy as disclosed in its prospectus, against which the CODM assesses the performance, and it is the level at which discrete financial information is available. The financial information provided to and reviewed by the CODM is presented within each of the Funds’ financial statements.
2.  DERIVATIVE FINANCIAL INSTRUMENTS
Each Fund's investment objective allows it to enter into various types of derivative contracts as outlined in the Fund's prospectus.
In pursuit of the its investment objective, each Fund may seek to use derivatives to increase or decrease their exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. dollar and other currencies may cause a Fund to lose money on investments denominated in foreign currencies.
Inflation Risk - The risk that the level of inflation and consumer prices will not be accurately predicted, which could significantly harm a Fund’s performance.
Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.
Each Fund may be exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that a Fund may be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to a Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
A Fund may be subject to enforceable master netting agreements ("MNA"), or netting arrangements, with certain counterparties.  These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements, if any, at pre-arranged exposure levels.  Collateral or margin requirements, if any, are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. A Fund will attempt to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association ("ISDA") master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements (if any), events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by a Fund of any net liability owed to that counterparty

Semi-Annual Report - June 30, 2025

under the ISDA agreement. As of June 30, 2025, the Empower Core Strategies: Flexible Bond Fund, the Empower Core Strategies: International Equity Fund and Empower Core Strategies: U.S. Equity Fund were subject to enforceable master netting arrangements and entered into ISDA master agreements with certain counterparties.
Futures Contracts
A Fund may use interest rate futures to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure or equity futures to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments.  Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit).  Receipts or payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities.  When a Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations.
Forward Foreign Currency Contracts
A Fund may enter into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure.  A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments.  The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation.  Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations.
Interest Rate Swaps
A Fund may enter into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the Secured Overnight Financing Rate ("SOFR"), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the OTC market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps).
For centrally cleared interest rate swaps, required initial margin deposits of cash or securities are pledged by a Fund. Subsequent payments, known as variation margin, are made or received by a Fund, depending on fluctuations in the value of the centrally cleared interest rate swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as realized gain or loss on the Statement of Operations.
A Fund may enter into interest rate swaps in which it either pays or receives a fixed interest rate and pays or receives a floating interest rate.  Barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that a Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to a Fund upon early termination of the swap.

Semi-Annual Report - June 30, 2025

Inflation Swaps
The Funds may enter into inflation swap contracts to gain exposure to inflation (inflation risk). An inflation swap is a contract in which one party agrees to pay the cumulative percentage increase in a price index (such as the Consumer Price Index ("CPI") with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. These agreements may be privately negotiated in the over-the-counter market (OTC inflation swaps) or may be executed on a registered exchange (centrally cleared inflation swaps). Inflation swaps are reported in a table following the Schedule of Investments.
The following tables represent the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower Core Strategies: Flexible Bond Fund
Futures Contracts:
Average long contracts	3,732
Average short contracts	949
Average notional long	$459,822,922
Average notional short	$108,365,752
Forward Currency Exchange Contracts:
Average notional amount	$2,498,997
Empower Core Strategies: Inflation-Protected Securities Fund
Futures Contracts:
Average long contracts	996
Average short contracts	370
Average notional long	$113,309,290
Average notional short	$56,455,472
Centrally Cleared Interest Rate Swaps:
Average notional amount	$290,259,714
Centrally Cleared Inflation Swaps:
Average notional amount	$21,658,571
Empower Core Strategies: International Equity Fund
Futures Contracts:
Average long contracts	114
Average notional long	$14,183,080
Forward Currency Exchange Contracts:
Average notional amount	$1,936,103
Empower Core Strategies: U.S. Equity Fund
Futures Contracts:
Average long contracts	29
Average notional long	$8,429,802
Forward Currency Exchange Contracts:
Average notional amount	$7,068,209

Semi-Annual Report - June 30, 2025

Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2025 is as follows:
Empower Core Strategies: Flexible Bond Fund
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts (futures contracts)	Net unrealized appreciation on futures contracts	$6,433,117(a)	Net unrealized depreciation on futures contracts	$(4,075,182)(a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$670	Unrealized depreciation on forward foreign currency contracts	$(76,866)
(a)Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Empower Core Strategies: Inflation-Protected Securities Fund
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts (swaps)	Net unrealized appreciation on interest rate swaps	$291,012(a)	Net unrealized depreciation on interest rate swaps	$(698,093)(a)
Inflation contracts (swaps)			Net unrealized depreciation on inflation swaps	$(151,415)(a)
Interest rate contracts (futures contracts)	Net unrealized appreciation on futures contracts	$531,014(a)	Net unrealized depreciation on futures contracts	$(105,250)(a)
(a)Includes cumulative appreciation of interest rate contracts, futures contracts and inflation contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Empower Core Strategies: International Equity Fund
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts (futures contracts)	Net unrealized appreciation on futures contracts	$196,510(a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$51	Unrealized depreciation on forward foreign currency contracts	$(91,405)
(a)Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Empower Core Strategies: U.S. Equity Fund
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts (futures contracts)	Net unrealized appreciation on futures contracts	$106,134(a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$106	Unrealized depreciation on forward foreign currency contracts	$(110,833)
(a)Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Semi-Annual Report - June 30, 2025

The effect of derivative investments for the period ended June 30, 2025 is as follows:
Empower Core Strategies: Flexible Bond Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized gain on futures contracts	$2,518,590	Net change in unrealized appreciation on futures contracts	$2,082,278
Foreign exchange contracts (forwards)	Net realized loss on forward foreign currency contracts	$(151,323)	Net change in unrealized depreciation on forward foreign currency contracts	$(113,147)
Empower Core Strategies: Inflation-Protected Securities Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Inflation contracts (swaps)	Net realized gain on inflation swaps	$(20,466)	Net change in unrealized depreciation on inflation swaps	$(151,169)
Interest rate contracts (swaps)	Net realized loss on interest rate swaps	$(1,025,867)	Net change in unrealized depreciation on interest rate swaps	$(580,076)
Interest rate contracts (futures contracts)	Net realized gain on futures contracts	$3,112,804	Net change in unrealized depreciation on futures contracts	$(328,396)
Empower Core Strategies: International Equity Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized gain on futures contracts	$1,162,574	Net change in unrealized appreciation on futures contracts	$544,205
Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$447,113	Net change in unrealized depreciation on forward foreign currency contracts	$(135,735)
Empower Core Strategies: U.S. Equity Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized loss on futures contracts	$(492,733)	Net change in unrealized appreciation on futures contracts	$448,713
Foreign exchange contracts (forwards)	Net realized loss on forward foreign currency contracts	$(303,141)	Net change in unrealized depreciation on forward foreign currency contracts	$(190,809)
Concentration Risk
A Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country.  Such concentrations may subject a Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.  Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Semi-Annual Report - June 30, 2025

3.  OFFSETTING ASSETS AND LIABILITIES
A Fund may enter into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include MNAs which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following tables summarize the Funds' financial investments that, if applicable, were subject to an enforceable MNA as of June 30, 2025.
Empower Core Strategies: Flexible Bond Fund
Counterparty	Derivative Assets Subject to an MNA by Counterparty(a)	Derivatives Available for Offset	Non- Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
BNP Paribas Securities Corp	$270	$—	$—	$—	$270
UBS AG	400	—	—	—	400
	$670	$—	$—	$—	$670
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty(a)	Derivatives Available for Offset	Non- Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Bank of America Corp	$(76,866)	$—	$—	$—	$(76,866)
	$(76,866)	$—	$—	$—	$(76,866)
(a)	OTC derivatives are reported gross on the Statement of Assets and Liabilities.
Empower Core Strategies: International Equity Fund
Counterparty	Derivative Assets Subject to an MNA by Counterparty(a)	Derivatives Available for Offset	Non- Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Citigroup Global Markets	$51	$(51)	$—	$—	$ —
	$51	$(51)	$—	$—	$—
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty(a)	Derivatives Available for Offset	Non- Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Citigroup Global Markets	$(2,046)	$51	$—	$—	$(1,995)
Mellon Capital	(89,359)	—	—	—	(89,359)
	$(91,405)	$51	$—	$—	$(91,354)
(a)	OTC derivatives are reported gross on the Statement of Assets and Liabilities.

Semi-Annual Report - June 30, 2025

Empower Core Strategies: U.S. Equity Fund
Counterparty	Derivative Assets Subject to an MNA by Counterparty(a)	Derivatives Available for Offset	Non- Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Goldman Sachs	$28	$(28)	$—	$—	$ —
State Street Bank	78	(78)	—	—	—
	$106	$(106)	$—	$—	$—
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty(a)	Derivatives Available for Offset	Non- Cash Collateral Pledged	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
Barclays Bank PLC	$(14,328)	$—	$—	$—	$(14,328)
Citigroup Global Markets	(8,596)	—	—	—	(8,596)
Goldman Sachs	(17,459)	28	—	—	(17,431)
HSBC Bank USA	(14,354)	—	—	—	(14,354)
State Street Bank	(10,120)	78	—	—	(10,042)
Toronto Dominion Bank	(27,415)	—	—	—	(27,415)
UBS AG	(3,608)	—	—	—	(3,608)
Westpac Banking	(14,953)	—	—	—	(14,953)
	$(110,833)	$106	$—	$—	$(110,727)
(a)	OTC derivatives are reported gross on the Statement of Assets and Liabilities.
4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America ("Empower of America"). As compensation for its services to Empower Funds, ECM receives the below monthly compensation at the described annual rate of each Fund’s average daily net assets. Certain administration and accounting services fees for each Fund are included in the investment advisory agreement.
Fund Name	Annual Advisory Rate
Empower Core Strategies: Flexible Bond Fund	0.38% up to $2 billion dollars
0.35% over $2 billion dollars
Empower Core Strategies: Inflation-Protected Securities Fund	0.33% up to $1 billion dollars
0.28% over $1 billion dollars
0.23% over $2 billion dollars
Empower Core Strategies: International Equity Fund	0.53% up to $1 billion dollars
0.48% over $1 billion dollars
0.43% over $2 billion dollars
Empower Core Strategies: U.S. Equity Fund	0.47% up to $1 billion dollars
0.42% over $1 billion dollars
0.37% over $2 billion dollars
ECM has contractually agreed to waive fees or reimburse expenses that exceed the annual rate, shown in the table below, of each Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by each Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the “Expense Limit”).

Semi-Annual Report - June 30, 2025

The agreement's current term ends on April 30, 2026 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
Fund Name	Expense Limit Annual Rate
Empower Core Strategies: Flexible Bond Fund	0.45%
Empower Core Strategies: Inflation-Protected Securities Fund	0.35%
Empower Core Strategies: International Equity Fund	0.65%
Empower Core Strategies: U.S. Equity Fund	0.55%
ECM is permitted upon approval by the Board to recoup amounts waived or reimbursed by each Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of each Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. As of June 30, 2025, the amounts subject to recoupment were as follows:
Empower Core Strategies: Flexible Bond Fund
Expires December 31, 2025	Expires December 31, 2026	Expires December 31, 2027	Expires June 30, 2028	Recoupment of Past Reimbursed Fees by ECM
$18,251	$33,701	$34,647	$19,897	$0
Empower Core Strategies: Inflation-Protected Securities Fund
Expires December 31, 2025	Expires December 31, 2026	Expires December 31, 2027	Expires June 30, 2028	Recoupment of Past Reimbursed Fees by ECM
$180,222	$201,221	$286,978	$154,851	$0
Empower Core Strategies: International Equity Fund
Expires December 31, 2025	Expires December 31, 2026	Expires December 31, 2027	Expires June 30, 2028	Recoupment of Past Reimbursed Fees by ECM
$454,669	$362,755	$33,876	$16,941	$0
Empower Core Strategies: U.S. Equity Fund
Expires December 31, 2025	Expires December 31, 2026	Expires December 31, 2027	Expires June 30, 2028	Recoupment of Past Reimbursed Fees by ECM
$215,587	$6,980	$25,873	$23,088	$0
The Adviser and Empower Funds entered into a sub-advisory agreement with and is responsible for compensating the Sub-Adviser’s below for their services:
Empower Core Strategies: Flexible Bond Fund - Loomis, Sayles & Company, L.P., and ECM. Effective January 17, 2025, ECM replaced Western Asset Management Company, LLC as the sub-adviser.
Empower Core Strategies: Inflation-Protected Securities Fund - Goldman Sachs Asset Management, L.P.
Empower Core Strategies: International Equity Fund - Irish Life Investment Managers Limited (“ILIM”), an affiliate of ECM and Empower of America, Lazard Asset Management LLC, and LSV Asset Management. Effective April 30, 2025, Lazard Asset Management LLC replaced Franklin Templeton Institutional, LLC as a sub-adviser. ILIM receives monthly compensation for its services at the annual rate of 0.02% of the average net value on the ILIM sub-advised portion of the Fund’s assets subject to an annual $20,000 minimum.

Semi-Annual Report - June 30, 2025

Empower Core Strategies: U.S. Equity Fund - ILIM, an affiliate of ECM and Empower of America, J.P. Morgan Investment Management Inc., Loomis Sayles & Company, L.P., and Putnam Investment Management, LLC. ILIM receives monthly compensation for its services at the annual rate of 0.0075% of the average net value on the ILIM sub-advised portion of the Fund’s assets subject to an annual $20,000 minimum.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC ("Empower"), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of each Fund a fee equal to 0.35% of the average daily net asset value of the share class.
Empower Financial Services, Inc. (the "Distributor"), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Funds.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-four funds for which they serve as directors was $833,000 for the fiscal period ended June 30, 2025.
5.  PURCHASES & SALES OF INVESTMENTS
For the period ended June 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S.Government securities and short-term securities) were as follows:
	Purchases	Sales
Empower Core Strategies: Flexible Bond Fund	$233,318,648	$218,139,939
Empower Core Strategies: Inflation-Protected Securities Fund	34,533,963	35,576,974
Empower Core Strategies: International Equity Fund	308,126,508	328,243,395
Empower Core Strategies: U.S. Equity Fund	95,697,401	95,698,702
For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were as follows:
	Purchases	Sales
Empower Core Strategies: Flexible Bond Fund	$523,862,099	$507,214,257
Empower Core Strategies: Inflation-Protected Securities Fund	474,550,292	416,644,817
Empower Core Strategies: International Equity Fund	-	-
Empower Core Strategies: U.S. Equity Fund	-	-

6.  SECURITIES LOANED
Each Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement each Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of each Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of each Fund and necessary collateral adjustments are made between such Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. Each Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board. Each Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

Semi-Annual Report - June 30, 2025

Collateral was invested in Government Money Market Funds. As of June 30, 2025, each Fund's securities on loan value and collateral received, as reported on the Statement of Assets and Liabilities, were as follows:
	Market Value	Collateral Received
Empower Core Strategies: Flexible Bond Fund	$6,161,426	$6,355,038
Empower Core Strategies: Inflation-Protected Securities Fund	14,992	15,560
Empower Core Strategies: International Equity Fund	569,936	600,283
Empower Core Strategies: U.S. Equity Fund	3,515,917	3,559,858

Under the securities lending agreement, the cash collateral received represents a secured borrowing, and is collateralized by the securities loaned. The following tables summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of June 30, 2025.  Additional information regarding each Fund's securities on loan is included in the Schedule of Investments.
Empower Core Strategies: Flexible Bond Fund	Total(a)
Corporate Bonds and Notes	$6,355,038
Total secured borrowings	$6,355,038
Empower Core Strategies: Inflation-Protected Securities Fund	Total(a)
Corporate Bonds and Notes	$15,560
Total secured borrowings	$15,560
Empower Core Strategies: International Equity Fund	Total(a)
Common Stocks	$600,283
Total secured borrowings	$600,283
Empower Core Strategies: U.S. Equity Fund	Total(a)
Common Stocks	$3,559,858
Total secured borrowings	$3,559,858
(a)	The remaining contractual maturity of the secured borrowing related to each class of collateral is overnight and continuous.
7.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, a Fund may also enter into contracts that provide general indemnifications. A Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
8.  SUBSEQUENT EVENTS
On July 2, 2025 the Funds declared and paid distributions to shareholders from net investment income.
Management has reviewed all events subsequent to June 30, 2025, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred except as noted above.

Semi-Annual Report - June 30, 2025

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form NPORT. Empower Funds’ Form NPORT reports are available on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents, and may be reviewed and copied at the SEC’s Public Reference Room in Washington,D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Funds’ accountants during the reporting period.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Statement Regarding Basis for Approval of Investment Advisory Contract
Empower Core Strategies: Flexible Bond Fund
The Board of Directors (the “Board”) of Empower Funds, Inc. (“Empower Funds”), including the Directors who are not interested persons of Empower Funds (the “Independent Directors”), at a meeting held on April 17, 2025 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and Empower Funds, on behalf of the Empower Core Strategies: Flexible Bond Fund (the “Fund”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among Empower Funds, ECM and Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Sub-Adviser”), with respect to the Fund.
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, ECM is responsible for allocating all or a portion of the assets of the Fund among one or more sub-advisers - including, in this case, Loomis Sayles. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend investment sub-advisory agreements, including the Sub-Advisory Agreement, with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person. Under this structure, ECM is responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, Loomis Sayles, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security. Currently, ECM manages the portion of the Fund’s assets not allocated to the Sub-Adviser.
On March 31, 2025 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and Loomis Sayles in connection with the proposed continuation of the Advisory Agreement and the Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information regarding the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. Representatives of Broadridge met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses and enterprise profitability data. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and other series of Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for Empower Funds, including the services and support provided to Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and Loomis Sayles (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower. (Each of Empower and ECM is an indirect wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies and its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer. With respect to ECM, the Board also took into account various organizational developments, including integration initiatives relating to recent acquisitions, as well as various system enhancements, such as the modernization of a proprietary reconciliation platform and similar efforts to achieve operational efficiencies.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”). The Board noted the CCO’s assessment that the Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser and ECM each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and Loomis Sayles.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. Noting the Fund’s inception dates of September 3, 2020 and June 25, 2018 for the Fund’s Investor Class and Institutional Class, respectively, the Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against its benchmark index, the Bloomberg U.S. Aggregate Bond Index (the “Index”), and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema, for the one- and three-year periods ended December 31, 2024 with respect to the Investor Class, and for the one-, three- and five-year periods ended December 31, 2024 with respect to the Institutional Class. In evaluating the Fund’s performance, the Board noted how the Fund performed relative to the returns of the Index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class for the one- and three-year periods ended December 31, 2024 exceeded its performance universe median, ranking in the first and second quintiles, respectively, of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers). As to the Fund’s Institutional Class, the Board observed that the annualized returns for the one-, three- and five-year periods ended December 31, 2024 exceeded its performance universe median, ranking in the first quintile of its performance universe for each period reviewed. In addition, the Board observed that each class of the Fund outperformed the Index for all periods reviewed.
In evaluating the performance data, the Board considered the investment decision-making process, the organization, composition and experience of investment personnel and portfolio risk controls, among other things, of the Sub-Adviser and - with respect to the portion of the Fund’s portfolio not allocated to Loomis Sayles - those of ECM. The Board also considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions, as well as the adviser’s performance attribution commentary. The Board’s assessment of performance results was also informed by its understanding of ECM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring. Furthermore, the Board noted ECM’s view that the Fund’s performance meets expectations relative to its investment objective and that ECM recommends the retention of Loomis Sayles.

The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding, the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and Loomis Sayles from their relationships with the Fund. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. In addition, the Board noted that ECM has contractually agreed to limit the fees and expenses of the Fund for a one-year renewable term through April 30, 2026.
In evaluating the management fee and total expense ratio of the Fund’s Institutional Class and Investor Class, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that, as to each class, the Fund’s Contractual Management Fee was lower than its peer group median contractual management fee. The Board also observed that the total annual operating expense ratio for the Fund’s Investor Class equaled its peer group median expense ratio. The Board further observed that the total annual operating expense ratio for the Fund’s Institutional Class was in the fourth quintile of its peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses). In considering the foregoing, the Board took into account the Independent Consultant’s overall conclusion that the Fund’s management fees and expenses are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund. The Board also reviewed information regarding the fees charged by Loomis Sayles to certain other accounts and products, noting, in particular, that Loomis Sayles provided its standard institutional multi-sector bond strategy fee schedule, as disclosed in its Form ADV, as well as the fees charged by Loomis Sayles for its own retail bond mutual fund and another bond fund managed in the same investment style as the Fund. Additionally, the Board noted the statement by Loomis Sayles that the Fund’s sub-advisory fee is the lowest fee rate of all mutual funds managed by the Sub-Adviser in this strategy. Considering the foregoing, the Board noted that any fees charged by Loomis Sayles to other similar accounts and products appeared to be competitive with the fee charged to ECM for the Fund. In addition, the Board noted that ECM, not the Fund, pays the sub-advisory fees to Loomis Sayles and that such fees were negotiated at arm’s length between ECM and Loomis Sayles.
The Board further considered the overall financial soundness of ECM and the Sub-Adviser and the profits estimated to be realized by ECM and Loomis Sayles. For this purpose, the Board reviewed the financial statements and profitability information from ECM and Loomis Sayles.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from the Independent Consultant comparing pre-tax profitability margins for the latest available fiscal year for certain publicly-traded investment management and financial services firms, as compared to ECM’s overall profits, as calculated by the Independent Consultant. The Board also compared ECM’s overall pre-tax profitability margin, as calculated by ECM, to those of the publicly-traded firms in the Independent Consultant’s report. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of products it manages, its mix of businesses and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations.

Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and Loomis Sayles were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of the Fund’s assets. The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation, the Board noted that the management fee schedule contained a breakpoint that would reduce the management fee on assets above specified levels as the Fund’s assets increased.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or Loomis Sayles from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted Loomis Sayles’ statement that it may from time to time use the performance of various funds in marketing its separate account investment advisory services, an ancillary benefit that Loomis Sayles does not believe is material. Loomis Sayles also noted that it may attract additional advisory clients from the reputational benefit of serving in its capacity to the Fund - a benefit Loomis Sayles described as difficult to quantify.
The Board also noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
The Board also considered that the Fund is offered as an investment option on a brokerage platform sponsored by an affiliate of ECM and that an affiliate of ECM may provide asset allocation services to the Fund’s investors.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived or to be derived by ECM, its affiliates or Loomis Sayles, as applicable.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.
Empower Core Strategies: Inflation-Protected Securities Fund
The Board of Directors (the “Board”) of Empower Funds, Inc. (“Empower Funds”), including the Directors who are not interested persons of Empower Funds (the “Independent Directors”), at a meeting held on April 17, 2025 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and Empower Funds, on behalf of Empower Core Strategies: Inflation-Protected Securities Fund (the “Fund”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among Empower Funds, ECM and Goldman Sachs Asset Management, L.P. (“GSAM” or the “Sub-Adviser”), with respect to the Fund.

Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, ECM is responsible for allocating the assets of the Fund among one or more sub-advisers - including, in this case, GSAM. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person. Under this structure, ECM is responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the assets of the Fund, which includes making decisions to buy, sell or hold any particular security.
On March 31, 2025 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and the Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information regarding the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. Representatives of Broadridge met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as enterprise profitability data. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and other series of Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for Empower Funds, including the services and support provided to Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower. (Each of Empower and ECM is an indirect wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies and its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
The Board also considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer. With respect to ECM, the Board also took into account various organizational developments, including integration initiatives relating to recent acquisitions, as well as various system enhancements, such as the modernization of a proprietary reconciliation platform and similar efforts to achieve operational efficiencies.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of and compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”). The Board considered the CCO’s assessment that the Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser and ECM each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and the Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. Noting the Fund’s inception dates of September 3, 2020 and June 25, 2018 for the Fund’s Investor Class and Institutional Class, respectively, the Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against a benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema, for the one- and three-year periods ended December 31, 2024 with respect to the Investor Class, and for the one-, three- and five-year periods ended December 31, 2024 with respect to the Institutional Class. In evaluating the Fund’s performance, the Board noted how the Fund performed relative to the returns of a benchmark index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of a benchmark index and to a peer group of funds.
The Board observed that the annualized returns of each class of the Fund outperformed its respective performance universe median for each period reviewed, which, for each class and each period reviewed, ranked in the second quintile of its respective performance universe (the first quintile being the best performers and the fifth quintile being the worst performers), except for the Fund’s Investor Class, which ranked in the third quintile for the one-year period ended December 31, 2024. The Board also observed that each class of the Fund underperformed the Bloomberg 1-10 Year U.S. Treasury Inflation-Protected Securities Index for each period reviewed.
In evaluating the performance data, the Board considered the Sub-Adviser’s investment decision-making process, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things. The Board also considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions. Also taken into account was the Sub-Adviser’s performance attribution commentary, including, among other things, the impact of duration and security selection on performance. The Board’s evaluation was also informed by its understanding of ECM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring. Furthermore, the Board noted ECM’s view that the Fund’s performance meets expectations relative to its investment objective and that ECM recommends the retention of the Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of, and information provided regarding, the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Adviser from their relationships with the Fund. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. Furthermore, the Board noted that ECM has contractually agreed to limit the fees and expenses of the Fund for a one-year renewable term through April 30, 2026.
In evaluating the management fee and total expense ratio of the Fund, as to each of the Fund’s Institutional Class and Investor Class, the Board considered the fees payable by and the total expense ratio of a peer group of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratio for all funds in the peer group. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that, although the Contractual Management Fee for the Fund’s Institutional Class was above its peer group median contractual management fee, the Contractual Management Fee for the Fund’s Investor Class was lower than its peer group median contractual management fee. The Board also observed that the total annual operating expense ratio for each class was lower than its respective peer group median total operating expense ratio, ranking in the second quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses). In considering the foregoing, the Board took into account the Independent Consultant’s overall conclusion that the Fund’s management fees and expenses are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board reviewed information regarding the fees charged by ECM and the Sub-Adviser to similar other funds of Empower Funds managed by ECM and the Sub-Adviser, as applicable, and/or standard institutional fee schedules for the relevant investment strategy. With respect to ECM, the Board noted that ECM does not manage other client accounts in the same investment style as the Fund. As to GSAM, the Board noted that the information provided included the Sub-Adviser’s standard institutional fee schedule - as disclosed in its Form ADV - for an account managed with an investment strategy similar to that used for the Fund’s portfolio, noting that the standard fee was higher than the fee charged to ECM for the Fund. Also noted

was GSAM’s statement that sub-advisory fees negotiated between the Sub-Adviser and investment advisers are a function of the size of the mandate, the applicable benchmark, investment guidelines and the level of servicing required. Moreover, the Board considered that ECM, not the Fund, pays the sub-advisory fees to the Sub-Adviser and that such fees were negotiated at arm’s length between ECM and the Sub-Adviser.
The Board further considered the overall financial soundness of ECM and the Sub-Adviser and the profits estimated to be realized by ECM and its affiliates and by the Sub-Adviser. For this purpose, the Board reviewed the financial statements and profitability information from ECM and the Sub-Adviser.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from the Independent Consultant comparing pre-tax profitability margins for the latest available fiscal year for certain publicly-traded investment management and financial services firms, as compared to ECM’s overall profits, as calculated by the Independent Consultant. The Board also compared ECM’s overall pre-tax profitability margin, as calculated by ECM, to those of the publicly-traded firms in the Independent Consultant’s report. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of products it manages, its mix of businesses and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations. In addition, with respect to the Fund in particular, the Board noted that GSAM reported a negative margin associated with its relationship to the Fund.
Based on the information provided, the Board concluded that the costs of the services provided and, as applicable, the profits estimated to have been realized by ECM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of the Fund’s assets. The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation, the Board noted that both the management fee schedule and the sub-advisory fee schedule contained breakpoints that would reduce the relevant fee rate on assets above specified levels as the Fund’s assets increased. The Board considered that, although the breakpoints in the sub-advisory fee schedule take effect at lower asset levels than for the management fee, the sub-advisory fee under the Sub-Advisory Agreement is paid by ECM out of the management fee that it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s length. Similarly, the Board took into account the foregoing in its review of data provided and developed by the Independent Consultant regarding the portion of the management fee retained by ECM for the Fund’s Investor Class, which indicated that such portion was below that of the Fund’s peer group.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. With respect to GSAM, the Board noted that improved trading efficiencies from aggregated orders with other advisory accounts and potential economies of scale from infrastructure enhancements in support of its services to the Fund are the principal “fall-out” benefits derived and identified by the Sub-Adviser from its relationship with the Fund.
The Board also noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement

(the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
The Board also considered that the Fund is offered as an investment option on a brokerage platform sponsored by an affiliate of ECM and that an affiliate of ECM may provide asset allocation services to the Fund’s investors.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived or to be derived by ECM, its affiliates or the Sub-Adviser.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.
Empower Core Strategies: International Equity Fund
The Board of Directors (the “Board”) of Empower Funds, Inc. (“Empower Funds”), including the Directors who are not interested persons of Empower Funds (the “Independent Directors”), at a meeting held on April 17, 2025 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and Empower Funds, on behalf of Empower Core Strategies: International Equity Fund (the “Fund”), and (ii) the investment sub-advisory agreements (the “Sub-Advisory Agreements”) by and among Empower Funds, ECM and each of the following sub-advisers (each, a “Sub-Adviser,” and collectively, the “Sub-Advisers”):
Fund	Sub-Adviser(s)
Empower Core Strategies: International Equity Fund	Irish Life Investment Managers Limited ("ILIM")
Lazard Asset Management LLC ("Lazard")
LSV Asset Management ("LSV")
(ECM is a wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). ILIM is an affiliate of ECM and Empower of America.)
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, ECM is responsible for allocating the assets of the Fund among one or more sub-advisers - including, in this case, each of ILIM, Lazard and LSV. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person. Under this structure, ECM is responsible for monitoring and evaluating the performance of each Sub-Adviser and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security. Franklin Templeton Institutional LLC (“Franklin”) managed a portion of the Fund’s assets through April 30, 2025; pursuant to the Sub-Advisory Agreement between Empower Funds, ECM and Lazard, with respect to the Fund, effective April 30, 2025, Lazard replaced Franklin as the party responsible for managing the portion of the Fund’s assets not allocated to ILIM and LSV.
On March 31, 2025 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information regarding the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. Representatives of Broadridge met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and other series of Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for Empower Funds, including the services and support provided to Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and the Sub-Advisers (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower. (Empower is an indirect wholly-owned subsidiary of Empower of America; references herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer. With respect to ECM, the Board also took into account various organizational developments, including integration initiatives relating to recent acquisitions, as well as various system enhancements, such as the modernization of a proprietary reconciliation platform and similar efforts to achieve operational efficiencies.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of and compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”). The Board noted the CCO’s assessment that each Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of each Sub-Adviser and ECM every year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and each of the Sub-Advisers.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. Noting the Fund’s inception dates of September 3, 2020 and June 25, 2018 for the Fund’s Investor Class and Institutional Class, respectively, the Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against the MSCI EAFE Index, its benchmark index (the “Index”), and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema, for the one- and three-year periods ended December 31, 2024 with respect to the Investor Class, and for the one-, three- and five-year periods ended December 31, 2024 with respect to the Institutional Class. In evaluating the Fund’s performance, the Board noted how the Fund performed relative to the returns of the Index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class for the one- and three-year periods ended December 31, 2024 were in the fifth and third quintiles, respectively, of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers), with a specific performance universe ranking in the 57th percentile for the three-year period ended December 31, 2024. As to the Fund’s Institutional Class, the Board observed that the Fund’s annualized returns for the one-, three- and five-year periods ended December 31, 2024 were in the fourth, third and third quintiles, respectively, of its performance universe, with returns above the performance universe median for the three-year period ended December 31, 2024 and a specific performance universe ranking in the 52nd percentile for the five-year period ended December 31, 2024. The Board also observed that the Fund underperformed the Index for each period reviewed.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions. In addition, the Board considered each Sub-Adviser’s investment decision-making process, the organization, experience and composition of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary. The Board’s assessment of performance results was also informed by its understanding of ECM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring. Also relevant to the Board was ECM’s view that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of each Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding, the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Advisers from their relationships with the Fund. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. In addition, the Board noted that ECM has contractually agreed to limit the fees and expenses of the Fund through April 30, 2026.
In evaluating the management fee and total expense ratio of the Fund, as to each of the Fund’s Institutional Class and Investor Class, the Board considered the fees payable by and the total expense ratio of a peer group of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that, as to each class, the Fund’s Contractual Management Fee and total annual operating expense ratio were lower than its peer group median contractual management fee and peer group median expense ratio, respectively, with the total annual operating expense ratio ranking in the second quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses). In addition, the Board considered the Independent Consultant’s overall conclusion that the Fund’s management fees and expenses are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board also reviewed information regarding the fees charged by ECM and the Sub-Advisers, to similar other funds of Empower Funds managed by ECM and the Sub-Advisers and/or standard institutional fee schedules for the relevant investment strategy. The Board noted that ECM does not manage other client accounts in the same investment style as the Fund. For LSV, the Board received information regarding the fees charged to registered investment companies, separately managed accounts and commingled vehicles with similar investment objectives and policies as LSV’s allocated portion of the Fund, and noted fee schedule differences and where the fee charged to ECM was higher, at particular asset levels, than that charged to certain other comparable clients or engagements. The Board considered LSV’s statement that sub-advisory fee schedules are negotiated individually, based on factors that include projected size and complexity of the account and service level requirements, among other things, and that the fee charged to ECM represents a discount from the Sub-Adviser’s standard fee schedule for large institutional clients. With respect to Lazard, the Board noted that the information provided by Lazard included fees for a proprietary mutual fund and separate account and that Lazard manages a sleeve of four sub-advised funds with a similar investment strategy to the Fund, which fees remain confidential. The Board also noted the Sub-Adviser’s statement that the Sub-Adviser offers fees that are reasonable and appropriate in light of competitors fees, the relevant strategy, benchmark orientation, assets under management, overall relationship and level of service required, among others. Although not identified specifically as accounts or products comparable to the Fund, the Board noted that the information provided by ILIM included the fees it charged to ECM for the other series of Empower Funds sub-advised by ILIM, including other equity index funds and a passively managed sleeve of another equity fund (collectively, the “ILIM Sub-Advised Funds”). The Board also noted ILIM’s statement that the sub-advisory fee charged to ECM for the Fund is consistent with pricing for mandates of similar size and for similar services. Taking into account the foregoing, the Board noted that any fees charged by the Sub-Advisers to other similar accounts and products, as applicable, appeared to be competitive with the fees charged to ECM for the Fund.

The Board further considered the overall financial soundness of ECM and the Sub-Advisers and the profits estimated to be realized by ECM and the Sub-Advisers. The Board reviewed the financial statements from ECM and the Sub-Advisers and profitability information from ECM and the Sub-Advisers.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from the Independent Consultant comparing pre-tax profitability margins for the latest available fiscal year for certain publicly-traded investment management and financial services firms, as compared to ECM’s overall profits, as calculated by the Independent Consultant. The Board also compared ECM’s overall pre-tax profitability margin, as calculated by ECM, to those of the publicly-traded firms in the Independent Consultant’s report. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of products it manages, its mix of businesses and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations. The Board also noted that ILIM’s profitability was based on its aggregate profitability for providing sub-advisory services to the ILIM Sub-Advised Funds (i.e., including the Fund).
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and the Sub-Advisers were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of the Fund’s assets. The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation, the Board noted that both the management fee schedule and the LSV sub-advisory fee schedule contained breakpoints that would reduce the relevant fee rate on assets above specified levels as the Fund’s assets increased. As the Board considered the foregoing, the Board took into account that the sub-advisory fee under each Sub-Advisory Agreement is paid by ECM out of the management fee that it receives under the Advisory Agreement. Similarly, the Board took into account the foregoing in its review of data provided and developed by the Independent Consultant regarding the portion of the management fee retained by ECM for the Fund’s Investor Class, which indicated that such portion was below that of the Fund’s peer group.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or each Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted ILIM’s statement that its primary “fall-out” benefit from managing the Fund is the reputational value associated with serving as Sub-Adviser, which may support its business growth in the U.S. and elsewhere in the future. As to Lazard, the Board noted Lazard may receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Fund brokerage to such brokers. As to LSV, the Board noted the Sub-Adviser’s statement that, other than the sub-advisory fee, it does not anticipate receiving any fall-out benefits as a result of its relationship with the Fund.
The Board also noted where services were provided to the Fund by affiliates of ECM and ILIM including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
The Board also considered that the Fund is offered as an investment option on a brokerage platform sponsored by an affiliate of ECM and that an affiliate of ECM may provide asset allocation services to the Fund’s investors.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived or to be derived by ECM, the Sub-Advisers or, as applicable, their affiliates.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.
Empower Core Strategies: U.S. Equity Fund
The Board of Directors (the “Board”) of Empower Funds, Inc. (“Empower Funds”), including the Directors who are not interested persons of Empower Funds (the “Independent Directors”), at a meeting held on April 17, 2025 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and Empower Funds, on behalf of Empower Core Strategies: U.S. Equity Fund (the “Fund”), (ii) the investment sub-advisory agreements (the “Sub-Advisory Agreements”) by and among Empower Funds, ECM and each of the following sub-advisers (each, a “Sub-Adviser,” and collectively, the “Sub-Advisers”):
Fund	Sub-Adviser(s)
Empower Core Strategies: U.S. Equity Fund	Irish Life Investment Managers Limited ("ILIM")
J.P. Morgan Investment Management Inc. ("JPMIM")
Loomis, Sayles & Company, L.P. ("Loomis Sayles")
Putnam Investment Management, LLC ("Putnam")
and (iii) the investment sub-sub-advisory agreement (the “Franklin Sub-Sub-Advisory Agreement”) by and among Franklin Advisers, Inc. (“Franklin”) and Putnam, with respect to the Fund. (ECM is a wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). ILIM is an affiliate of ECM and Empower of America.)
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, ECM is responsible for allocating the assets of the Fund among one or more sub-advisers - including, in this case, each of ILIM, JPMIM, Loomis Sayles and Putnam. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person. Under this structure, ECM is responsible for monitoring and evaluating the performance of each Sub-Adviser and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 31, 2025 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information regarding the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. Representatives of Broadridge met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and other series of Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for Empower Funds, including the services and support provided to Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
The Board considered that, on January 1, 2024, Franklin Resources Inc., the ultimate parent of Franklin, acquired Putnam. As a result of the transaction, Putnam and Franklin are affiliates that rely on each other to perform certain functions. The Board considered that Putnam will compensate Franklin under the Franklin Sub-Sub-Advisory Agreement out of the sub-advisory fee it receives from ECM pursuant to the Sub-Advisory Agreement with Putnam. The Board also considered its experience with Franklin serving as sub-adviser to other series of Empower Funds.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and the Sub-Advisers (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower. (Empower is an indirect wholly-owned subsidiary of Empower of America; references herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.

In addition, the Board considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer. With respect to ECM, the Board also took into account various organizational developments, including integration initiatives relating to recent acquisitions, as well as various system enhancements, such as progress on the modernization of a proprietary reconciliation platform and similar efforts to achieve operational efficiencies.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”). The Board noted the CCO’s assessment that each Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of each Sub-Adviser and ECM every year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and each of the Sub-Advisers.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. Noting the Fund’s inception dates of September 3, 2020 and June 25, 2018 for the Fund’s Investor Class and Institutional Class, respectively, the Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against its benchmark index, the Russell 3000 Index (the “Index”), and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema, for the one- and three-year periods ended December 31, 2024 with respect to the Investor Class, and for the one-, three- and five-year periods ended December 31, 2024 with respect to the Institutional Class. In evaluating the Fund’s performance, the Board noted how the Fund performed relative to the returns of the Index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds.
The Board observed that the annualized returns of each class of the Fund outperformed its respective performance universe median for each period reviewed, ranking in the third quintile of its respective performance universe (the first quintile being the best performers and the fifth quintile being the worst performers) for the one-year period ended December 31, 2024, in the second quintile of its respective performance universe for the three-year period ended December 31, 2024, and, as to the Institutional Class, in the second quintile of its performance universe for the five-year period ended December 31, 2024. The Board also observed each class of the Fund underperformed the Index for each period reviewed, with the exception of the Fund’s Institutional Class for the three-year period ended December 31, 2024.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions. In addition, the Board considered each Sub-Adviser’s investment decision-making process, the organization, experience and composition of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary. The Board’s assessment of performance results was also informed by its understanding of ECM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring. Also relevant to the Board was ECM’s view that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of each Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and each Sub-Adviser, as applicable, from their relationships with the Fund. The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fees and advisory fee retained by ECM for the Fund’s Investor Class as compared to other sub-advised funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. In addition, the Board noted that ECM has contractually agreed to limit the fees and expenses of the Fund for a one-year renewable term through April 30, 2026.
In evaluating the management fee and total expense ratio of the Fund, as to its Institutional Class and Investor Class, the Board considered the fees payable by and the total expense ratio of a peer group of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that the Fund’s Contractual Management Fee was lower than the median contractual management fee of the peer group of funds for each class. The Board also observed that the total annual operating expense ratio for each class was lower than the peer group median expense ratio, ranking in the first quintile of its peer group with respect to the Investor Class (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses) and in the second quintile of its peer group with respect to the Institutional Class. In addition, the Board considered the Independent Consultant’s overall conclusion that the Fund’s management fees and expenses are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board also reviewed information regarding the fees charged by ECM and the Sub-Advisers to similar other funds of Empower Funds managed by ECM and the Sub-Advisers, as applicable, and/or standard institutional fee schedules for the relevant investment strategy. The Board noted that ECM does not manage other client accounts in the same investment style as the Fund. With respect to each of JPMIM, Loomis Sayles and Putnam, the Board noted that the information provided included the fees charged for one or more similar retail mutual funds managed or sub-advised by the Sub-Adviser and/or institutional separately managed accounts with an investment strategy similar to the Fund. As applicable, the Board noted explanations provided for any differences in fee schedules, including vehicle structures, account sizes, the totality of client relationship, anticipated flows and projected growth. For instance, the Board considered JPMIM’s statement that fee schedules take into account various factors, including, but not limited to, the overall relationship, initial size of the mandate, anticipated flows and projected growth, competitor data and existing fee schedules. Also noted was JPMIM’s view that the Fund’s sub-advisory fees are competitive and in line with similar mandates. As to Loomis Sayles, the Board noted the Sub-Adviser’s statement that the Fund’s sub-advisory fee is the lowest fee rate of all mutual funds managed by the Sub-Adviser in this strategy.
Although not identified specifically as accounts or products comparable to the Fund, the Board noted that the information provided by ILIM included the fees it charged to ECM for the other series of Empower Funds sub-advised by ILIM, including other equity index funds and a passively managed sleeve of another equity fund (collectively, the “ILIM Sub-Advised Funds”). The Board also noted ILIM’s statement that the sub-advisory fee charged to ECM for the Fund is consistent with pricing for mandates of similar size and for similar services. Taking into account all of the foregoing, the Board noted that the fees charged appeared to be consistent or competitive with those charged to the other funds or accounts and ECM, as applicable. In addition, the Board noted that ECM, not the Fund, pays the sub-advisory fees to each Sub-Adviser.
The Board further considered the overall financial soundness of, and the profits estimated to be realized by, ECM and each of the Sub-Advisers, as applicable. For this purpose, the Board reviewed the financial statements and profitability information from ECM and each of the Sub-Advisers, as applicable.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from the Independent Consultant comparing pre-tax profitability margins for the latest available fiscal year for certain publicly-traded investment management and financial services firms, as compared to ECM’s overall profits, as calculated by the Independent Consultant. The Board also compared ECM’s overall pre-tax profitability margin, as calculated by ECM, to those of the publicly-traded firms in the Independent Consultant’s report. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of products it manages, its mix of businesses and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations. In addition, with respect to the Fund in particular, the Board noted that Loomis Sayles reported a negative margin associated with the management of its allocated portion of the Fund’s portfolio.
The Board also noted that ILIM’s profitability was based on its aggregate profitability for providing sub-advisory services to the ILIM Sub-Advised Funds (i.e., including the Fund) and, similarly, JPMIM’s profitability was based on the aggregate profitability for providing sub-advisory services to three series of Empower Funds, including the Fund. With respect to Putnam, the Board noted Putnam’s statement that the firm does not provide per account profitability information for sub-advised accounts, but that margins on the account would be similar to vehicles with comparable risk and benefit profiles. The Board noted that since the Sub-Advisory Agreement with Putnam is arm’s length, such information regarding the Sub-Adviser was not relevant to its consideration of the continuation of the Putnam Sub-Advisory Agreement.
Based on the information provided, the Board concluded that the costs of the services provided and, as applicable, the profits estimated to have been realized by ECM and its affiliates and/or the Sub-Advisers, as applicable, were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of the Fund’s assets. The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation, the Board noted that both the management fee schedule and - with respect to each Sub-Adviser except ILIM - the sub-advisory fee schedules contained breakpoints that would reduce the relevant fee rate on assets above specified levels as the Fund’s assets increased. As the Board considered the foregoing, including instances in which the breakpoints in the applicable sub-advisory fee schedule take effect at lower asset levels than for the management fee, the Board took into account that the sub-advisory fee under each Sub-Advisory Agreement is paid by ECM out of the management fee that it receives under the Advisory Agreement. Similarly, the Board took into account the foregoing in its review of data provided and developed by the Independent Consultant regarding the portion of the management fee retained by ECM, which indicated that such portion was below that of the Fund’s peer group.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or each Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that each of ILIM, Loomis Sayles and Putnam may receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Fund brokerage to such brokers. The Board also noted instances in which a Sub-Adviser indicated that the Fund’s performance record forms part of the Sub-Adviser’s overall performance results or a Sub-Adviser otherwise derives a reputational benefit from its relationship to the Fund and, therefore, a Sub-Adviser may gain or enhance its exposure to prospective advisory clients. As to Loomis Sayles, in particular, the Sub-Adviser stated that it may from time to time use the performance of various funds in marketing its separate account investment advisory services, an ancillary benefit that the Sub-Adviser does not believe is material. Loomis Sayles also noted that the potential reputational benefit from its management of funds, including the Fund, and the possibility that such funds’ performance may attract investors, is difficult to quantify. As to JPMIM, the Board noted the Sub-Adviser’s statement that it is aware of no direct or indirect benefits that have been derived from its relationship to the Fund.
The Board also noted where services were provided to the Fund by affiliates of ECM and ILIM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is offered as an investment option on a brokerage platform sponsored by an affiliate of ECM and that an affiliate of ECM may provide asset allocation services to the Fund’s investors.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived or to be derived by ECM, the Sub-Advisers, or, as applicable, their affiliates.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement and the Franklin Sub-Sub-Advisory Agreement continue to be reasonable and that the continuation of the Agreements and the Franklin Sub-Sub-Advisory Agreement is in the best interests of the Fund.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 8 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 9 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 10 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS OF APPROVAL OF INVESTMENT ADVISORY CONTRACT.

(a) Item 11 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item 407(c)(2)(iv) of Regulation S-K.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a) (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(4) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMPOWER FUNDS, INC.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: August 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: August 21, 2025

By: /s/ Kelly B. New

Kelly B. New
Chief Financial Officer & Treasurer

Date: August 21, 2025